UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04550

The MainStay Funds

(Exact name of registrant as specified in charter)

51 Madison Avenue, New York, New York 10010
(Address of principal executive offices)	(Zip Code)

J. Kevin Gao, Esq., 30 Hudson Street, Jersey City, NJ 070302

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-624-6782

Date of fiscal year end: October 31

Date of reporting period: July 31, 2017

Item 1. Schedule of Investments.

The schedule of investments for the period ended July 31, 2017 is filed herewith.

MainStay Common Stock Fund

Portfolio of Investments July 31, 2017 (Unaudited)

		Shares	Value
	Common Stocks 98.6% †
	Aerospace & Defense 1.4%
	Boeing Co.	10,692	$2,592,382

	Airlines 0.8%
	Southwest Airlines Co.	24,875	1,380,811
	United Continental Holdings, Inc. (a)	2,286	154,717
			1,535,528
	Auto Components 0.1%
	Goodyear Tire & Rubber Co.	2,982	93,963

	Banks 6.2%
¤	Bank of America Corp.	134,872	3,253,113
	Citigroup, Inc.	41,634	2,849,847
¤	JPMorgan Chase & Co.	43,692	4,010,925
	Wells Fargo & Co.	24,201	1,305,402
			11,419,287
	Beverages 1.9%
	Coca-Cola Co.	17,470	800,825
	PepsiCo., Inc.	22,337	2,604,717
			3,405,542
	Biotechnology 2.8%
	AbbVie, Inc.	21,381	1,494,746
	Amgen, Inc.	4,995	871,677
	Gilead Sciences, Inc.	28,133	2,140,640
	United Therapeutics Corp. (a)	4,476	574,718
			5,081,781
	Building Products 0.2%
	Johnson Controls International PLC	8,042	313,236

	Capital Markets 2.1%
	Ameriprise Financial, Inc.	4,399	637,327
	Bank of New York Mellon Corp.	11,377	603,322
	E*TRADE Financial Corp. (a)	17,811	730,251
	Franklin Resources, Inc.	2,265	101,427
	S&P Global, Inc.	2,273	349,110
	State Street Corp.	15,755	1,468,839
			3,890,276
	Chemicals 2.3%
	Chemours Co.	27,256	1,297,658
	LyondellBasell Industries N.V. Class A	6,388	575,495
	Mosaic Co.	52,152	1,258,949
	Olin Corp.	37,991	1,119,975
	Sherwin-Williams Co.	15	5,059
			4,257,136
	Communications Equipment 0.3%
	Cisco Systems, Inc.	5,843	183,762
	F5 Networks, Inc. (a)	909	109,762
	Juniper Networks, Inc.	5,983	167,225
			460,749
	Containers & Packaging 0.2%
	Owens-Illinois, Inc. (a)	15,814	377,955

	Diversified Consumer Services 0.7%
	H&R Block, Inc.	43,816	1,336,388

	Diversified Financial Services 1.4%
	Berkshire Hathaway, Inc., Class B (a)	14,874	2,602,504

	Diversified Telecommunication Services 1.8%
	AT&T, Inc.	73,769	2,876,991
	Verizon Communications, Inc.	9,034	437,246
			3,314,237
	Electric Utilities 1.0%
	American Electric Power Co., Inc.	3,597	253,732
	Duke Energy Corp.	2,691	229,058
	Edison International	1,498	117,863
	Entergy Corp.	990	75,953
	Exelon Corp.	17,287	662,783
	NextEra Energy, Inc.	2,304	336,591
	PG&E Corp.	2,632	178,160
	Xcel Energy, Inc.	1,218	57,624
			1,911,764
	Electrical Equipment 0.2%
	Regal Beloit Corp.	3,770	314,229

	Electronic Equipment, Instruments & Components 0.7%
	Corning, Inc.	5,733	167,060
	Jabil, Inc.	37,817	1,153,418
			1,320,478
	Equity Real Estate Investment Trusts (REITs) 2.7%
	American Tower Corp.	7,700	1,049,741
	Digital Realty Trust, Inc.	3,015	347,750
	HCP, Inc.	41,487	1,313,063
	Host Hotels & Resorts, Inc.	70,816	1,321,427
	Iron Mountain, Inc.	3,858	140,547
	Lamar Advertising Co. Class A	15	1,059
	Public Storage	220	45,225
	Senior Housing Properties Trust	35,281	686,215
	Uniti Group, Inc. (a)	2,755	70,528
			4,975,555
	Food & Staples Retailing 1.6%
	CVS Health Corp.	8,608	688,037
	Wal-Mart Stores, Inc.	27,790	2,222,922
	Walgreens Boots Alliance, Inc.	589	47,515
			2,958,474
	Food Products 0.9%
	Archer-Daniels-Midland Co.	7,020	296,104
	Tyson Foods, Inc. Class A	21,611	1,369,273
			1,665,377
	Health Care Equipment & Supplies 2.5%
	Abbott Laboratories	7,462	366,981
	Baxter International, Inc.	23,460	1,418,861
	Danaher Corp.	5,239	426,926
	Hologic, Inc. (a)	2,548	112,647
	Masimo Corp. (a)	12,545	1,186,757
	Medtronic PLC	12,582	1,056,511
			4,568,683
	Health Care Providers & Services 5.6%
	Anthem, Inc.	3,374	628,273
	Centene Corp. (a)	15,999	1,270,641
	Cigna Corp.	4,629	803,409
	Express Scripts Holding Co. (a)	2,150	134,676
	HealthSouth Corp.	16,427	699,133
	Humana, Inc.	6,297	1,455,866
	McKesson Corp.	8,910	1,442,262
	UnitedHealth Group, Inc.	14,551	2,791,027
	WellCare Health Plans, Inc. (a)	6,491	1,148,842
			10,374,129
	Hotels, Restaurants & Leisure 3.5%
	Carnival Corp.	21,576	1,440,845
	Darden Restaurants, Inc.	14,189	1,190,173
	McDonald's Corp.	3,299	511,807
	Royal Caribbean Cruises, Ltd.	11,833	1,337,957
	Wyndham Worldwide Corp.	12,507	1,305,356
	Wynn Resorts, Ltd.	4,032	521,499
	Yum! Brands, Inc.	2,868	216,477
			6,524,114
	Household Durables 0.5%
	NVR, Inc. (a)	195	509,036
	Whirlpool Corp.	2,733	486,146
			995,182
	Household Products 1.6%
¤	Procter & Gamble Co.	31,715	2,880,356

	Independent Power & Renewable Electricity Producers 0.5%
	AES Corp.	52,607	588,146
	NRG Energy, Inc.	12,020	295,933
			884,079
	Industrial Conglomerates 0.8%
	3M Co.	2,733	549,798
	General Electric Co.	30,714	786,586
	Honeywell International, Inc.	1,279	174,097
			1,510,481
	Insurance 4.1%
	Aflac, Inc.	7,072	563,992
	Allstate Corp.	13,925	1,267,175
	American International Group, Inc.	7,402	484,461
	Assurant, Inc.	11,135	1,172,181
	Everest Re Group, Ltd.	1,345	352,915
	First American Financial Corp.	12,641	611,951
	Hartford Financial Services Group, Inc.	943	51,865
	Lincoln National Corp.	9,931	725,559
	Prudential Financial, Inc.	10,015	1,133,998
	Travelers Cos., Inc.	1,552	198,796
	XL Group, Ltd.	20,785	922,854
			7,485,747
	Internet & Direct Marketing Retail 3.3%
¤	Amazon.com, Inc. (a)	4,560	4,504,277
	Expedia, Inc.	8,908	1,393,835
	Priceline Group, Inc. (a)	131	265,733
			6,163,845
	Internet Software & Services 4.8%
	Akamai Technologies, Inc. (a)	24,848	1,171,335
¤	Alphabet, Inc.(a)
	Class A	1,953	1,846,561
	Class C	1,938	1,803,309
	eBay, Inc. (a)	13,992	499,934
¤	Facebook, Inc. Class A (a)	20,228	3,423,589
			8,744,728
	IT Services 3.6%
	Alliance Data Systems Corp.	2,674	645,584
	CSRA, Inc.	10,883	354,895
	DXC Technology Co.	249	19,517
	International Business Machines Corp.	12,203	1,765,408
	Mastercard, Inc. Class A	8,059	1,029,940
	MAXIMUS, Inc.	3,284	198,222
	Total System Services, Inc.	9,472	601,093
	Visa, Inc. Class A	15,881	1,581,112
	Western Union Co.	17,524	346,099
			6,541,870
	Life Sciences Tools & Services 0.3%
	PAREXEL International Corp. (a)	7,113	622,530

	Machinery 2.3%
	Caterpillar, Inc.	15,979	1,820,807
	Cummins, Inc.	7,103	1,192,594
	Deere & Co.	2,589	332,117
	Oshkosh Corp.	12,547	863,986
	Trinity Industries, Inc.	1,631	44,706
			4,254,210
	Media 2.1%
	Comcast Corp. Class A	69,812	2,823,895
	DISH Network Corp. Class A (a)	8,033	514,353
	Live Nation Entertainment, Inc. (a)	3,836	142,968
	Walt Disney Co.	3,347	367,936
			3,849,152
	Metals & Mining 0.6%
	Freeport-McMoRan, Inc. (a)	43,709	639,026
	Newmont Mining Corp.	12,524	465,517
			1,104,543
	Multi-Utilities 0.1%
	Consolidated Edison, Inc.	1,778	147,325

	Oil, Gas & Consumable Fuels 5.7%
	Andeavor	6,688	665,657
	Chevron Corp.	7,203	786,496
	ConocoPhillips	305	13,838
¤	Exxon Mobil Corp.	47,464	3,799,018
	HollyFrontier Corp.	30,100	868,084
	Marathon Petroleum Corp.	25,730	1,440,623
	ONEOK, Inc.	602	34,055
	Valero Energy Corp.	21,483	1,481,682
	Williams Cos., Inc.	45,517	1,446,530
			10,535,983
	Pharmaceuticals 4.5%
	Eli Lilly & Co.	4,370	361,224
¤	Johnson & Johnson	31,780	4,217,841
	Merck & Co., Inc.	5,034	321,572
	Mylan N.V. (a)	20,284	790,873
	Pfizer, Inc.	80,098	2,656,050
			8,347,560
	Professional Services 0.7%
	ManpowerGroup, Inc.	1,841	197,263
	Robert Half International, Inc.	25,904	1,172,156
			1,369,419
	Road & Rail 0.3%
	Ryder System, Inc.	8,083	588,119

	Semiconductors & Semiconductor Equipment 4.0%
	Applied Materials, Inc.	17,041	755,087
	Broadcom, Ltd.	1,077	265,653
	Cirrus Logic, Inc. (a)	4,163	255,775
	Intel Corp.	42,983	1,524,607
	Lam Research Corp.	8,671	1,382,677
	Micron Technology, Inc. (a)	46,558	1,309,211
	NVIDIA Corp.	1,353	219,876
	Qorvo, Inc. (a)	9,598	658,039
	Skyworks Solutions, Inc.	9,391	984,834
			7,355,759
	Software 5.5%
	Activision Blizzard, Inc.	25,560	1,579,097
	Adobe Systems, Inc. (a)	150	21,974
	CA, Inc.	9,501	294,911
¤	Microsoft Corp.	81,769	5,944,606
	Oracle Corp.	29,621	1,478,977
	Take-Two Interactive Software, Inc. (a)	10,501	834,619
			10,154,184
	Specialty Retail 2.0%
	Best Buy Co., Inc.	23,064	1,345,554
	Gap, Inc.	13,801	328,878
	Home Depot, Inc.	4,254	636,398
	Lowe's Cos., Inc.	17,099	1,323,462
	Williams-Sonoma, Inc.	2,869	133,208
			3,767,500
	Technology Hardware, Storage & Peripherals 6.4%
¤	Apple, Inc.	51,189	7,613,340
	Hewlett Packard Enterprise Co.	14,233	249,220
	HP, Inc.	77,819	1,486,343
	Seagate Technology PLC	31,103	1,025,155
	Western Digital Corp.	15,487	1,318,253
			11,692,311
	Textiles, Apparel & Luxury Goods 0.9%
	Michael Kors Holdings, Ltd. (a)	34,566	1,259,585
	Ralph Lauren Corp.	4,237	320,529
			1,580,114
	Tobacco 2.4%
	Altria Group, Inc.	25,317	1,644,846
	Philip Morris International, Inc.	23,113	2,697,518
			4,342,364
	Trading Companies & Distributors 0.7%
	United Rentals, Inc. (a)	10,979	1,306,062
	Total Common Stocks (Cost $156,813,362)		181,517,190

	Exchange-Traded Funds 1.4% (b)
	SPDR S&P 500 ETF Trust	10,244	2,527,912
	Total Exchange-Traded Funds (Cost $2,536,186)		2,527,912
	Total Investments (Cost $159,349,548) (c)	100.0%	184,045,102
	Other Assets, Less Liabilities	0.0 ‡	31,052
	Net Assets	100.0%	$184,076,154

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest holdings, as of July 31, 2017. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Exchange-Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(c)	As of July 31, 2017, cost was $160,365,646 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$27,358,666
Gross unrealized depreciation	(3,679,210)
Net unrealized appreciation	$23,679,456

The following abbreviations are used in the preceding pages:
ETF	—Exchange-Traded Fund
SPDR	—Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$181,517,190	$—	$—	$181,517,190
Exchange-Traded Funds	2,527,912	—	—	2,527,912
Total Investments in Securities	$184,045,102	$—	$—	$184,045,102

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2017, the Fund did not have any transfers among levels.

As of July 31, 2017, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Convertible Fund
Portfolio of Investments July 31, 2017 (Unaudited)

		Principal Amount	Value
	Convertible Securities 83.2%†
	Convertible Bonds 69.1%
	Auto Manufacturers 0.8%
	Wabash National Corp. 3.375%, due 5/1/18	$5,555,000	$9,342,816

	Biotechnology 4.1%
	BioMarin Pharmaceutical, Inc. 0.75%, due 10/15/18	15,698,000	17,336,479
	Illumina, Inc.
	(zero coupon), due 6/15/19	4,300,000	4,386,000
	0.50%, due 6/15/21	6,977,000	7,504,635
	Intercept Pharmaceuticals, Inc. 3.25%, due 7/1/23	6,684,000	6,717,420
	Ionis Pharmaceuticals, Inc. 1.00%, due 11/15/21	10,659,000	11,511,720
			47,456,254
	Commercial Services 3.5%
	Carriage Services, Inc. 2.75%, due 3/15/21	6,573,000	7,961,546
	LendingTree, Inc. 0.625%, due 6/1/22 (a)	7,865,000	9,924,647
¤	Macquarie Infrastructure Corp. 2.875%, due 7/15/19	20,595,000	22,603,013
			40,489,206
	Computers 1.3%
	Lumentum Holdings, Inc. 0.25%, due 3/15/24 (a)	11,687,000	14,557,619

	Diversified Financial Services 3.3%
¤	Air Lease Corp. 3.875%, due 12/1/18	15,781,000	22,793,682
	Blackhawk Network Holdings, Inc. 1.50%, due 1/15/22 (a)	13,870,000	15,629,756
			38,423,438
	Health Care - Products 6.0%
¤	Danaher Corp. (zero coupon), due 1/22/21	8,558,000	26,663,518
	Hologic, Inc. 2.00%, due 3/1/42 (b)	14,453,000	20,721,989
¤	Teleflex, Inc. 3.875%, due 8/1/17	6,325,000	21,694,750
			69,080,257
	Health Care - Services 2.7%
	Anthem, Inc. 2.75%, due 10/15/42	7,160,000	18,271,425
	Molina Healthcare, Inc. 1.625%, due 8/15/44	10,151,000	12,663,372
			30,934,797
	Internet 8.4%
	Liberty Expedia Holdings, Inc. 1.00%, due 6/30/47 (a)	11,074,000	12,084,503
	MercadoLibre, Inc. 2.25%, due 7/1/19	5,685,000	13,164,328
¤	Priceline Group, Inc.
	0.35%, due 6/15/20	7,782,000	12,266,377
	1.00%, due 3/15/18	12,338,000	26,449,587
	Proofpoint, Inc. 0.75%, due 6/15/20	8,653,000	10,837,883
	Twitter, Inc. 0.25%, due 9/15/19	9,161,000	8,702,950
	VeriSign, Inc. 4.452%, due 8/15/37 (b)	582,000	1,727,813
	Zillow Group, Inc. 2.00%, due 12/1/21 (a)	10,139,000	11,450,733
			96,684,174
	Machinery - Diversified 1.0%
	Chart Industries, Inc. 2.00%, due 8/1/18	11,153,000	11,111,176

	Media 5.3%
¤	DISH Network Corp. 3.375%, due 8/15/26 (a)	28,598,000	35,676,005
¤	Liberty Media Corp-Liberty Formula One 1.00%, due 1/30/23 (a)	9,441,000	10,715,535
¤	Liberty Media Corp. 1.375%, due 10/15/23	11,345,000	14,371,846
			60,763,386
	Oil & Gas 1.5%
	Ensco Jersey Finance, Ltd. 3.00%, due 1/31/24 (a)	8,306,000	6,592,887
	Oasis Petroleum, Inc. 2.625%, due 9/15/23	10,653,000	10,473,231
			17,066,118
	Oil & Gas Services 3.1%
	Helix Energy Solutions Group, Inc. 4.25%, due 5/1/22	13,111,000	12,873,363
	Newpark Resources, Inc. 4.00%, due 12/1/21 (a)	2,902,000	3,360,879
	Weatherford International, Ltd. 5.875%, due 7/1/21	18,812,000	20,011,265
			36,245,507
	Pharmaceuticals 1.6%
	Depomed, Inc. 2.50%, due 9/1/21	5,456,000	4,855,840
	Neurocrine Biosciences, Inc. 2.25%, due 5/15/24 (a)	1,906,000	1,947,694
	Pacira Pharmaceuticals, Inc. 2.375%, due 4/1/22 (a)	5,218,000	5,266,919
	Teva Pharmaceutical Finance Co. LLC 0.25%, due 2/1/26	5,832,000	6,269,400
			18,339,853
	Real Estate Investment Trusts 1.1%
	SL Green Operating Partnership, L.P. 3.00%, due 10/15/17 (a)	9,324,000	12,360,128

	Semiconductors 11.3%
	Advanced Micro Devices, Inc. 2.125%, due 9/1/26	4,965,000	9,321,787
	Inphi Corp. 1.125%, due 12/1/20	10,628,000	12,727,030
	Lam Research Corp. 1.25%, due 5/15/18	6,444,000	17,012,160
¤	Microchip Technology, Inc.
	1.625%, due 2/15/25	13,990,000	21,929,325
	1.625%, due 2/15/27 (a)	7,129,000	7,931,013
	Micron Technology, Inc. 3.00%, due 11/15/43	9,264,000	10,010,910
	NXP Semiconductors N.V. 1.00%, due 12/1/19	15,332,000	18,436,730
	ON Semiconductor Corp. 1.00%, due 12/1/20	9,913,000	10,706,040
	Rambus, Inc. 1.125%, due 8/15/18	7,638,000	8,936,460
	Silicon Laboratories, Inc. 1.375%, due 3/1/22 (a)	12,142,000	13,143,715
			130,155,170
	Software 8.6%
	Citrix Systems, Inc. 0.50%, due 4/15/19	8,035,000	9,576,716
	HubSpot, Inc. 0.25%, due 6/1/22 (a)	5,736,000	5,893,740
	NICE Systems, Inc. 1.25%, due 1/15/24 (a)	15,655,000	16,897,616
	Nuance Communications, Inc. 1.25%, due 4/1/25 (a)	11,278,000	11,418,975
	RealPage, Inc. 1.50%, due 11/15/22 (a)	5,779,000	6,598,896
	Red Hat, Inc. 0.25%, due 10/1/19	5,864,000	8,334,210
	Salesforce.com, Inc. 0.25%, due 4/1/18	9,409,000	13,025,584
	ServiceNow, Inc. (zero coupon), due 11/1/18	6,825,000	10,399,594
	Verint Systems, Inc. 1.50%, due 6/1/21	17,084,000	16,624,867
			98,770,198
	Telecommunications 1.5%
	Finisar Corp. 0.50%, due 12/15/36 (a)	6,569,000	6,564,894
	Viavi Solutions, Inc. 1.00%, due 3/1/24 (a)	9,915,000	10,671,019
			17,235,913
	Transportation 4.0%
	Atlas Air Worldwide Holdings, Inc. 2.25%, due 6/1/22	14,597,000	16,284,778
	Echo Global Logistics, Inc. 2.50%, due 5/1/20	8,755,000	8,207,813
¤	XPO Logistics, Inc. 4.50%, due 10/1/17	6,052,000	22,184,362
			46,676,953
	Total Convertible Bonds (Cost $682,887,115)		795,692,963

		Shares
	Convertible Preferred Stocks 14.1%
	Aerospace & Defense 0.3%
	Arconic, Inc. 5.375%	88,185	3,466,552

	Banks 2.7%
¤	Bank of America Corp. Series L 7.25%	12,072	15,669,456
	Wells Fargo & Co. Series L 7.50%	11,552	15,335,280
			31,004,736
	Chemicals 1.0%
	A. Schulman, Inc. 6.00%	14,423	11,252,392

	Food 0.9%
	Post Holdings, Inc. 3.75%	60,463	10,813,263

	Hand & Machine Tools 1.0%
	Stanley Black & Decker, Inc. 5.375%	105,261	11,297,663

	Health Care - Products 0.8%
	Becton Dickinson & Co. Series A 6.125%	159,841	8,933,514

	Oil & Gas 1.7%
	Hess Corp. 8.00%	293,774	16,524,788
	Sanchez Energy Corp. Series A 4.875%	35,932	747,989
	Southwestern Energy Co. Series B 6.25%	184,819	2,556,047
			19,828,824
	Pharmaceuticals 2.4%
	Allergan PLC Series A 5.50%	16,171	14,457,036
	Teva Pharmaceutical Industries, Ltd. 7.00%	22,694	13,253,296
			27,710,332
	Real Estate Investment Trusts 2.6%
	American Tower Corp. 5.50%	140,488	16,816,413
	Crown Castle International Corp. 6.875%	8,856	9,451,389
	Welltower, Inc. Series I 6.50%	47,800	3,126,120
			29,393,922
	Telecommunications 0.7%
	T-Mobile U.S., Inc. 5.50%	85,219	8,543,205

	Total Convertible Preferred Stocks (Cost $169,804,572)		162,244,403
	Total Convertible Securities (Cost $852,691,687)		957,937,366

	Common Stocks 3.5%
	Aerospace & Defense 0.5%
	United Technologies Corp.	53,105	6,296,660

	Airlines 0.8%
	Delta Air Lines, Inc.	175,965	8,685,632

	Banks 0.8%
¤	Bank of America Corp.	398,621	9,614,739

	Food 0.8%
	Tyson Foods, Inc. Class A	143,511	9,092,857

	Oil & Gas 0.0% ‡
	Southwestern Energy Co. (c)	17,936	102,235

	Oil & Gas Services 0.6%
	Baker Hughes, a GE Co.	51,357	1,894,560
	Halliburton Co.	113,326	4,809,555
			6,704,115
	Total Common Stocks (Cost $34,549,568)		40,496,238

		Principal Amount
	Short-Term Investment 12.8%
	Repurchase Agreement 12.8%
	Fixed Income Clearing Corp. 0.12%, dated 7/31/17 due 8/1/17 Proceeds at Maturity $147,581,662 (Collateralized by a United States Treasury Note with a rate of 3.875% and a maturity date of 5/15/18, with a Principal Amount of $146,310,000 and a Market Value of $150,535,579)	$147,581,170	147,581,170
	Total Short-Term Investment (Cost $147,581,170)		147,581,170
	Total Investments (Cost $1,034,822,425) (d)	99.5%	1,146,014,774
	Other Assets, Less Liabilities	0.5	5,281,171
	Net Assets	100.0%	$1,151,295,945

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest holdings or issuers held, as of July 31, 2017, excluding short-term investment. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Step coupon - Rate shown was the rate in effect as of July 31, 2017.
(c)	Non-income producing security.
(d)	As of July 31, 2017, cost was $1,046,807,507 for federal income tax purposes and net unrealized appreciation was as follows:
Gross unrealized appreciation	$146,220,697
Gross unrealized depreciation	(47,013,431)
Net unrealized appreciation	$99,207,266

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Convertible Securities
Convertible Bonds	$—	$795,692,963	$—	$795,692,963
Convertible Preferred Stocks (b)	139,430,759	22,813,644	—	162,244,403
Total Convertible Securities	139,430,759	818,506,607	—	957,937,366
Common Stocks	40,496,238	—	—	40,496,238
Short-Term Investment
Repurchase Agreement	—	147,581,170	—	147,581,170
Total Investments in Securities	$179,926,997	$966,087,777	$—	$1,146,014,774

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The level 2 securities valued at $11,252,392, $10,813,263 and $747,989 are held in Chemicals, Food and Oil & Gas, respectively, within the Convertible Preferred Stocks section of the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2017, the Fund did not have any transfers among levels.

As of July 31, 2017, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Emerging Markets Debt Fund
Portfolio of Investments July 31, 2017 (Unaudited)

		Principal Amount		Value
	Long-Term Bonds 96.3%†
	Corporate Bonds 45.1%
	Argentina 0.6%
	Cablevision S.A. 6.50%, due 6/15/21 (a)		$1,000,000	$1,059,820

	Brazil 6.7%
	Braskem America Finance Co. 7.125%, due 7/22/41 (a)		2,000,000	2,165,000
¤	Petrobras Global Finance B.V.
	6.85%, due 6/5/2115		1,000,000	915,550
	7.375%, due 1/17/27		3,000,000	3,247,500
	8.75%, due 5/23/26		2,000,000	2,350,000
	Rumo (Luxembourg) S.A.R.L. 7.375%, due 2/9/24 (a)		1,500,000	1,559,850
	Vale Overseas, Ltd. 6.875%, due 11/21/36		1,800,000	2,002,500
				12,240,400
	China 4.3%
	Alibaba Group Holding, Ltd. 4.50%, due 11/28/34		2,000,000	2,195,872
	JD.com, Inc. 3.875%, due 4/29/26		1,500,000	1,494,882
	Proven Glory Capital, Ltd. Series Reg S 4.00%, due 2/21/27		1,000,000	1,012,136
	Proven Honour Capital, Ltd. Series Reg S 4.125%, due 5/19/25		1,500,000	1,547,655
	Tencent Holdings, Ltd. Series Reg S 3.80%, due 2/11/25		1,500,000	1,569,622
				7,820,167
	Hong Kong 0.5%
	Melco Resorts Finance, Ltd. 4.875%, due 6/6/25 (a)		1,000,000	992,429

	India 3.2%
	Bharti Airtel International Netherlands B.V. Series Reg S 5.125%, due 3/11/23		2,000,000	2,107,346
	Glenmark Pharmaceuticals, Ltd. Series Reg S 4.50%, due 8/2/21		1,000,000	993,623
	Reliance Holding USA, Inc. 5.40%, due 2/14/22 (a)		1,000,000	1,100,115
	Tata Motors, Ltd. Series Reg S 5.75%, due 10/30/24		1,500,000	1,642,800
				5,843,884
	Indonesia 3.9%
¤	Pertamina Persero PT 5.625%, due 5/20/43 (a)		6,700,000	7,101,069

	Israel 0.5%
	Delek & Avner Tamar Bond, Ltd. 5.412%, due 12/30/25 (a)		800,000	828,000

	Kazakhstan 2.7%
¤	KazMunayGas National Co. JSC 5.75%, due 4/30/43 (a)		5,000,000	4,935,000

	Luxembourg 0.8%
	Minerva Luxembourg S.A. 6.50%, due 9/20/26 (a)		1,375,000	1,375,000

	Malaysia 0.9%
	Gohl Capital, Ltd. Series Reg S 4.25%, due 1/24/27		1,500,000	1,549,417

	Mexico 7.6%
	Banco Nacional de Comercio Exterior SNC 3.80%, due 8/11/26 (a)(b)		2,000,000	1,990,000
	Cemex Finance LLC 6.00%, due 4/1/24 (a)		2,000,000	2,122,500
	Comision Federal de Electricidad 4.875%, due 1/15/24 (a)		2,000,000	2,125,000
	Grupo Televisa S.A.B. 4.625%, due 1/30/26		1,500,000	1,602,779
¤	Petroleos Mexicanos
	6.75%, due 9/21/47 (a)		1,385,000	1,457,020
	5.625%, due 1/23/46		5,000,000	4,590,700
				13,887,999
	Netherlands 1.5%
	GTH Finance B.V. Series Reg S 7.25%, due 4/26/23		1,500,000	1,678,650
	Samvardhana Motherson Automotive Systems Group B.V. Series Reg S 4.875%, due 12/16/21		1,000,000	1,042,400
				2,721,050
	Oman 1.1%
	OmGrid Funding, Ltd. 5.196%, due 5/16/27 (a)		2,000,000	2,020,000

	Peru 1.8%
	Banco de Credito del 4.25%, due 4/1/23 (a)		1,000,000	1,062,300
	Southern Copper Corp. 5.875%, due 4/23/45		2,000,000	2,201,729
				3,264,029
	Russia 3.1%
	Gazprom OAO Via Gaz Capital S.A. Series Reg S 8.625%, due 4/28/34		1,500,000	2,002,500
	Metalloinvest Finance DAC 4.85%, due 5/2/24 (a)		2,000,000	2,004,736
	MMC Norilsk Nickel OJSC via MMC Finance DAC 6.625%, due 10/14/22 (a)		1,500,000	1,671,840
				5,679,076
	Saudi Arabia 1.2%
	Saudi Electricity Global Sukuk Co. 3 4.00%, due 4/8/24 (a)		2,000,000	2,097,648

	South Africa 1.1%
	Eskom Holdings SOC, Ltd. 7.125%, due 2/11/25 (a)		2,000,000	2,027,900

	Turkey 0.8%
	Arcelik A.S. 5.00%, due 4/3/23 (a)		1,500,000	1,538,106

	United Arab Emirates 1.5%
	Abu Dhabi National Energy Co. PJSC 3.625%, due 1/12/23 (a)		2,750,000	2,768,348

	Venezuela 1.3%
	Petroleos de Venezuela S.A. Series Reg S 12.75%, due 2/17/22		5,000,000	2,293,750
	Total Corporate Bonds (Cost $81,093,215)			82,043,092

	Foreign Government Bonds 51.2%
	Argentina 2.1%
	City of Buenos Aires Argentina Series Reg S 7.50%, due 6/1/27		2,000,000	2,130,000
	Provincia de Buenos Aires 9.125%, due 3/16/24 (a)		1,500,000	1,668,000
				3,798,000
	Brazil 1.8%
	Brazil Notas do Tesouro Nacional Series F 10.00%, due 1/1/27	BRL	10,000,000	3,246,990

	Cameroon, United Republic Of 0.6%
	Republic of Cameroon International Bond 9.50%, due 11/19/25 (a)		$1,000,000	1,175,160

	Costa Rica 2.6%
	Costa Rica Government International Bond 7.158%, due 3/12/45 (a)		2,000,000	2,120,000
	Instituto Costarricense de Electricidad 6.375%, due 5/15/43 (a)		3,000,000	2,683,890
				4,803,890
	Croatia 3.3%
¤	Croatia Government International Bond
	Series Reg S 6.00%, due 1/26/24		3,250,000	3,705,000
	6.375%, due 3/24/21 (a)		2,000,000	2,227,320
				5,932,320
	Dominican Republic 3.0%
¤	Dominican Republic International Bond
	Series Reg S 5.95%, due 1/25/27		1,500,000	1,603,065
	Series Reg S 7.50%, due 5/6/21		3,500,000	3,876,250
				5,479,315
	El Salvador 2.2%
	El Salvador Government International Bond 7.75%, due 1/24/23 (a)		4,000,000	4,045,000

	Gabon 0.7%
	Gabon Government International Bond 6.375%, due 12/12/24 (a)		1,296,000	1,265,052

	Georgia 1.2%
	Georgia Government International Bond Series Reg S 6.875%, due 4/12/21		2,000,000	2,226,000

	Ghana 1.4%
	Ghana Government International Bond 10.75%, due 10/14/30 (a)		2,000,000	2,492,820

	Guatemala 1.7%
	Guatemala Government Bond 4.50%, due 5/3/26 (a)		3,000,000	3,043,860

	Hungary 2.5%
¤	Hungary Government International Bond 7.625%, due 3/29/41		3,000,000	4,550,862

	Indonesia 0.9%
	Indonesia Government International Bond 5.125%, due 1/15/45 (a)		1,500,000	1,626,603

	Ivory Coast 1.8%
	Ivory Coast Government International Bond
	Series Reg S 5.75%, due 12/31/32 (c)		1,386,965	1,359,503
	6.125%, due 6/15/33 (a)		2,000,000	1,958,500
				3,318,003
	Kenya 0.6%
	Kenya Government International Bond 6.875%, due 6/24/24 (a)		1,000,000	1,020,320

	Mexico 0.9%
	Mexican Bonos 7.75%, due 11/13/42	MXN	27,500,000	1,645,211

	Nigeria 1.2%
	Nigeria Government International Bond Series Reg S 6.75%, due 1/28/21		$2,000,000	2,135,000

	Pakistan 1.5%
	Pakistan Government International Bond 8.25%, due 9/30/25 (a)		2,500,000	2,822,390

	Paraguay 2.5%
¤	Paraguay Government International Bond 6.10%, due 8/11/44 (a)		4,000,000	4,489,520

	Peru 2.0%
	Peruvian Government International Bond 6.55%, due 3/14/37		2,800,000	3,717,000

	Portugal 1.1%
	Portugal Government International Bond Series Reg S 5.125%, due 10/15/24		2,000,000	2,048,600

	Russia 2.1%
	Russian Federal Bond-OFZ 7.00%, due 1/25/23	RUB	115,000,000	1,846,713
	Russian Federation Series Reg S 4.75%, due 5/27/26		$1,800,000	1,885,500
				3,732,213
	Saudi Arabia 1.1%
	Saudi Government International Bond 4.50%, due 10/26/46 (a)		2,000,000	2,037,600

	Senegal 0.8%
	Senegal Government International Bond 8.75%, due 5/13/21 (a)		1,250,000	1,433,062

	Sri Lanka 3.0%
¤	Sri Lanka Government International Bond Series Reg S 6.825%, due 7/18/26		5,000,000	5,387,565

	Turkey 2.6%
¤	Turkey Government International Bond
	6.625%, due 2/17/45		2,000,000	2,222,760
	7.375%, due 2/5/25		2,225,000	2,598,422
				4,821,182
	Ukraine 2.2%
	Ukraine Government International Bond Series Reg S 7.75%, due 9/1/26		4,000,000	3,935,200

	Uruguay 1.1%
	Uruguay Government International Bond 7.625%, due 3/21/36		1,500,000	2,052,000

	Venezuela 1.5%
	Venezuela Government International Bond Series Reg S 9.25%, due 5/7/28		7,095,000	2,713,837

	Vietnam 1.2%
	Vietnam Government International Bond Series Reg S 4.80%, due 11/19/24		2,000,000	2,103,288
	Total Foreign Government Bonds (Cost $90,195,654)			93,097,863
	Total Long-Term Bonds (Cost $171,288,869)			175,140,955

	Short-Term Investment 2.3%
	Repurchase Agreement 2.3%
	Fixed Income Clearing Corp. 0.12%, dated 7/31/17 due 8/1/17 Proceeds at Maturity $4,238,279 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 1.25% and a maturity date of 10/2/19, with a Principal Amount of $4,325,000 and a Market Value of $4,324,092)		4,238,265	4,238,265
	Total Short-Term Investment (Cost $4,238,265)			4,238,265

	Total Investments (Cost $175,527,134) (d)		98.6%	179,379,220
	Other Assets, Less Liabilities		1.4	2,553,332
	Net Assets		100.0%	$181,932,552

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest issuers held, as of July 31, 2017, excluding short-term investment. May be subject to change daily.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate - Rate shown was the rate in effect as of July 31, 2017.
(c)	Step coupon - Rate shown was the rate in effect as of July 31, 2017.
(d)	As of July 31, 2017, cost was $175,527,134 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$9,497,328
Gross unrealized depreciation	(5,645,242)
Net unrealized appreciation	$3,852,086

Foreign Currency Buy Contracts	Expiration Date	Counterparty	Contract Amount Purchased		Contract Amount Sold	Unrealized Appreciation (Depreciation)

Mexican Peso vs. U.S. Dollar	8/1/17	JPMorgan Chase Bank N.A.	MXN	21,000,000	$1,006,422	$173,188
Turkish Lira vs. U.S. Dollar	8/1/17	JPMorgan Chase Bank N.A.	TRY	3,800,000	960,323	119,421
Turkish Lira vs. U.S. Dollar	11/1/17	JPMorgan Chase Bank N.A.		3,800,000	1,045,697	5,493

Foreign Currency Sales Contracts	Expiration Date	Counterparty	Contract Amount Sold		Contract Amount Purchased	Unrealized Appreciation (Depreciation)

Mexican Peso vs. U.S. Dollar	8/1/17	JPMorgan Chase Bank N.A.	MXN	21,000,000	$1,046,098	$(133,512)
Turkish Lira vs. U.S. Dollar	8/1/17	JPMorgan Chase Bank N.A.	TRY	3,800,000	1,074,600	(5,145)
Net unrealized appreciation (depreciation) on foreign currency forward contracts						$159,445

The following abbreviations are used in the preceding pages:
BRL	—Brazilian Real
MXN	—Mexican Peso
RUB	—New Russian Ruble
TRY	—Turkish Lira

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$—	$82,043,092	$—	$82,043,092
Foreign Government Bonds	—	93,097,863	—	93,097,863
Total Long-Term Bonds	—	175,140,955	—	175,140,955
Short-Term Investment
Repurchase Agreement	—	4,238,265	—	4,238,265
Total Investments in Securities	—	179,379,220	—	179,379,220
Other Financial Instruments
Foreign Currency Forward Contracts (b)	—	298,102	—	298,102
Total Investments in Securities and Other Financial Instruments	$—	$179,677,322	$—	$179,677,322

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Foreign Currency Forward Contracts (b)	$—	$(138,657)	$—	$(138,657)
Total Other Financial Instruments	$—	$(138,657)	$—	$(138,657)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2017, the Fund did not have any transfers among levels.

As of July 31, 2017, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Government Fund

Portfolio of Investments July 31, 2017 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 98.6%†
	Asset-Backed Securities 1.4%
	Other ABS 0.2%
	Small Business Administration Participation Certificates Series 2015-20G, Class 1 2.88%, due 7/1/35	$284,360	$287,140

	Utilities 1.2%
	Atlantic City Electric Transition Funding LLC Series 2002-1, Class A4 5.55%, due 10/20/23	1,406,699	1,516,827

	Total Asset-Backed Securities (Cost $1,704,556)		1,803,967

	Corporate Bonds 0.8%
	Electric 0.8%
	Duke Energy Florida Project Finance LLC 2.538%, due 9/1/31	1,100,000	1,070,140

	Total Corporate Bonds (Cost $1,099,957)		1,070,140

	Mortgage-Backed Securities 1.8%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 1.0%
	BXP Trust Series 2017-GM, Class A 3.379%, due 6/13/27 (a)	700,000	714,636
	Four Times Square Trust Series 2006-4TS, Class A 5.401%, due 12/13/28 (a)	610,815	672,538
			1,387,174

	Residential Mortgages (Collateralized Mortgage Obligations) 0.8%
	Citigroup Mortgage Loan Trust, Inc. Series 2006-AR6, Class 1A1 3.42%, due 8/25/36 (b)	178,712	158,649
	Mortgage Equity Conversion Asset Trust Series 2007-FF2, Class A 1.53%, due 2/25/42 (a)(c)(d)(e)	1,007,788	859,090
			1,017,739
	Total Mortgage-Backed Securities (Cost $2,488,278)		2,404,913

	U.S. Government & Federal Agencies 94.6%
	Fannie Mae Strip (Collateralized Mortgage Obligations) 0.0% ‡ (f)
	Series 360, Class 2, IO 5.00%, due 8/25/35	166,195	32,653
	Series 361, Class 2, IO 6.00%, due 10/25/35	35,141	7,057
			39,710
	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 31.3%
	2.50%, due 8/1/46	1,188,792	1,149,022
	2.906%, due 2/1/37 (c)	43,818	45,993
	3.00%, due 4/1/45	2,361,279	2,366,683
¤	3.00%, due 6/1/45	2,927,819	2,934,747
	3.00%, due 7/1/45	1,309,279	1,312,479
	3.00%, due 5/1/46	815,374	817,527
	3.229%, due 6/1/35 (c)	123,918	130,042
	3.353%, due 3/1/35 (c)	22,504	23,562
	3.50%, due 10/1/25	280,108	293,581
	3.50%, due 11/1/25	1,801,704	1,888,548
	3.50%, due 4/1/42	815,430	844,953
	3.50%, due 5/1/42	647,721	670,440
	3.50%, due 7/1/42	319,920	331,211
	3.50%, due 6/1/43	836,253	865,759
¤	3.50%, due 8/1/43	2,672,134	2,767,434
	3.50%, due 1/1/44	887,869	919,224
	3.50%, due 5/1/44	287,119	297,491
	3.50%, due 3/1/45	1,126,319	1,161,339
	3.50%, due 12/1/45	476,932	491,761
	3.50%, due 5/1/46	688,784	710,200
	4.00%, due 3/1/25	688,935	722,365
	4.00%, due 7/1/25	296,543	311,369
	4.00%, due 8/1/31	107,317	114,198
	4.00%, due 8/1/39	220,877	235,598
¤	4.00%, due 12/1/40	2,430,996	2,597,295
¤	4.00%, due 2/1/41	3,918,508	4,177,501
¤	4.00%, due 3/1/41	4,273,853	4,568,263
	4.00%, due 4/1/41	396,919	420,788
	4.00%, due 1/1/42	2,151,201	2,299,440
	4.00%, due 12/1/42	654,422	694,754
	4.00%, due 11/1/43	200,380	211,343
	4.00%, due 2/1/46	1,081,724	1,139,908
	4.50%, due 3/1/41	532,764	578,509
	4.50%, due 8/1/41	807,574	877,515
	5.00%, due 1/1/20	38,680	39,618
	5.00%, due 6/1/33	340,077	372,896
	5.00%, due 8/1/33	280,554	307,537
	5.00%, due 5/1/36	279,862	306,059
	5.00%, due 10/1/39	707,663	785,184
	5.50%, due 1/1/21	144,475	150,990
	5.50%, due 11/1/35	303,618	342,380
	5.50%, due 11/1/36	86,390	98,376
	6.50%, due 4/1/37	69,005	78,735
			41,452,617
	Federal National Mortgage Association (Mortgage Pass-Through Securities) 45.2%
	2.00%, due 11/1/31	940,423	924,063
	2.50%, due 2/1/43	792,139	769,466
	2.924%, due 11/1/34 (c)	103,992	108,363
	3.00%, due 10/1/32	750,912	769,192
¤	3.00%, due 4/1/43	2,723,151	2,742,233
	3.00%, due 3/1/46	927,213	929,163
	3.00%, due 9/1/46	2,364,641	2,359,364
	3.00%, due 10/1/46	1,748,854	1,744,944
	3.356%, due 4/1/34 (c)	255,858	273,734
	3.50%, due 11/1/25	869,413	907,795
	3.50%, due 11/1/32	561,448	587,757
	3.50%, due 2/1/41	1,669,494	1,727,834
¤	3.50%, due 11/1/41	2,801,918	2,903,182
	3.50%, due 12/1/41	304,462	315,679
	3.50%, due 1/1/42	1,457,933	1,515,618
	3.50%, due 3/1/42	1,824,394	1,886,924
	3.50%, due 8/1/42	1,178,556	1,219,121
	3.50%, due 12/1/42	718,516	744,919
	3.50%, due 2/1/43	1,029,767	1,067,599
	3.50%, due 5/1/43	598,436	618,533
	3.50%, due 6/1/43	740,483	766,034
	4.00%, due 9/1/31	1,039,759	1,106,335
	4.00%, due 2/1/41	1,206,530	1,283,551
	4.00%, due 3/1/41	1,812,389	1,939,247
	4.00%, due 10/1/41	407,356	435,795
	4.00%, due 3/1/42	1,114,634	1,184,301
	4.00%, due 4/1/42	522,716	555,410
	4.00%, due 6/1/42	1,526,677	1,619,721
	4.00%, due 7/1/42	1,396,458	1,480,976
	4.50%, due 11/1/18	151,332	154,816
	4.50%, due 6/1/23	241,600	253,581
	4.50%, due 5/1/39	516,789	563,188
	4.50%, due 6/1/39	1,556,685	1,695,048
	4.50%, due 7/1/39	1,669,366	1,824,697
	4.50%, due 8/1/39	1,356,288	1,478,159
	4.50%, due 9/1/40	1,167,276	1,276,412
	4.50%, due 12/1/40	1,689,272	1,829,990
¤	4.50%, due 1/1/41	2,653,936	2,902,481
	4.50%, due 2/1/41	884,752	962,856
	4.50%, due 8/1/41	615,388	668,401
	4.50%, due 12/1/43	393,061	422,681
	5.00%, due 9/1/17	4,804	4,913
	5.00%, due 9/1/20	4,257	4,354
	5.00%, due 11/1/33	349,292	383,486
	5.00%, due 6/1/35	313,890	343,954
	5.00%, due 10/1/35	131,433	144,448
	5.00%, due 1/1/36	67,967	74,691
	5.00%, due 2/1/36	487,695	535,898
	5.00%, due 5/1/36	331,081	363,714
	5.00%, due 6/1/36	56,813	62,228
	5.00%, due 9/1/36	91,173	100,189
	5.00%, due 3/1/40	856,110	948,523
	5.00%, due 2/1/41	1,788,198	1,995,396
	5.50%, due 6/1/19	132,761	135,459
	5.50%, due 11/1/19	161,662	165,367
	5.50%, due 4/1/21	273,350	284,225
	5.50%, due 6/1/33	989,002	1,108,216
	5.50%, due 11/1/33	574,903	643,368
	5.50%, due 12/1/33	690,185	772,608
	5.50%, due 6/1/34	174,804	195,681
	5.50%, due 12/1/34	49,626	55,475
	5.50%, due 3/1/35	305,976	342,109
	5.50%, due 12/1/35	68,742	76,936
	5.50%, due 4/1/36	203,369	227,614
	5.50%, due 9/1/36	73,654	82,451
	5.50%, due 7/1/37	207,583	236,707
	6.00%, due 11/1/32	184,577	210,462
	6.00%, due 1/1/33	131,880	150,185
	6.00%, due 3/1/33	130,637	147,344
	6.00%, due 9/1/34	62,918	71,885
	6.00%, due 9/1/35	438,171	504,734
	6.00%, due 10/1/35	210,709	242,307
	6.00%, due 6/1/36	142,400	161,461
	6.00%, due 11/1/36	228,016	257,665
	6.00%, due 4/1/37	33,555	35,304
	6.50%, due 10/1/31	108,382	122,529
	6.50%, due 2/1/37	44,700	50,120
			59,761,169
	Government National Mortgage Association (Mortgage Pass-Through Securities) 10.6%
	3.00%, due 6/20/46	864,878	868,984
	3.50%, due 1/1/45 TBA (g)	750,000	779,297
	3.50%, due 12/20/46	1,423,761	1,487,722
	4.00%, due 7/15/39	317,892	334,598
	4.00%, due 9/20/40	1,469,277	1,568,344
	4.00%, due 11/20/40	245,205	261,646
	4.00%, due 1/15/41	1,425,089	1,503,992
¤	4.00%, due 10/15/41	3,014,449	3,246,946
	4.00%, due 6/20/47	1,296,355	1,342,093
	4.50%, due 5/20/40	1,333,194	1,427,586
	5.00%, due 2/20/41	317,355	349,536
	6.00%, due 8/15/32	264,773	301,414
	6.00%, due 12/15/32	149,930	170,187
	6.50%, due 8/15/28	95,565	106,706
	6.50%, due 4/15/31	271,057	316,106
			14,065,157
	Overseas Private Investment Corporation 1.8%
	5.142%, due 12/15/23	2,170,109	2,384,054

	Tennessee Valley Authority 5.1%
¤	4.65%, due 6/15/35	5,605,000	6,703,860

	United States Treasury Notes 0.6%
	2.375%, due 8/15/24	800,000	814,156

	Total U.S. Government & Federal Agencies (Cost $121,253,507)		125,220,723

	Total Long-Term Bonds (Cost $126,546,298)		130,499,743

	Short-Term Investment 1.8%
	Repurchase Agreement 1.8%
	Fixed Income Clearing Corp. 0.12%, dated 7/31/17 due 8/1/17 Proceeds at Maturity $2,436,929 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 1.25% and a maturity date of 10/2/19, with a Principal Amount of $2,490,000 and a Market Value of $2,489,477)	2,436,921	2,436,921
	Total Short-Term Investment (Cost $2,436,921)		2,436,921
	Total Investments (Cost $128,983,219) (h)	100.4%	132,936,664
	Other Assets, Less Liabilities	(0.4)	(579,061)
	Net Assets	100.0%	$132,357,603

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest holdings, as of July 31, 2017, excluding short-term investment. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of July 31, 2017.
(c)	Floating rate - Rate shown was the rate in effect as of July 31, 2017.
(d)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of July 31, 2017, the total market value of this security was $859,090, which represented 0.6% of the Fund's net assets.
(e)	Illiquid security - As of July 31, 2017, the total market value of this security deemed illiquid under procedures approved by the Board of Trustees was $859,090, which represented 0.6% of the Fund's net assets.
(f)	Collateralized Mortgage Obligation Interest Only Strip - Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(g)	TBA - Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of July 31, 2017, the total net market value of these securities was $779,297, which represented 0.6% of the Fund's net assets. All or a portion of these securities are a part of a mortgage dollar roll agreement.
(h)	As of July 31, 2017, cost was $128,983,219 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$4,799,232
Gross unrealized depreciation	(845,787)
Net unrealized appreciation	$3,953,445

The following abbreviation is used in the preceding pages:
IO	—Interest Only

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$1,803,967	$—	$1,803,967
Corporate Bonds	—	1,070,140	—	1,070,140
Mortgage-Backed Securities (b)	—	1,545,823	859,090	2,404,913
U.S. Government & Federal Agencies	—	125,220,723	—	125,220,723
Total Long-Term Bonds	—	129,640,653	859,090	130,499,743
Short-Term Investment
Repurchase Agreement	—	2,436,921	—	2,436,921
Total Investments in Securities	$—	$132,077,574	$859,090	$132,936,664

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 security valued at $859,090 is held in Residential Mortgages (Collateralized Mortgage Obligations) within the Mortgage-Backed Securities section of the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2017, the Fund did not have any transfers among levels.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2016	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales (a)	Transfers in to Level 3	Transfers out of Level 3	Balance as of July 31, 2017	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2017
Long-Term Bonds
Mortgage-Backed Securities
Residential Mortgages (Collateralized Mortgage Obligations)	$931,266	$805	$2,784	$12,055	$-	$(87,820)	$-	$-	$859,090	$1,665
Total	$931,266	$805	$2,784	$12,055	$-	$(87,820)	$-	$-	$859,090	$1,665

(a) Sales include principal reductions.

MainStay High Yield Corporate Bond Fund

Portfolio of Investments July 31, 2017 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 93.1%†
	Convertible Bonds 2.2%
	Auto Parts & Equipment 0.5%
¤	Exide Technologies
	7.00% (7.00% PIK), due 4/30/25 (a)(b)(c)	$79,888,767	$36,668,944
	7.25% (7.25% PIK) due 4/30/25 (a)(b)(c)(d)	19,200,000	17,625,600
			54,294,544
	Media 0.3%
	DISH Network Corp. 3.375%, due 8/15/26 (d)	26,885,000	33,539,038

	Mining 0.6%
	Aleris International, Inc. 6.00%, due 6/1/20 (b)(c)(e)	11,797	10,261
	Detour Gold Corp. 5.50%, due 11/30/17	60,973,000	62,001,919
			62,012,180
	Oil & Gas 0.4%
¤	Comstock Resources, Inc.
	7.75% (7.75% PIK) due 4/1/19 (a)	13,397,930	11,195,645
	9.50% (9.50% PIK) due 6/15/20 (a)	32,746,617	27,036,426
			38,232,071
	Real Estate Investment Trusts 0.4%
	VEREIT, Inc. 3.75%, due 12/15/20	35,000,000	36,203,300

	Total Convertible Bonds (Cost $246,025,333)		224,281,133

	Corporate Bonds 90.4%
	Advertising 0.5%
	Lamar Media Corp.
	5.00%, due 5/1/23	2,500,000	2,600,000
	5.75%, due 2/1/26	4,145,000	4,502,506
	5.875%, due 2/1/22	21,972,000	22,686,090
	Outfront Media Capital LLC / Outfront Media Capital Corp.
	5.25%, due 2/15/22	14,600,000	15,111,000
	5.625%, due 2/15/24	7,531,000	7,860,482
			52,760,078
	Aerospace & Defense 1.4%
	DAE Funding LLC
	4.50%, due 8/1/22 (d)	5,000,000	5,087,500
	5.00%, due 8/1/24 (d)	9,000,000	9,191,250
	KLX, Inc. 5.875%, due 12/1/22 (d)	40,610,000	42,691,262
	Orbital ATK, Inc.
	5.25%, due 10/1/21	5,235,000	5,398,594
	5.50%, due 10/1/23	14,115,000	14,820,750
	Spirit AeroSystems, Inc. 5.25%, due 3/15/22	10,000,000	10,388,450
	TransDigm, Inc.
	5.50%, due 10/15/20	4,000,000	4,073,800
	6.00%, due 7/15/22	6,920,000	7,231,400
	6.50%, due 7/15/24	26,781,000	28,354,384
	6.50%, due 5/15/25	17,185,000	18,087,212
			145,324,602
	Apparel 0.3%
	Hanesbrands, Inc. 4.875%, due 5/15/26 (d)	10,000,000	10,200,000
	William Carter Co. 5.25%, due 8/15/21	17,520,000	18,023,700
			28,223,700
	Auto Manufacturers 0.9%
	BCD Acquisition, Inc. 9.625%, due 9/15/23 (d)	22,585,000	24,843,500
	Ford Holdings LLC
	9.30%, due 3/1/30	18,155,000	25,452,021
	9.375%, due 3/1/20	1,695,000	1,970,234
	Ford Motor Co. 9.98%, due 2/15/47	980,000	1,523,789
	General Motors Financial Co., Inc. 6.75%, due 6/1/18	15,000,000	15,603,945
	McLaren Finance PLC 5.75%, due 8/1/22 (d)	20,000,000	20,500,000
			89,893,489
	Auto Parts & Equipment 3.6%
	Adient Global Holdings, Ltd. 4.875%, due 8/15/26 (d)	22,000,000	22,313,500
	Allison Transmission, Inc. 5.00%, due 10/1/24 (d)	3,000,000	3,105,000
	American Axle & Manufacturing, Inc.
	6.25%, due 4/1/25 (d)	18,601,000	18,531,246
	6.50%, due 4/1/27 (d)	18,275,000	18,046,562
	Cooper-Standard Automotive, Inc. 5.625%, due 11/15/26 (d)	8,970,000	9,048,488
	Dana Financing Luxembourg S.A.R.L. 5.75%, due 4/15/25 (d)	13,175,000	13,702,000
¤	Exide Technologies 11.00% (4.00% Cash and 7.00% PIK) due 4/30/22 (a)(b)(c)(d)	99,647,055	80,016,585
¤	Exide Technologies (Escrow Claim Shares) 8.625%, due 2/1/18 (b)(c)(e)	64,863,000	64,863
	Goodyear Tire & Rubber Co.
	4.875%, due 3/15/27	12,390,000	12,552,619
	5.125%, due 11/15/23	5,000,000	5,206,250
	IHO Verwaltungs GmbH
	4.125% (4.125% Cash or 4.875% PIK) due 9/15/21 (a)(d)	28,735,000	29,309,700
	4.50% (4.50% Cash or 5.25% PIK) due 9/15/23 (a)(d)	27,000,000	27,810,000
	4.75% (4.75% Cash or 5.50% PIK) due 9/15/26 (a)(d)	20,145,000	20,522,719
	International Automotive Components Group S.A. 9.125%, due 6/1/18 (d)	13,960,000	13,599,413
	Meritor, Inc. 6.75%, due 6/15/21	11,900,000	12,296,270
	Nexteer Automotive Group, Ltd. 5.875%, due 11/15/21 (d)	24,000,000	24,960,000
	Schaeffler Finance B.V. 4.75%, due 5/15/23 (d)	23,995,000	24,804,831
	Tenneco, Inc. 5.00%, due 7/15/26	17,378,000	17,682,115
	Titan International, Inc. 6.875%, due 10/1/20	4,442,000	4,603,023
	ZF North America Capital, Inc. 4.75%, due 4/29/25 (d)	10,800,000	11,286,000
			369,461,184
	Banks 0.2%
	Bank of America Corp. 6.30%, due 12/29/49 (f)	805,000	910,656
	Citigroup, Inc. 6.30%, due 12/29/49 (f)	3,750,000	4,087,500
	Provident Funding Associates, L.P. / PFG Finance Corp. 6.375%, due 6/15/25 (d)	16,730,000	17,273,725
	Wachovia Capital Trust III 5.57%, due 3/29/49 (f)	1,000,000	1,009,230
	Wells Fargo & Co. 5.90%, due 12/29/49 (f)	1,715,000	1,862,919
			25,144,030
	Biotechnology 0.3%
	AMAG Pharmaceuticals, Inc. 7.875%, due 9/1/23 (d)	28,000,000	27,580,000

	Building Materials 1.5%
	Airxcel, Inc. 8.50%, due 2/15/22 (d)	9,625,000	10,202,500
	BMC East LLC 5.50%, due 10/1/24 (d)	10,000,000	10,525,000
	Gibraltar Industries, Inc. 6.25%, due 2/1/21	11,580,000	11,970,825
	James Hardie International Finance, Ltd. 5.875%, due 2/15/23 (d)	31,915,000	33,630,431
	RSI Home Products, Inc. 6.50%, due 3/15/23 (d)	11,000,000	11,550,000
	Standard Industries, Inc. 5.125%, due 2/15/21 (d)	7,630,000	7,916,125
	Summit Materials LLC / Summit Materials Finance Corp.
	5.125%, due 6/1/25 (d)	5,000,000	5,137,500
	6.125%, due 7/15/23	33,160,000	34,735,100
	8.50%, due 4/15/22	17,500,000	19,687,500
	USG Corp. 4.875%, due 6/1/27 (d)	5,000,000	5,162,500
			150,517,481
	Chemicals 2.3%
	Blue Cube Spinco, Inc.
	9.75%, due 10/15/23	31,550,000	38,491,000
	10.00%, due 10/15/25	22,945,000	28,451,800
	GCP Applied Technologies, Inc. 9.50%, due 2/1/23 (d)	26,740,000	30,450,175
	Kissner Holdings, L.P. / Kissner Milling Co., Ltd. / BSC Holding, Inc. / Kissner USA 8.375%, due 12/1/22 (d)	23,500,000	24,146,250
	Momentive Performance Materials, Inc. (Escrow Claim Shares) 10.00%, due 10/15/20 (b)(c)(e)	2,510,000	3
	NOVA Chemicals Corp.
	4.875%, due 6/1/24 (d)	19,770,000	19,893,562
	5.25%, due 8/1/23 (d)	10,000,000	10,300,000
	5.25%, due 6/1/27 (d)	10,875,000	10,902,187
	Olin Corp. 5.50%, due 8/15/22	19,094,000	20,239,640
	PolyOne Corp. 5.25%, due 3/15/23	32,714,000	34,431,485
	PQ Corp. 6.75%, due 11/15/22 (d)	1,385,000	1,499,983
	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc. 6.75%, due 5/1/22 (d)	14,500,000	15,370,000
	Westlake Chemical Corp. 4.625%, due 2/15/21	3,650,000	3,777,750
			237,953,835
	Coal 0.5%
	CONSOL Energy, Inc.
	5.875%, due 4/15/22	16,000,000	16,070,000
	8.00%, due 4/1/23	28,035,000	29,787,188
			45,857,188
	Commercial Services 4.9%
	Alpine Finance Merger Sub LLC 6.875%, due 8/1/25 (d)	16,095,000	16,698,562
	Ashtead Capital, Inc.
	5.625%, due 10/1/24 (d)	15,590,000	16,759,250
	6.50%, due 7/15/22 (d)	47,444,000	49,223,150
	Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
	5.50%, due 4/1/23	30,358,000	30,585,685
	6.375%, due 4/1/24 (d)	24,335,000	24,989,003
	Cimpress N.V. 7.00%, due 4/1/22 (d)	37,800,000	39,312,000
	Flexi-Van Leasing, Inc. 7.875%, due 8/15/18 (d)	12,080,000	11,898,800
	Gartner, Inc. 5.125%, due 4/1/25 (d)	30,006,000	31,731,345
	Great Lakes Dredge & Dock Corp. 8.00%, due 5/15/22 (d)	15,645,000	15,997,013
	Herc Rentals, Inc. 7.50%, due 6/1/22 (d)	1,007,000	1,090,078
	IHS Markit, Ltd.
	4.75%, due 2/15/25 (d)	13,000,000	13,682,500
	5.00%, due 11/1/22 (d)	64,925,000	69,645,047
	Jaguar Holding Co. II / Pharmaceutical Product Development LLC 6.375%, due 8/1/23 (d)	14,966,000	15,901,375
	Laureate Education, Inc. 8.25%, due 5/1/25 (d)	11,000,000	11,962,500
	Nielsen Co. Luxembourg S.A.R.L.
	5.00%, due 2/1/25 (d)	27,000,000	27,877,500
	5.50%, due 10/1/21 (d)	4,500,000	4,646,250
	Nielsen Finance LLC / Nielsen Finance Co.
	4.50%, due 10/1/20	13,665,000	13,835,813
	5.00%, due 4/15/22 (d)	61,860,000	63,793,125
	Ritchie Bros. Auctioneers, Inc. 5.375%, due 1/15/25 (d)	12,080,000	12,673,611
	Service Corp. International 5.375%, due 5/15/24	2,005,000	2,127,806
	United Rentals North America, Inc.
	4.625%, due 7/15/23	10,600,000	11,103,500
	6.125%, due 6/15/23	3,485,000	3,646,181
	7.625%, due 4/15/22	1,795,000	1,875,775
	WEX, Inc. 4.75%, due 2/1/23 (d)	9,823,000	9,896,673
			500,952,542
	Computers 1.1%
	Conduent Finance, Inc. / Xerox Business Services LLC 10.50%, due 12/15/24 (d)	10,000,000	11,700,000
	Exela Intermediate LLC / Exela Finance, Inc. 10.00%, due 7/15/23 (d)	19,540,000	19,002,650
	NCR Corp. 6.375%, due 12/15/23	28,345,000	30,258,287
	NeuStar, Inc. 4.50%, due 1/15/23	50,730,000	51,998,250
			112,959,187
	Cosmetics & Personal Care 0.6%
	Edgewell Personal Care Co.
	4.70%, due 5/19/21	33,905,000	36,235,969
	4.70%, due 5/24/22	19,378,000	20,831,350
			57,067,319
	Distribution & Wholesale 0.3%
	American Tire Distributors, Inc. 10.25%, due 3/1/22 (d)	16,760,000	17,472,300
	H&E Equipment Services, Inc. 7.00%, due 9/1/22	16,750,000	17,336,250
			34,808,550
	Diversified Financial Services 3.1%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
	4.625%, due 10/30/20	9,240,000	9,855,310
	5.00%, due 10/1/21	16,320,000	17,683,667
	Ally Financial, Inc. 8.00%, due 11/1/31	901,000	1,118,366
	CFG Holdings, Ltd. / CFG Finance LLC 11.50%, due 11/15/19 (d)	25,895,000	26,542,375
	Credit Acceptance Corp.
	6.125%, due 2/15/21	8,352,000	8,560,800
	7.375%, due 3/15/23	24,510,000	25,735,500
	Drawbridge Special Opportunities Fund, L.P. / Drawbridge Special Opportunities Finance 5.00%, due 8/1/21 (d)	22,000,000	22,331,276
	E*TRADE Financial Corp.
	4.625%, due 9/15/23	15,000,000	15,707,550
	5.375%, due 11/15/22	20,000,000	20,974,740
	Jefferies Finance LLC / JFIN Co-Issuer Corp. 7.25%, due 8/15/24 (d)	10,250,000	10,275,625
	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
	5.25%, due 3/15/22 (d)	22,055,000	22,744,219
	5.875%, due 8/1/21 (d)	25,665,000	26,242,462
	Lincoln Finance, Ltd. 7.375%, due 4/15/21 (d)	18,055,000	19,093,162
	Nationstar Mortgage LLC / Nationstar Capital Corp.
	6.50%, due 8/1/18	12,000,000	11,985,000
	7.875%, due 10/1/20	6,000,000	6,153,600
	Ocwen Loan Servicing LLC 8.375%, due 11/15/22 (d)	17,000,000	16,490,000
	OneMain Financial Holdings LLC
	6.75%, due 12/15/19 (d)	6,645,000	6,957,315
	7.25%, due 12/15/21 (d)	2,705,000	2,847,013
	Springleaf Finance Corp.
	6.125%, due 5/15/22	7,000,000	7,350,000
	8.25%, due 12/15/20	3,075,000	3,451,688
	VFH Parent LLC 6.75%, due 6/15/22	26,830,000	28,175,256
	Werner FinCo, L.P. / Werner FinCo, Inc. 8.75%, due 7/15/25 (d)	11,430,000	11,430,000
			321,704,924
	Electric 2.0%
	Calpine Corp.
	5.75%, due 1/15/25	3,485,000	3,254,119
	5.875%, due 1/15/24 (d)	20,251,000	20,858,530
	6.00%, due 1/15/22 (d)	34,773,000	35,859,656
	GenOn Energy, Inc.
	7.875%, due 6/15/17 (g)(h)	81,537,000	54,833,633
	9.50%, due 10/15/18 (g)(h)	54,980,000	36,561,700
	NRG Energy, Inc.
	6.25%, due 5/1/24	4,000,000	4,150,000
	6.625%, due 1/15/27	17,000,000	17,467,500
	NRG REMA LLC Series C 9.681%, due 7/2/26	38,625,000	28,582,500
	Public Service Co. of New Mexico 7.95%, due 5/15/18	2,927,000	3,066,044
			204,633,682
	Electrical Components & Equipment 0.7%
	General Cable Corp. 5.75%, due 10/1/22	44,995,000	46,119,875
	WESCO Distribution, Inc. 5.375%, due 12/15/21	20,519,000	21,134,570
			67,254,445
	Electronics 0.3%
	Allegion PLC 5.875%, due 9/15/23	8,500,000	9,150,250
	Allegion U.S. Holding Co., Inc. 5.75%, due 10/1/21	19,800,000	20,443,500
			29,593,750
	Engineering & Construction 0.4%
	Tutor Perini Corp. 6.875%, due 5/1/25 (d)	10,000,000	10,750,000
	Weekley Homes LLC / Weekley Finance Corp. 6.00%, due 2/1/23	26,349,000	25,822,020
			36,572,020
	Entertainment 1.2%
	Churchill Downs, Inc. 5.375%, due 12/15/21	24,570,000	25,552,800
	Eldorado Resorts, Inc. 6.00%, due 4/1/25 (d)	1,935,000	2,070,450
	GLP Capital, L.P. / GLP Financing II, Inc.
	4.875%, due 11/1/20	2,000,000	2,114,960
	5.375%, due 4/15/26	6,845,000	7,461,050
	Jacobs Entertainment, Inc. 7.875%, due 2/1/24 (d)	10,349,000	11,228,665
	NAI Entertainment Holdings / NAI Entertainment Holdings Finance Corp. 5.00%, due 8/1/18 (d)	17,990,000	17,990,000
	Rivers Pittsburgh Borrower, L.P. / Rivers Pittsburgh Finance Corp. 6.125%, due 8/15/21 (d)	15,840,000	16,156,800
	Sterling Entertainment Enterprises LLC 9.75%, due 12/15/19 (b)(c)(e)	35,000,000	36,312,500
			118,887,225
	Food 2.1%
	B&G Foods, Inc.
	4.625%, due 6/1/21	16,500,000	16,891,875
	5.25%, due 4/1/25	16,230,000	16,919,775
	C&S Group Enterprises LLC 5.375%, due 7/15/22 (d)	51,715,000	50,809,987
	Ingles Markets, Inc. 5.75%, due 6/15/23	15,192,000	15,116,040
	KeHE Distributors LLC / KeHE Finance Corp. 7.625%, due 8/15/21 (d)	25,045,000	25,170,225
	Lamb Weston Holdings, Inc. 4.875%, due 11/1/26 (d)	5,085,000	5,315,910
	Land O' Lakes, Inc. 6.00%, due 11/15/22 (d)	26,365,000	29,396,975
	Land O'Lakes Capital Trust I 7.45%, due 3/15/28 (d)	15,963,000	18,277,635
	TreeHouse Foods, Inc. 6.00%, due 2/15/24 (d)	17,265,000	18,516,713
	Wells Enterprises, Inc. 6.75%, due 2/1/20 (d)	21,607,000	22,352,441
			218,767,576
	Forest Products & Paper 0.8%
	Mercer International, Inc. 6.50%, due 2/1/24 (d)	16,908,000	17,711,130
	Smurfit Kappa Treasury Funding, Ltd. 7.50%, due 11/20/25	52,450,000	62,940,000
			80,651,130
	Gas 0.8%
	AmeriGas Partners, L.P. / AmeriGas Finance Corp.
	5.50%, due 5/20/25	8,010,000	8,090,100
	5.625%, due 5/20/24	24,476,000	25,393,850
	5.75%, due 5/20/27	19,035,000	19,225,350
	5.875%, due 8/20/26	24,400,000	25,010,000
			77,719,300
	Health Care - Products 0.5%
	Alere, Inc.
	6.375%, due 7/1/23 (d)	7,970,000	8,567,750
	6.50%, due 6/15/20	895,000	909,544
	Halyard Health, Inc. 6.25%, due 10/15/22	11,331,000	11,840,895
	Hill-Rom Holdings, Inc. 5.75%, due 9/1/23 (d)	13,750,000	14,506,250
	Hologic, Inc. 5.25%, due 7/15/22 (d)	12,715,000	13,430,219
			49,254,658
	Health Care - Services 4.8%
	Acadia Healthcare Co., Inc.
	5.625%, due 2/15/23	23,677,000	24,683,272
	6.50%, due 3/1/24	11,565,000	12,403,463
	Centene Corp.
	4.75%, due 1/15/25	11,945,000	12,452,663
	5.625%, due 2/15/21	14,905,000	15,501,200
	6.125%, due 2/15/24	22,782,000	24,775,425
	CHS / Community Health Systems, Inc. 6.25%, due 3/31/23	13,565,000	13,904,125
	Fresenius Medical Care U.S. Finance II, Inc.
	5.625%, due 7/31/19 (d)	11,680,000	12,410,000
	5.875%, due 1/31/22 (d)	5,000,000	5,643,750
	6.50%, due 9/15/18 (d)	4,730,000	4,954,675
¤	HCA, Inc.
	4.25%, due 10/15/19	5,000,000	5,162,500
	5.00%, due 3/15/24	9,944,000	10,555,556
	5.25%, due 4/15/25	19,000,000	20,615,000
	5.25%, due 6/15/26	11,780,000	12,751,850
	5.375%, due 2/1/25	24,495,000	26,087,175
	5.875%, due 3/15/22	12,010,000	13,283,060
	5.875%, due 5/1/23	4,603,000	5,034,531
	5.875%, due 2/15/26	19,470,000	21,222,300
	7.50%, due 2/15/22	9,407,000	10,865,085
	7.50%, due 12/15/23	1,500,000	1,749,375
	7.50%, due 11/6/33	2,500,000	2,846,875
	7.58%, due 9/15/25	8,000,000	9,230,000
	7.69%, due 6/15/25	25,970,000	30,222,587
	8.36%, due 4/15/24	4,524,000	5,434,455
	HealthSouth Corp. 5.75%, due 11/1/24	14,345,000	14,631,900
	IASIS Healthcare LLC / IASIS Capital Corp. 8.375%, due 5/15/19	8,770,000	8,802,888
	Molina Healthcare, Inc. 5.375%, due 11/15/22	24,460,000	26,049,900
	MPH Acquisition Holdings LLC 7.125%, due 6/1/24 (d)	59,675,000	64,598,187
	Quorum Health Corp. 11.625%, due 4/15/23	6,000,000	4,980,000
	Tenet Healthcare Corp.
	4.625%, due 7/15/24 (d)	9,790,000	9,741,050
	5.125%, due 5/1/25 (d)	10,000,000	10,062,500
	6.00%, due 10/1/20	8,000,000	8,570,000
	6.75%, due 6/15/23	7,000,000	6,912,500
	7.50%, due 1/1/22 (d)	3,785,000	4,087,800
	8.125%, due 4/1/22	14,295,000	15,381,420
	WellCare Health Plans, Inc. 5.25%, due 4/1/25	15,865,000	16,816,900
			492,423,967
	Home Builders 2.3%
	Ashton Woods USA LLC / Ashton Woods Finance Co.
	6.75%, due 8/1/25 (d)	14,486,000	14,630,860
	6.875%, due 2/15/21 (d)	35,515,000	36,580,450
	Brookfield Residential Properties, Inc.
	6.375%, due 5/15/25 (d)	6,665,000	7,031,575
	6.50%, due 12/15/20 (d)	24,765,000	25,631,775
	Brookfield Residential Properties, Inc. / Brookfield Residential U.S. Corp. 6.125%, due 7/1/22 (d)	37,941,000	39,648,345
	Century Communities, Inc. 6.875%, due 5/15/22	34,751,000	36,575,427
	M/I Homes, Inc. 5.625%, due 8/1/25	10,000,000	10,043,750
	Mattamy Group Corp. 6.50%, due 11/15/20 (d)	28,000,000	28,560,000
	New Home Co., Inc. 7.25%, due 4/1/22 (d)	20,000,000	20,700,000
	Shea Homes, L.P. / Shea Homes Funding Corp.
	5.875%, due 4/1/23 (d)	358,000	368,740
	6.125%, due 4/1/25 (d)	500,000	516,250
	Toll Brothers Finance Corp. 5.875%, due 2/15/22	5,000,000	5,550,000
	WCI Communities, Inc. / Lennar Corp. 6.875%, due 8/15/21	12,355,000	12,810,529
			238,647,701
	Household Products & Wares 0.8%
	Prestige Brands, Inc. 6.375%, due 3/1/24 (d)	31,273,000	33,579,384
	Spectrum Brands, Inc.
	5.75%, due 7/15/25	18,082,000	19,347,740
	6.625%, due 11/15/22	27,055,000	28,306,294
			81,233,418
	Insurance 1.3%
	American Equity Investment Life Holding Co. 5.00%, due 6/15/27	27,605,000	28,735,977
	Fairfax Financial Holdings, Ltd.
	7.375%, due 4/15/18	9,092,000	9,423,731
	8.30%, due 4/15/26	5,395,000	6,700,784
	Fidelity & Guaranty Life Holdings, Inc. 6.375%, due 4/1/21 (d)	30,148,000	30,977,070
	MGIC Investment Corp. 5.75%, due 8/15/23	30,550,000	33,299,500
	USIS Merger Sub, Inc. 6.875%, due 5/1/25 (d)	20,000,000	20,700,000
			129,837,062
	Internet 2.0%
	Cogent Communications Group, Inc. 5.375%, due 3/1/22 (d)	17,006,000	17,813,785
	Match Group, Inc.
	6.375%, due 6/1/24	4,760,000	5,182,450
	6.75%, due 12/15/22	55,624,000	57,848,960
	Netflix, Inc.
	5.375%, due 2/1/21	10,580,000	11,426,400
	5.50%, due 2/15/22	17,265,000	18,689,362
	5.75%, due 3/1/24	33,211,000	36,532,100
	5.875%, due 2/15/25	9,601,000	10,753,120
	Symantec Corp. 5.00%, due 4/15/25 (d)	7,090,000	7,426,775
	VeriSign, Inc.
	4.625%, due 5/1/23	6,615,000	6,796,913
	4.75%, due 7/15/27 (d)	7,000,000	7,105,000
	5.25%, due 4/1/25	25,626,000	27,291,690
			206,866,555
	Iron & Steel 0.8%
	Allegheny Ludlum LLC 6.95%, due 12/15/25	11,518,000	11,287,640
	Allegheny Technologies, Inc.
	7.875%, due 8/15/23	18,150,000	19,057,500
	9.375%, due 6/1/19	7,250,000	7,830,000
	BlueScope Steel Finance, Ltd. / BlueScope Steel Finance USA LLC 6.50%, due 5/15/21 (d)	42,000,000	44,310,000
	Evraz, Inc. N.A. 7.50%, due 11/15/19 (d)	150,000	153,375
			82,638,515
	Leisure Time 1.6%
	Brunswick Corp. 4.625%, due 5/15/21 (d)	22,408,000	22,884,372
¤	Carlson Travel, Inc.
	6.75%, due 12/15/23 (d)	67,321,000	68,330,815
	9.50%, due 12/15/24 (d)	38,605,000	38,991,050
	Vista Outdoor, Inc. 5.875%, due 10/1/23	36,462,000	37,373,550
			167,579,787
	Lodging 0.7%
	Boyd Gaming Corp. 6.375%, due 4/1/26	8,000,000	8,720,000
	Choice Hotels International, Inc. 5.75%, due 7/1/22	29,235,000	32,450,850
	Hilton Domestic Operating Co., Inc. 4.25%, due 9/1/24 (d)	12,200,000	12,322,000
	Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp. 6.75%, due 11/15/21 (d)	16,590,000	17,295,075
	MGM Resorts International 6.75%, due 10/1/20	2,664,000	2,957,040
			73,744,965
	Machinery - Construction & Mining 0.1%
	BlueLine Rental Finance Corp. / BlueLine Rental LLC 9.25%, due 3/15/24 (d)	10,000,000	10,850,000

	Machinery - Diversified 0.5%
	Briggs & Stratton Corp. 6.875%, due 12/15/20	10,570,000	11,627,000
	Tennant Co. 5.625%, due 5/1/25 (d)	10,345,000	11,004,494
	Zebra Technologies Corp. 7.25%, due 10/15/22	29,100,000	30,973,312
			53,604,806
	Media 6.4%
	Altice Financing S.A. 7.50%, due 5/15/26 (d)	15,300,000	16,964,640
	Altice Luxembourg S.A. 7.75%, due 5/15/22 (d)	3,495,000	3,713,438
	Altice U.S. Finance I Corp. 5.375%, due 7/15/23 (d)	20,195,000	21,204,750
	AMC Networks, Inc. 4.75%, due 8/1/25	2,000,000	2,017,600
	Block Communications, Inc. 6.875%, due 2/15/25 (d)	33,902,000	36,529,405
	Cablevision Systems Corp. 7.75%, due 4/15/18	11,000,000	11,385,000
¤	CCO Holdings LLC / CCO Holdings Capital Corp.
	5.125%, due 2/15/23	24,000,000	24,840,000
	5.125%, due 5/1/23 (d)	14,873,000	15,616,650
	5.125%, due 5/1/27 (d)	39,675,000	41,014,031
	5.25%, due 9/30/22	3,000,000	3,093,750
	5.375%, due 5/1/25 (d)	7,100,000	7,552,625
	5.75%, due 2/15/26 (d)	23,725,000	25,504,375
	5.875%, due 4/1/24 (d)	23,695,000	25,442,506
	5.875%, due 5/1/27 (d)	12,615,000	13,568,946
	Charter Communications Operating LLC / Charter Communications Operating Capital
	3.579%, due 7/23/20	4,000,000	4,136,848
	4.464%, due 7/23/22	6,165,000	6,597,253
	Cogeco Communications, Inc. 4.875%, due 5/1/20 (d)	10,685,000	10,952,125
	CSC Holdings LLC 10.125%, due 1/15/23 (d)	5,935,000	6,906,856
	DISH DBS Corp.
	5.125%, due 5/1/20	5,000,000	5,249,000
	5.875%, due 7/15/22	10,000,000	10,884,400
	5.875%, due 11/15/24	25,000,000	27,118,750
	6.75%, due 6/1/21	3,065,000	3,386,825
	Midcontinent Communications / Midcontinent Finance Corp.
	6.25%, due 8/1/21 (d)	4,000,000	4,125,000
	6.875%, due 8/15/23 (d)	20,000,000	21,678,000
	Quebecor Media, Inc. 5.75%, due 1/15/23	52,765,000	56,854,288
	SFR Group S.A.
	6.00%, due 5/15/22 (d)	39,375,000	41,195,306
	6.25%, due 5/15/24 (d)	9,700,000	10,245,625
	7.375%, due 5/1/26 (d)	22,770,000	24,648,525
	Sirius XM Radio, Inc. 5.00%, due 8/1/27 (d)	5,000,000	5,106,900
	UPCB Finance IV, Ltd. 5.375%, due 1/15/25 (d)	2,690,000	2,804,325
	Videotron, Ltd.
	5.00%, due 7/15/22	25,254,000	27,021,780
	5.125%, due 4/15/27 (d)	21,735,000	22,387,050
	5.375%, due 6/15/24 (d)	29,095,000	31,022,544
	Virgin Media Secured Finance PLC 5.25%, due 1/15/21	83,145,000	88,653,356
			659,422,472
	Metal Fabricate & Hardware 1.3%
	Grinding Media, Inc. / MC Grinding Media Canada, Inc. 7.375%, due 12/15/23 (d)	39,245,000	42,286,487
	Novelis Corp.
	5.875%, due 9/30/26 (d)	30,875,000	32,495,938
	6.25%, due 8/15/24 (d)	21,225,000	22,714,995
	Optimas OE Solutions Holding LLC / Optimas OE Solutions, Inc. 8.625%, due 6/1/21 (d)	16,720,000	16,385,600
	Park-Ohio Industries, Inc. 6.625%, due 4/15/27 (d)	17,000,000	17,988,125
			131,871,145
	Mining 3.5%
	Alcoa Nederland Holding B.V.
	6.75%, due 9/30/24 (d)	7,875,000	8,682,188
	7.00%, due 9/30/26 (d)	15,600,000	17,316,000
	Aleris International, Inc.
	7.875%, due 11/1/20	37,762,000	36,511,134
	9.50%, due 4/1/21 (d)	39,070,000	41,218,850
	First Quantum Minerals, Ltd. 7.25%, due 4/1/23 (d)	16,720,000	17,221,600
¤	Freeport McMoRan, Inc.
	6.125%, due 6/15/19	2,200,000	2,238,500
	6.50%, due 11/15/20	34,940,000	35,944,525
	6.625%, due 5/1/21	15,620,000	15,990,975
	6.75%, due 2/1/22	20,996,000	22,045,800
	6.875%, due 2/15/23	68,026,000	73,808,210
	Hecla Mining Co. 6.875%, due 5/1/21	42,803,000	44,194,097
	Joseph T. Ryerson & Son, Inc. 11.00%, due 5/15/22 (d)	8,000,000	9,140,000
	Lundin Mining Corp.
	7.50%, due 11/1/20 (d)	3,500,000	3,671,500
	7.875%, due 11/1/22 (d)	10,000,000	10,900,000
	Petra Diamonds U.S. Treasury PLC 7.25%, due 5/1/22 (d)	23,610,000	24,217,957
			363,101,336
	Miscellaneous - Manufacturing 1.2%
	Amsted Industries, Inc. 5.00%, due 3/15/22 (d)	18,225,000	18,862,875
	CTP Transportation Products LLC / CTP Finance, Inc. 8.25%, due 12/15/19 (d)	28,910,000	27,464,500
	EnPro Industries, Inc.
	5.875%, due 9/15/22 (d)	6,800,000	7,097,500
	5.875%, due 9/15/22	17,465,000	18,229,094
	Gates Global LLC / Gates Global Co. 6.00%, due 7/15/22 (d)	36,449,000	37,223,541
	Koppers, Inc. 6.00%, due 2/15/25 (d)	10,890,000	11,597,850
			120,475,360
	Oil & Gas 7.8%
	Ascent Resources Utica Holdings LLC / ARU Finance Corp. 10.00%, due 4/1/22 (d)	17,600,000	18,040,000
	California Resources Corp.
	5.00%, due 1/15/20	53,105,000	33,456,150
	8.00%, due 12/15/22 (d)	23,500,000	14,981,250
	Callon Petroleum Co.
	6.125%, due 10/1/24 (d)	8,500,000	8,840,000
	6.125%, due 10/1/24	12,930,000	13,447,200
	Calumet Specialty Products Partners, L.P. / Calumet Finance Corp.
	6.50%, due 4/15/21	4,998,000	4,560,675
	7.625%, due 1/15/22	4,146,000	3,793,590
	11.50%, due 1/15/21 (d)	33,240,000	38,724,600
	Carrizo Oil & Gas, Inc.
	6.25%, due 4/15/23	2,025,000	2,012,344
	7.50%, due 9/15/20	14,480,000	14,688,150
¤	Comstock Resources, Inc. 10.00% (10.00% Cash or 12.25% PIK) due 3/15/20 (a)	71,520,000	71,877,600
	Concho Resources, Inc. 5.50%, due 10/1/22	16,000,000	16,500,000
	Continental Resources, Inc. 5.00%, due 9/15/22	22,000,000	21,793,640
	Delek Logistics Partners, L.P. 6.75%, due 5/15/25 (d)	10,430,000	10,560,375
	Extraction Oil & Gas, Inc. 7.375%, due 5/15/24 (d)	5,000,000	5,156,250
	Gulfport Energy Corp.
	6.00%, due 10/15/24 (d)	47,134,000	46,544,825
	6.375%, due 5/15/25 (d)	21,700,000	21,672,875
	Jones Energy Holdings LLC / Jones Energy Finance Corp. 6.75%, due 4/1/22	15,000,000	11,250,000
	Matador Resources Co. 6.875%, due 4/15/23	12,650,000	13,409,000
	Murphy Oil Corp. 6.875%, due 8/15/24	9,575,000	10,173,438
	Murphy Oil USA, Inc. 6.00%, due 8/15/23	23,605,000	24,903,275
	Newfield Exploration Co.
	5.625%, due 7/1/24	19,360,000	20,303,800
	5.75%, due 1/30/22	14,120,000	14,914,250
	Oasis Petroleum, Inc. 6.875%, due 3/15/22	7,500,000	7,425,000
	Parsley Energy LLC / Parsley Finance Corp. 5.25%, due 8/15/25 (d)	14,110,000	14,356,925
	PDC Energy, Inc.
	6.125%, due 9/15/24 (d)	6,000,000	6,157,500
	7.75%, due 10/15/22	34,865,000	36,433,925
	PetroQuest Energy, Inc. 10.00% (1.00% Cash and 9.00% PIK) due 2/15/21 (a)	64,966,600	48,724,950
	Range Resources Corp.
	5.75%, due 6/1/21 (d)	23,225,000	23,834,656
	5.875%, due 7/1/22 (d)	21,665,000	22,125,381
	Rex Energy Corp. 1.00%, due 10/1/20 (i)	116,325,000	63,978,750
	RSP Permian, Inc.
	5.25%, due 1/15/25 (d)	10,285,000	10,439,275
	6.625%, due 10/1/22	17,780,000	18,580,100
	Stone Energy Corp. 7.50%, due 5/31/22	24,562,822	23,396,088
	WPX Energy, Inc.
	6.00%, due 1/15/22	40,500,000	41,613,750
	7.50%, due 8/1/20	33,441,000	35,781,870
			794,451,457
	Oil & Gas Services 0.4%
	Forum Energy Technologies, Inc. 6.25%, due 10/1/21	44,185,000	43,522,225

	Packaging & Containers 0.0% ‡
	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 7.25%, due 5/15/24 (d)	1,200,000	1,324,500
	Sealed Air Corp. 5.50%, due 9/15/25 (d)	2,465,000	2,686,850
			4,011,350
	Pharmaceuticals 1.4%
	Endo Dac / Endo Finance LLC / Endo Finco, Inc. 6.00%, due 7/15/23 (d)	1,500,000	1,300,313
	Endo Finance LLC 5.75%, due 1/15/22 (d)	6,430,000	5,938,105
	Endo Finance LLC / Endo Finco, Inc. 5.375%, due 1/15/23 (d)	21,910,000	18,733,050
	Endo Ltd. / Endo Finance LLC / Endo Finco, Inc.
	5.875%, due 10/15/24 (d)	3,000,000	3,105,000
	6.00%, due 2/1/25 (d)	8,945,000	7,569,706
	inVentiv Group Holdings, Inc. / inVentiv Health, Inc. / inVentiv Health Clinical, Inc. 7.50%, due 10/1/24 (d)	6,795,000	7,440,525
	Nature's Bounty Co. 7.625%, due 5/15/21 (d)	43,365,000	46,725,787
	Patheon Holdings I B.V. 7.50%, due 2/1/22 (d)	25,005,000	26,505,300
	Valeant Pharmaceuticals International, Inc.
	5.625%, due 12/1/21 (d)	3,710,000	3,357,550
	6.375%, due 10/15/20 (d)	3,184,000	3,096,440
	7.00%, due 10/1/20 (d)	7,000,000	6,912,500
	7.50%, due 7/15/21 (d)	17,000,000	16,532,500
			147,216,776
	Pipelines 3.6%
	ANR Pipeline Co.
	7.375%, due 2/15/24	2,555,000	3,070,369
	9.625%, due 11/1/21	10,349,000	13,211,937
	Antero Midstream Partners, L.P. / Antero Midstream Finance Corp. 5.375%, due 9/15/24	8,000,000	8,260,000
	Cheniere Corpus Christi Holdings LLC
	5.875%, due 3/31/25	19,355,000	20,975,981
	7.00%, due 6/30/24	2,000,000	2,290,000
	Genesis Energy, L.P. / Genesis Energy Finance Corp.
	5.75%, due 2/15/21	4,750,000	4,797,500
	6.75%, due 8/1/22	44,620,000	45,289,300
	Holly Energy Partners, L.P. / Holly Energy Finance Corp. 6.00%, due 8/1/24 (d)	15,000,000	15,618,750
¤	MPLX, L.P.
	4.875%, due 12/1/24	27,465,000	29,506,254
	4.875%, due 6/1/25	30,540,000	32,677,953
	5.50%, due 2/15/23	35,965,000	37,010,754
	NGPL PipeCo LLC
	4.375%, due 8/15/22 (d)	5,545,000	5,704,419
	4.875%, due 8/15/27 (d)	8,150,000	8,384,312
	NuStar Logistics, L.P.
	6.75%, due 2/1/21	17,185,000	18,731,650
	8.15%, due 4/15/18	6,454,000	6,737,976
	Rockies Express Pipeline LLC
	6.00%, due 1/15/19 (d)	17,400,000	18,117,750
	6.85%, due 7/15/18 (d)	3,000,000	3,123,750
	Sabine Pass Liquefaction LLC 5.875%, due 6/30/26	25,290,000	28,432,460
	SemGroup Corp. 6.375%, due 3/15/25 (d)	12,955,000	12,825,450
	Tallgrass Energy Partners, L.P. / Tallgrass Energy Finance Corp. 5.50%, due 9/15/24 (d)	30,000,000	30,712,500
	Tesoro Logistics, L.P. / Tesoro Logistics Finance Corp.
	6.125%, due 10/15/21	1,000,000	1,036,250
	6.25%, due 10/15/22	14,000,000	14,875,000
	6.375%, due 5/1/24	5,000,000	5,462,500
			366,852,815
	Private Equity 0.0% ‡
	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp. 5.875%, due 2/1/22	3,900,000	4,009,005

	Real Estate 1.6%
	AAF Holdings LLC / AAF Finance Co. 12.00% (12.00% Cash or 12.75% PIK) due 7/1/19 (a)(d)	36,025,960	37,466,998
	CBRE Services, Inc.
	5.00%, due 3/15/23	31,097,000	32,414,207
	5.25%, due 3/15/25	11,490,000	12,636,679
	Howard Hughes Corp. 5.375%, due 3/15/25 (d)	26,930,000	27,973,538
	Realogy Group LLC / Realogy Co-Issuer Corp. 4.875%, due 6/1/23 (d)	16,815,000	16,983,150
	Rialto Holdings LLC / Rialto Corp. 7.00%, due 12/1/18 (d)	32,515,000	32,921,437
			160,396,009
	Real Estate Investment Trusts 4.0%
	Crown Castle International Corp.
	4.875%, due 4/15/22	2,000,000	2,188,004
	5.25%, due 1/15/23	81,468,000	91,090,348
	CTR Partnership LP / CareTrust Capital Corp. 5.25%, due 6/1/25	13,645,000	14,003,181
¤	Equinix, Inc.
	5.375%, due 1/1/22	20,371,000	21,338,623
	5.375%, due 4/1/23	17,500,000	18,200,000
	5.375%, due 5/15/27	49,275,000	53,278,594
	5.75%, due 1/1/25	33,577,000	36,095,275
	5.875%, due 1/15/26	32,370,000	35,445,150
	FelCor Lodging, L.P. 5.625%, due 3/1/23	25,742,000	26,739,503
	Host Hotels & Resorts, L.P. 6.00%, due 10/1/21	13,000,000	14,516,684
	MGM Growth Properties Operating Partnership, L.P. / MGP Finance Co-Issuer, Inc.
	4.50%, due 9/1/26	9,000,000	9,067,500
	5.625%, due 5/1/24	59,255,000	64,439,812
	MPT Operating Partnership, L.P. / MPT Finance Corp. 6.375%, due 2/15/22	5,000,000	5,162,500
	Sabra Health Care, L.P. / Sabra Capital Corp.
	5.375%, due 6/1/23	800,000	828,000
	5.50%, due 2/1/21	5,030,000	5,222,423
	Starwood Property Trust, Inc. 5.00%, due 12/15/21	10,000,000	10,425,000
	VEREIT Operating Partnership, L.P. 4.125%, due 6/1/21	4,000,000	4,176,308
			412,216,905
	Retail 3.9%
	Asbury Automotive Group, Inc. 6.00%, due 12/15/24	49,363,000	50,473,667
	Cumberland Farms, Inc. 6.75%, due 5/1/25 (d)	19,000,000	20,282,500
	Dollar Tree, Inc. 5.75%, due 3/1/23	29,650,000	31,391,937
	DriveTime Automotive Group, Inc. / Bridgecrest Acceptance Corp. 8.00%, due 6/1/21 (d)	45,241,000	45,354,102
	GameStop Corp.
	5.50%, due 10/1/19 (d)	9,000,000	9,202,500
	6.75%, due 3/15/21 (d)	8,328,000	8,588,250
	Group 1 Automotive, Inc.
	5.00%, due 6/1/22	16,015,000	16,335,300
	5.25%, due 12/15/23 (d)	8,000,000	8,020,000
	KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC
	4.75%, due 6/1/27 (d)	9,990,000	10,302,188
	5.00%, due 6/1/24 (d)	16,460,000	17,159,550
	5.25%, due 6/1/26 (d)	29,750,000	31,535,000
	L Brands, Inc.
	5.625%, due 2/15/22	9,840,000	10,307,400
	5.625%, due 10/15/23	2,750,000	2,877,188
	6.625%, due 4/1/21	13,980,000	15,273,150
	6.75%, due 7/1/36	13,860,000	13,167,000
	6.875%, due 11/1/35	7,000,000	6,720,000
	8.50%, due 6/15/19	3,395,000	3,742,988
	Men's Wearhouse, Inc. 7.00%, due 7/1/22	47,661,000	43,133,205
	Penske Automotive Group, Inc. 5.75%, due 10/1/22	27,481,000	28,442,835
	Rite Aid Corp. 6.125%, due 4/1/23 (d)	22,500,000	22,303,125
			394,611,885
	Semiconductors 1.4%
¤	Micron Technology, Inc.
	5.25%, due 8/1/23 (d)	18,290,000	19,113,050
	5.25%, due 1/15/24 (d)	8,000,000	8,337,520
	5.50%, due 2/1/25	21,900,000	23,234,586
	5.875%, due 2/15/22	4,000,000	4,160,000
	7.50%, due 9/15/23	64,585,000	72,037,463
	Qorvo, Inc.
	6.75%, due 12/1/23	7,435,000	8,157,310
	7.00%, due 12/1/25	6,000,000	6,825,000
	Sensata Technologies UK Financing Co. PLC 6.25%, due 2/15/26 (d)	2,485,000	2,708,650
			144,573,579
	Software 2.9%
	ACI Worldwide, Inc. 6.375%, due 8/15/20 (d)	43,570,000	44,495,862
	Camelot Finance S.A. 7.875%, due 10/15/24 (d)	6,500,000	7,068,750
	Donnelley Financial Solutions, Inc. 8.25%, due 10/15/24	24,645,000	26,308,538
	First Data Corp.
	5.00%, due 1/15/24 (d)	3,500,000	3,640,000
	7.00%, due 12/1/23 (d)	8,135,000	8,775,631
	MSCI, Inc.
	4.75%, due 8/1/26 (d)	11,290,000	11,713,375
	5.25%, due 11/15/24 (d)	24,757,000	26,428,098
	5.75%, due 8/15/25 (d)	23,206,000	25,120,495
	Open Text Corp. 5.875%, due 6/1/26 (d)	35,405,000	38,325,912
	PTC, Inc. 6.00%, due 5/15/24	47,908,000	51,560,985
	Quintiles IMS, Inc.
	4.875%, due 5/15/23 (d)	17,078,000	17,718,425
	5.00%, due 10/15/26 (d)	32,068,000	33,591,230
			294,747,301
	Storage & Warehousing 0.2%
	Algeco Scotsman Global Finance PLC 8.50%, due 10/15/18 (d)	20,590,000	19,869,350

	Telecommunications 5.4%
	Anixter, Inc. 5.625%, due 5/1/19	3,000,000	3,157,500
	CenturyLink, Inc. 5.625%, due 4/1/25	16,000,000	15,780,000
	Cogent Communications Finance, Inc. 5.625%, due 4/15/21 (d)	34,970,000	35,844,250
	Frontier Communications Corp.
	10.50%, due 9/15/22	23,000,000	21,620,000
	11.00%, due 9/15/25	13,560,000	12,424,350
	Hughes Satellite Systems Corp.
	5.25%, due 8/1/26	21,830,000	22,894,212
	6.625%, due 8/1/26	25,195,000	27,557,031
	7.625%, due 6/15/21	37,970,000	43,570,575
	Inmarsat Finance PLC 4.875%, due 5/15/22 (d)	21,000,000	21,472,500
	Level 3 Communications, Inc. 5.75%, due 12/1/22	10,735,000	11,137,563
	Level 3 Financing, Inc.
	5.375%, due 8/15/22	2,000,000	2,055,000
	5.375%, due 1/15/24	8,998,000	9,470,395
	Sprint Capital Corp.
	6.875%, due 11/15/28	38,905,000	42,406,450
	8.75%, due 3/15/32	5,000,000	6,200,000
	Sprint Communications, Inc.
	7.00%, due 3/1/20 (d)	26,870,000	29,355,475
	9.00%, due 11/15/18 (d)	3,523,000	3,813,648
	9.25%, due 4/15/22	16,806,000	20,755,410
¤	T-Mobile USA, Inc.
	4.00%, due 4/15/22	3,000,000	3,121,875
	5.125%, due 4/15/25	25,585,000	27,120,100
	5.375%, due 4/15/27	20,145,000	21,756,600
	6.00%, due 4/15/24	15,315,000	16,463,625
	6.125%, due 1/15/22	16,000,000	16,760,000
	6.375%, due 3/1/25	41,842,000	45,189,360
	6.50%, due 1/15/24	14,445,000	15,528,375
	6.50%, due 1/15/26	31,915,000	35,505,437
	6.625%, due 4/1/23	30,090,000	31,820,175
	6.836%, due 4/28/23	8,915,000	9,461,044
			552,240,950
	Trucking & Leasing 0.2%
	Fortress Transportation & Infrastructure Investors LLC 6.75%, due 3/15/22 (d)	22,500,000	23,343,750

	Total Corporate Bonds (Cost $8,857,837,661)		9,257,902,341

	Loan Assignments 0.5% (j)
	Machinery - Construction & Mining 0.2%
	Neenah Foundry Co. 2016 Term Loan 7.781%, due 4/26/19 (c)(e)	17,118,746	16,861,965

	Retail 0.2%
	Bass Pro Group LLC Term Loan B 6.296%, due 12/16/23	23,000,000	22,346,961

	Transportation 0.1%
	Commercial Barge Line Co. 2015 1st Lien Term Loan 9.984%, due 11/12/20	11,415,908	9,846,221

	Total Loan Assignments (Cost $50,785,389)		49,055,147

	Total Long-Term Bonds (Cost $9,154,648,383)		9,531,238,621

		Shares
	Common Stocks 0.9%
	Auto Parts & Equipment 0.0% ‡
¤	Exide Technologies (b)(c)(e)(k)	2,083,167	3,020,592

	Electric 0.0% ‡
	Upstate New York Power Producers, Inc. (b)(c)(e)	343,590	412,308

	Home Builders 0.1%
	Modular Space Corp. (b)(c)(e)	323,553	4,235,309

	Lodging 0.0% ‡
	Majestic Star Casino LLC Membership Units (b)(c)(e)	446,020	423,719

	Media 0.0% ‡
	ION Media Networks, Inc. (b)(c)(e)	2,267	1,538,364

	Metal Fabricate & Hardware 0.1%
	Neenah Enterprises, Inc. (b)(c)(e)(k)	717,799	7,902,967

	Oil & Gas 0.5%
¤	Comstock Resources, Inc. (k)	100,000	709,000
	PetroQuest Energy, Inc. (k)	907,184	1,968,589
	Rex Energy Corp. (c)(k)	106,233	305,951
	Stone Energy Corp. (c)(e)(k)	2,074,193	44,761,085
	Titan Energy LLC (k)	91,131	601,465
			48,346,090
	Retail 0.2%
	American Eagle Outfitters, Inc.	1,862,673	22,054,048

	Total Common Stocks (Cost $178,840,546)		87,933,397

	Exchange-Traded Funds 0.3% (k)(l)
	iShares Gold Trust	618,700	7,560,514
	SPDR Gold Shares	189,000	22,821,750
	Total Exchange-Traded Funds (Cost $28,668,073)		30,382,264

		Principal Amount
	Short-Term Investment 5.1%
	Money Market Fund 5.1%
	State Street Institutional U.S. Government Money Market Fund, Premier Class 0.938%	$524,710,472	524,710,472
	Total Short-Term Investment (Cost $524,710,472)		524,710,472
	Total Investments (Cost $9,886,867,474) (m)	99.4%	10,174,264,754
	Other Assets, Less Liabilities	0.6	65,707,797
	Net Assets	100.0%	$10,239,972,551

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest holdings or issuers held, as of July 31, 2017, excluding short-term investment. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	PIK ("Payment-in-Kind") - issuer may pay interest or dividends with additional securities and/or in cash.
(b)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of July 31, 2017, the total market value of these securities was $188,232,015, which represented 1.8% of the Fund's net assets.
(c)	Illiquid security - As of July 31, 2017, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $250,161,016, which represented 2.4% of the Fund's net assets.
(d)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(e)	Restricted security.
(f)	Floating rate - Rate shown was the rate in effect as of July 31, 2017.
(g)	Issue in non-accrual status.
(h)	Issue in default.
(i)	Step coupon - Rate shown was the rate in effect as of July 31, 2017.
(j)	Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown was the weighted average interest rate of all contracts within the floating rate loan facility as of July 31, 2017.
(k)	Non-income producing security.
(l)	Exchange-Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(m)	As of July 31, 2017, cost was $9,890,333,469 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$499,454,837
Gross unrealized depreciation	(215,523,552)
Net unrealized appreciation	$283,931,285

The following abbreviation is used in the preceding pages:
SPDR	—Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Convertible Bonds (b)	$—	$169,976,328	$54,304,805	$224,281,133
Corporate Bonds (c)	—	9,141,508,390	116,393,951	9,257,902,341
Loan Assignments	—	49,055,147	—	49,055,147
Total Long-Term Bonds	—	9,360,539,865	170,698,756	9,531,238,621
Common Stocks (d)	70,400,138	—	17,533,259	87,933,397
Exchange-Traded Funds	30,382,264	—	—	30,382,264
Short-Term Investment
Money Market Fund	524,710,472	—	—	524,710,472
Total Investments in Securities	$625,492,874	$9,360,539,865	$188,232,015	$10,174,264,754

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 securities valued at $54,294,544 and $10,261 are held in Auto Parts & Equipment and Mining, respectively, within the Convertible Bonds section of the Portfolio of Investments.

(c)	The Level 3 securities valued at $80,081,448, $3, and $36,312,500 are held in Auto Parts & Equipment, Chemicals, and Entertainment, respectively, within the Corporate Bonds section of the Portfolio of Investments.

(d)	The Level 3 securities valued at $3,020,592, $412,308, $4,235,309, $423,719, $1,538,364, and $7,902,967 are held in Auto Parts & Equipment, Electric, Home Builders, Lodging, Media, and Metal Fabricate & Hardware, respectively, within the Common Stocks section of the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

As of July 31, 2017, a security with a market value of $2,712,058 transferred from Level 3 to Level 1. The transfer occurred as a result of utilizing significant observable inputs from an independent pricing service. As of October 31, 2016, the fair value obtained for this common stock, utilized significant unobservable inputs.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2016	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases		Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of July 31, 2017	Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of July 31, 2017
Long-Term Bonds
Convertible Bonds
Auto Parts & Equipment	$53,695,454	$612,053	$18,331	$(22,602,149)	$25,336,748	(a)	$(2,765,893)	$-	$-	$54,294,544	$(22,602,149)
Mining	-	325	-	1,064	8,872		-	-	-	10,261	1,064
Corporate Bonds
Auto Parts & Equipment	59,108,560	823,715	(4,357,422)	(2,513,251)	90,513,300	(a)	(63,493,454)	-	-	80,081,448	(8,411,736)
Chemicals	-	-	-	3	-		-	-	-	3	3
Entertainment	36,312,500	-	-	-	-		-	-	-	36,312,500	-
Oil & Gas	4,800,000	-	-	(4,800,000)	-		-	-	-	-	-
Loan Assignments
Software	3,007,500	666	39,930	(22,382)	-		(3,025,714)	-	-	-	-
Common Stocks
Auto Parts & Equipment	4,164,619	-	-	(1,144,027)	-		-	-	-	3,020,592	(1,144,027)
Electric	412,308	-	-	-	-		-	-	-	412,308	-
Home Builders	-	-	(28)	(502,175)	4,737,512		-	-	-	4,235,309	(502,175)
Lodging	55,753	-	-	367,966	-		-	-	-	423,719	367,966
Media	1,213,706	-	-	324,658	-		-	-	-	1,538,364	324,658
Metal, Fabricate & Hardware	7,902,967	-	-	-	-		-	-	-	7,902,967	-
Oil & Gas	2,712,058	-	-	-	-		-	-	(2,712,058)	-	-
Total	$173,385,425	$1,436,759	$(4,299,189)	$(30,890,293)	$120,596,432		$(69,285,061)	$-	$(2,712,058)	$188,232,015	$(31,966,396)

(a) Purchases include PIK securities.

MainStay Income Builder Fund

Portfolio of Investments July 31, 2017 (Unaudited)

		Principal Amount		Value
	Long-Term Bonds 49.6% †
	Asset-Backed Securities 0.2%
	Home Equity 0.2%
	Ameriquest Mortgage Securities, Inc. Series 2003-8, Class AF5 5.14%, due 10/25/33 (a)		$31,908	$32,040
	Carrington Mortgage Loan Trust Series 2006-NC4, Class A5 1.276%, due 10/25/36 (b)		67,707	67,346
	Chase Funding Trust Series 2002-2, Class 1A5 6.333%, due 4/25/32 (a)		108,183	110,770
	Countrywide Asset-Backed Certificates Series 2003-5, Class AF5 5.258%, due 2/25/34 (a)		466,526	475,992
	Equity One Mortgage Pass-Through Trust Series 2003-3, Class AF4 5.495%, due 12/25/33 (a)		221,729	219,297
	HSI Asset Securitization Corp. Trust Series 2007-NC1, Class A1 1.316%, due 4/25/37 (b)		2,764	1,892
	JPMorgan Mortgage Acquisition Trust Series 2007-HE1, Class AF1 1.316%, due 3/25/47 (b)		494,028	313,781
	MASTR Asset-Backed Securities Trust Series 2006-HE4, Class A1 1.266%, due 11/25/36 (b)		656,215	307,555
	Saxon Asset Securities Trust Series 2003-1, Class AF5 4.87%, due 6/25/33 (a)		86,510	86,446
	Soundview Home Loan Trust Series 2006-EQ2, Class A2 1.326%, due 1/25/37 (b)		967,100	687,953
	Specialty Underwriting & Residential Finance Trust Series 2006-BC4, Class A2B 1.326%, due 9/25/37 (b)		705,429	324,208
	Terwin Mortgage Trust Series 2005-14HE, Class AF2 4.849%, due 8/25/36 (a)		29,377	29,584
				2,656,864
	Student Loans 0.0% ‡
	KeyCorp Student Loan Trust Series 2000-A, Class A2 1.372%, due 5/25/29 (b)		316,308	307,897
	Total Asset-Backed Securities (Cost $3,582,070)			2,964,761

	Corporate Bonds 39.4%
	Advertising 0.0% ‡
	Lamar Media Corp. 5.375%, due 1/15/24		625,000	657,813

	Aerospace & Defense 0.3%
	KLX, Inc. 5.875%, due 12/1/22 (c)		3,485,000	3,663,607
	Triumph Group, Inc. 4.875%, due 4/1/21		1,205,000	1,140,231
				4,803,838
	Agriculture 0.2%
¤	Philip Morris International, Inc. 1.625%, due 2/21/19		3,550,000	3,549,407
	Reynolds American, Inc. 8.125%, due 6/23/19		255,000	284,021
				3,833,428
	Airlines 0.9%
	American Airlines Group, Inc. 4.625%, due 3/1/20 (c)		3,700,000	3,817,919
	American Airlines, Inc.
	Series 2016-2, Class AA, Pass Through Trust 3.20%, due 12/15/29		662,320	661,658
	Series 2017-2, Class AA, Pass Through Trust 3.35%, due 10/15/29		1,000,000	1,000,000
	Series 2015-2, Class AA, Pass Through Trust 3.60%, due 3/22/29		3,334,320	3,427,348
	Series 2016-2, Class A, Pass Through Trust 3.65%, due 12/15/29		233,760	236,682
	Continental Airlines, Inc.
	Series 2009-2, Class A, Pass Through Trust 7.25%, due 5/10/21		1,451,420	1,606,766
	Series 2003-ERJ1 7.875%, due 1/2/20		200,538	204,047
	U.S. Airways Group, Inc.
	Series 2012-1, Class A 5.90%, due 4/1/26		1,842,623	2,075,347
	Series 2010-1 Class A, Pass Through Trust 6.25%, due 10/22/24		918,969	1,022,353
	United Airlines, Inc. Series 2007-1, Pass Through Trust 6.636%, due 1/2/24		1,535,843	1,666,389
				15,718,509
	Apparel 0.2%
	Hanesbrands, Inc. 4.625%, due 5/15/24 (c)		3,575,000	3,650,969

	Auto Manufacturers 1.0%
	Ford Motor Co.
	6.625%, due 10/1/28		1,500,000	1,792,346
	7.45%, due 7/16/31		450,000	574,890
	8.90%, due 1/15/32		215,000	293,167
	Ford Motor Credit Co. LLC 5.875%, due 8/2/21		350,000	390,941
	General Motors Financial Co., Inc.
	3.15%, due 6/30/22		900,000	903,057
	3.20%, due 7/13/20		1,800,000	1,840,500
	3.25%, due 5/15/18		325,000	328,535
	3.45%, due 4/10/22		3,800,000	3,873,952
	4.20%, due 3/1/21		2,585,000	2,715,966
	Toyota Motor Credit Corp. 2.90%, due 4/17/24		4,600,000	4,673,568
				17,386,922
	Auto Parts & Equipment 0.4%
	Goodyear Tire & Rubber Co. 5.125%, due 11/15/23		2,540,000	2,644,775
	Schaeffler Finance B.V. 4.75%, due 5/15/23 (Germany) (c)		3,345,000	3,457,894
	Tenneco, Inc. 5.00%, due 7/15/26		1,660,000	1,689,050
				7,791,719
	Banks 6.7%
	Bank of America Corp.
	3.50%, due 4/19/26		415,000	419,397
	3.705%, due 4/24/28 (b)		2,895,000	2,928,133
	5.125%, due 12/29/49 (b)		575,000	586,431
	5.625%, due 7/1/20		645,000	706,991
	5.875%, due 2/7/42		500,000	633,924
	6.11%, due 1/29/37		1,505,000	1,861,577
	6.30%, due 12/29/49 (b)		2,085,000	2,358,656
	7.625%, due 6/1/19		1,015,000	1,116,592
	8.57%, due 11/15/24		485,000	623,344
	Bank of New York Mellon Corp. 4.625%, due 12/29/49 (b)		3,275,000	3,329,037
	Barclays PLC (United Kingdom)
	4.836%, due 5/9/28		3,430,000	3,563,454
	4.95%, due 1/10/47		870,000	952,848
	5.20%, due 5/12/26		1,590,000	1,695,756
	BB&T Corp. 2.75%, due 4/1/22		4,100,000	4,177,966
	Capital One Financial Corp.
	4.20%, due 10/29/25		435,000	443,368
	5.55%, due 12/29/49 (b)		2,170,000	2,286,637
	Citigroup, Inc.
	3.668%, due 7/24/28 (b)		1,180,000	1,185,436
	4.05%, due 7/30/22		105,000	110,108
	5.30%, due 5/6/44		1,200,000	1,368,234
	6.625%, due 6/15/32		770,000	975,926
	6.875%, due 6/1/25		1,715,000	2,073,288
	Citizens Bank N.A. 2.55%, due 5/13/21		1,050,000	1,053,750
	Citizens Financial Group, Inc. 4.30%, due 12/3/25		3,405,000	3,573,932
	Discover Bank 8.70%, due 11/18/19		1,064,000	1,204,444
¤	Goldman Sachs Group, Inc.
	2.905%, due 7/24/23 (b)		880,000	881,327
	2.908%, due 6/5/23 (b)		800,000	801,288
	3.50%, due 11/16/26		1,085,000	1,082,420
	3.625%, due 1/22/23		3,045,000	3,155,795
	3.85%, due 1/26/27		4,385,000	4,474,235
	5.25%, due 7/27/21		805,000	886,817
	5.30%, due 12/29/49 (b)		2,756,000	2,939,026
	6.75%, due 10/1/37		405,000	531,640
	7.50%, due 2/15/19		2,100,000	2,276,060
	Huntington Bancshares, Inc. 3.15%, due 3/14/21		3,535,000	3,622,488
	JPMorgan Chase & Co.
	3.54%, due 5/1/28 (b)		2,970,000	2,989,355
	5.15%, due 12/29/49 (b)		2,080,000	2,160,600
	6.40%, due 5/15/38		820,000	1,097,713
	Kreditanstalt fuer Wiederaufbau 1.50%, due 2/6/19 (Germany)		8,170,000	8,174,984
	Lloyds Banking Group PLC (United Kingdom)
	4.582%, due 12/10/25		863,000	897,815
	4.65%, due 3/24/26		1,605,000	1,690,238
	Morgan Stanley
	2.375%, due 7/23/19		1,750,000	1,764,709
	3.591%, due 7/22/28 (b)		1,360,000	1,362,149
	3.875%, due 1/27/26		465,000	480,778
	4.875%, due 11/1/22		1,125,000	1,224,377
	5.00%, due 11/24/25		2,855,000	3,118,719
	5.45%, due 12/31/49 (b)		2,310,000	2,390,850
	6.375%, due 7/24/42		170,000	225,509
	PNC Bank N.A.
	1.70%, due 12/7/18		3,100,000	3,100,629
	2.55%, due 12/9/21		2,185,000	2,212,197
	Royal Bank of Scotland Group PLC (United Kingdom)
	6.00%, due 12/19/23		190,000	211,412
	6.125%, due 12/15/22		1,530,000	1,695,053
	Santander Holdings USA, Inc.
	2.65%, due 4/17/20		3,875,000	3,889,589
	4.40%, due 7/13/27 (c)		600,000	611,239
	Santander UK Group Holdings PLC 3.571%, due 1/10/23 (United Kingdom)		2,230,000	2,284,421
	State Street Corp. 2.55%, due 8/18/20		2,605,000	2,658,202
	Toronto-Dominion Bank 1.80%, due 7/13/21 (Canada)		4,295,000	4,248,558
	U.S. Bank N.A. 2.00%, due 1/24/20		4,050,000	4,072,773
	Wachovia Corp.
	5.50%, due 8/1/35		315,000	366,234
	5.75%, due 2/1/18		1,000,000	1,020,840
	Wells Fargo & Co.
	4.90%, due 11/17/45		55,000	60,357
	5.375%, due 11/2/43		690,000	802,349
	5.90%, due 12/29/49 (b)		2,520,000	2,737,350
	Wells Fargo Bank N.A. 5.85%, due 2/1/37		140,000	175,319
	Wells Fargo Capital X 5.95%, due 12/1/86		715,000	809,023
				118,413,666
	Beverages 1.1%
	Anheuser-Busch InBev Finance, Inc. 3.65%, due 2/1/26 (Belgium)		5,725,000	5,921,482
	Coca-Cola Co. 1.375%, due 5/30/19		3,845,000	3,837,925
	Constellation Brands, Inc. 4.25%, due 5/1/23		2,100,000	2,256,746
	Molson Coors Brewing Co. 3.00%, due 7/15/26		2,000,000	1,946,364
	PepsiCo, Inc.
	1.35%, due 10/4/19		2,225,000	2,214,238
	1.55%, due 5/2/19		1,650,000	1,651,531
	2.375%, due 10/6/26		2,225,000	2,130,807
				19,959,093
	Biotechnology 0.4%
	Biogen, Inc. 3.625%, due 9/15/22		3,480,000	3,657,504
	Celgene Corp. 3.625%, due 5/15/24		3,600,000	3,762,299
				7,419,803
	Building Materials 0.6%
	Fortune Brands Home & Security, Inc. 4.00%, due 6/15/25		4,420,000	4,630,162
	Johnson Controls International PLC 4.50%, due 2/15/47		1,305,000	1,395,028
	Masco Corp. 4.375%, due 4/1/26		1,575,000	1,679,155
	Standard Industries, Inc. 5.375%, due 11/15/24 (c)		2,940,000	3,094,350
				10,798,695
	Chemicals 0.6%
	Air Liquide Finance S.A. (France) (c)
	1.375%, due 9/27/19		2,535,000	2,507,115
	1.75%, due 9/27/21		1,725,000	1,686,848
	Ashland LLC 4.75%, due 8/15/22		1,890,000	1,977,413
	Dow Chemical Co.
	4.125%, due 11/15/21		1,605,000	1,723,784
	8.55%, due 5/15/19		75,000	83,767
	WR Grace & Co-Conn 5.125%, due 10/1/21 (c)		1,885,000	2,026,375
				10,005,302
	Commercial Services 0.4%
	Herc Rentals, Inc. 7.75%, due 6/1/24 (c)		1,906,000	2,068,010
	Service Corp. International 5.375%, due 1/15/22		3,600,000	3,690,000
	United Rentals North America, Inc. 4.625%, due 7/15/23		965,000	1,010,838
				6,768,848
	Computers 0.6%
	Apple, Inc.
	1.55%, due 2/8/19		860,000	860,481
	1.55%, due 8/4/21		1,500,000	1,472,745
	3.20%, due 5/11/27		900,000	912,961
	3.35%, due 2/9/27		3,480,000	3,575,860
	3.85%, due 8/4/46		1,090,000	1,086,782
	International Business Machines Corp. 7.00%, due 10/30/25		2,050,000	2,665,424
				10,574,253
	Cosmetics & Personal Care 0.2%
	Unilever Capital Corp. 1.80%, due 5/5/20 (United Kingdom)		3,100,000	3,100,908

	Diversified Financial Services 1.9%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.625%, due 10/30/20 (Ireland)		4,265,000	4,549,015
	Air Lease Corp.
	2.125%, due 1/15/20		1,950,000	1,948,161
	4.25%, due 9/15/24		1,185,000	1,251,930
	Ally Financial, Inc. 3.50%, due 1/27/19		3,250,000	3,298,750
	Bear Stearns Cos. LLC 7.25%, due 2/1/18		910,000	934,993
	CIT Group, Inc.
	3.875%, due 2/19/19		1,740,000	1,781,325
	5.00%, due 8/15/22		1,175,000	1,269,705
	Discover Financial Services 3.85%, due 11/21/22		1,491,000	1,542,772
	GE Capital International Funding Co. 2.342%, due 11/15/20		6,500,000	6,569,810
	International Lease Finance Corp. 5.875%, due 4/1/19		1,255,000	1,332,770
	OneMain Financial Holdings LLC 7.25%, due 12/15/21 (c)		1,465,000	1,541,912
	Peachtree Corners Funding Trust 3.976%, due 2/15/25 (c)		940,000	961,704
	Springleaf Finance Corp.
	5.25%, due 12/15/19		700,000	728,875
	6.00%, due 6/1/20		475,000	501,125
	Synchrony Financial 4.25%, due 8/15/24		5,000,000	5,183,545
				33,396,392
	Electric 1.6%
	AEP Transmission Co. LLC 3.10%, due 12/1/26		2,350,000	2,364,892
	CMS Energy Corp.
	3.875%, due 3/1/24		1,540,000	1,610,768
	5.05%, due 3/15/22		1,220,000	1,340,906
	6.25%, due 2/1/20		1,225,000	1,344,907
	Consolidated Edison, Inc. 2.00%, due 3/15/20		1,205,000	1,208,008
	FirstEnergy Transmission LLC 5.45%, due 7/15/44 (c)		2,555,000	2,971,833
	Great Plains Energy, Inc. 5.292%, due 6/15/22 (a)		1,130,000	1,247,174
	MidAmerican Energy Co.
	3.95%, due 8/1/47		835,000	864,075
	4.40%, due 10/15/44		2,200,000	2,421,593
	Pacific Gas & Electric Co. 1.402%, due 11/30/17 (b)		3,100,000	3,100,456
	PECO Energy Co. 4.80%, due 10/15/43		1,195,000	1,363,728
	Potomac Electric Power Co. 4.15%, due 3/15/43		1,735,000	1,844,145
	PPL Electric Utilities Corp. 3.95%, due 6/1/47		2,200,000	2,257,099
	Public Service Electric & Gas Co. 3.00%, due 5/15/27		2,235,000	2,241,314
	Puget Energy, Inc. 5.625%, due 7/15/22		815,000	915,090
	WEC Energy Group, Inc. 3.294%, due 5/15/67 (b)		1,095,000	1,062,456
				28,158,444
	Electronics 0.3%
	Honeywell International, Inc. 1.40%, due 10/30/19		4,970,000	4,944,767

	Environmental Controls 0.2%
	Republic Services, Inc. 4.75%, due 5/15/23		1,615,000	1,795,362
	Waste Management, Inc. 2.40%, due 5/15/23		2,275,000	2,256,340
				4,051,702
	Food 1.9%
	J.M. Smucker Co. 1.75%, due 3/15/18		3,500,000	3,503,482
	Kerry Group Financial Services 3.20%, due 4/9/23 (Ireland) (c)		2,899,000	2,888,404
	Kraft Heinz Foods Co.
	3.00%, due 6/1/26		1,000,000	963,099
	4.875%, due 2/15/25 (c)		2,123,000	2,285,675
	5.00%, due 6/4/42		1,600,000	1,689,474
	Kroger Co. 1.50%, due 9/30/19		2,555,000	2,525,870
	Mondelez International Holdings Netherlands B.V. (Netherlands) (c)
	1.625%, due 10/28/19		2,790,000	2,769,298
	2.00%, due 10/28/21		3,050,000	2,988,756
	Smithfield Foods, Inc. (c)
	2.70%, due 1/31/20		1,690,000	1,700,400
	3.35%, due 2/1/22		1,575,000	1,592,031
	Sysco Corp. 3.25%, due 7/15/27		1,735,000	1,733,244
	Tyson Foods, Inc. 3.95%, due 8/15/24		4,235,000	4,491,671
	Whole Foods Market, Inc. 5.20%, due 12/3/25		3,375,000	3,885,212
				33,016,616
	Gas 0.4%
	AmeriGas Partners, L.P. / AmeriGas Finance Corp.
	5.50%, due 5/20/25		735,000	742,350
	5.625%, due 5/20/24		1,140,000	1,182,750
	5.75%, due 5/20/27		520,000	525,200
	NiSource Finance Corp. 3.49%, due 5/15/27		3,670,000	3,739,227
				6,189,527
	Health Care - Products 1.1%
	Baxter International, Inc. 3.50%, due 8/15/46		4,330,000	3,902,499
	Becton Dickinson & Co. 3.70%, due 6/6/27		4,380,000	4,441,955
	Boston Scientific Corp. 2.85%, due 5/15/20		3,740,000	3,796,123
	Medtronic Global Holdings SCA 1.70%, due 3/28/19		3,090,000	3,094,579
	Stryker Corp. 2.625%, due 3/15/21		3,395,000	3,461,637
	Thermo Fisher Scientific, Inc. 3.00%, due 4/15/23		1,425,000	1,449,759
				20,146,552
	Health Care - Services 0.3%
	Cigna Corp. 4.375%, due 12/15/20		270,000	287,523
	Fresenius Medical Care U.S. Finance II, Inc. 5.875%, due 1/31/22 (Germany) (c)		1,985,000	2,240,569
	Laboratory Corp. of America Holdings 2.50%, due 11/1/18		3,510,000	3,533,714
				6,061,806
	Home Builders 0.9%
	CalAtlantic Group, Inc.
	5.875%, due 11/15/24		1,345,000	1,461,006
	8.375%, due 5/15/18		2,000,000	2,092,500
	Lennar Corp.
	4.50%, due 6/15/19		2,400,000	2,480,520
	4.50%, due 11/15/19		750,000	777,975
	MDC Holdings, Inc. 5.625%, due 2/1/20		2,750,000	2,956,250
	Toll Brothers Finance Corp. 5.875%, due 2/15/22		1,340,000	1,487,400
	TRI Pointe Group, Inc. / TRI Pointe Homes, Inc.
	4.375%, due 6/15/19		1,000,000	1,025,000
	5.875%, due 6/15/24		2,935,000	3,125,775
				15,406,426
	Housewares 0.3%
	Newell Brands, Inc. 3.85%, due 4/1/23		5,750,000	6,097,898

	Insurance 2.7%
	Alterra Finance LLC 6.25%, due 9/30/20		200,000	222,790
	Berkshire Hathaway Finance Corp. 1.45%, due 3/7/18		3,515,000	3,517,844
	Chubb Corp. 3.554%, due 3/29/67 (b)		1,660,000	1,654,813
	Jackson National Life Global Funding 2.20%, due 1/30/20 (c)		3,580,000	3,593,142
	Liberty Mutual Group, Inc. (c)
	4.25%, due 6/15/23		850,000	912,309
	6.50%, due 3/15/35		220,000	274,578
	7.80%, due 3/7/87		1,760,000	2,208,800
	10.75%, due 6/15/88 (b)		750,000	1,222,500
	Lincoln National Corp. 3.625%, due 12/12/26		3,400,000	3,435,119
	Markel Corp. 5.00%, due 4/5/46		2,350,000	2,544,996
	MassMutual Global Funding II (c)
	2.10%, due 8/2/18		1,200,000	1,206,835
	2.50%, due 10/17/22		3,347,000	3,352,938
	Oil Insurance, Ltd. 4.278%, due 12/29/49 (b)(c)		1,320,000	1,194,600
	Pacific Life Insurance Co. 7.90%, due 12/30/23 (c)		2,575,000	3,197,089
	Pricoa Global Funding I 2.55%, due 11/24/20 (c)		2,135,000	2,158,410
	Principal Life Global Funding II 2.375%, due 11/21/21 (c)		4,070,000	4,044,359
	Protective Life Corp. 8.45%, due 10/15/39		1,640,000	2,436,186
	Provident Cos., Inc. 7.25%, due 3/15/28		2,115,000	2,662,254
	Prudential Financial, Inc. 5.625%, due 6/15/43 (b)		1,760,000	1,927,200
	Validus Holdings, Ltd. 8.875%, due 1/26/40		905,000	1,302,357
	Voya Financial, Inc. 3.65%, due 6/15/26		690,000	695,038
	XLIT, Ltd. 4.45%, due 3/31/25 (Bermuda)		2,615,000	2,722,874
				46,487,031
	Internet 0.7%
	Amazon.com, Inc. 3.30%, due 12/5/21		2,185,000	2,289,605
	eBay, Inc. 3.80%, due 3/9/22		3,840,000	4,039,411
	Match Group, Inc. 6.375%, due 6/1/24		3,995,000	4,349,556
	Priceline Group, Inc. 3.60%, due 6/1/26		2,225,000	2,269,031
				12,947,603
	Iron & Steel 0.3%
	ArcelorMittal (Luxembourg)
	6.75%, due 2/25/22		1,500,000	1,691,250
	7.50%, due 10/15/39		2,300,000	2,714,000
				4,405,250
	Lodging 1.0%
	Choice Hotels International, Inc. 5.75%, due 7/1/22		3,260,000	3,618,600
	Hilton Domestic Operating Co., Inc. 4.25%, due 9/1/24 (c)		2,390,000	2,413,900
	Marriott International, Inc.
	2.30%, due 1/15/22		2,450,000	2,428,036
	6.75%, due 5/15/18		265,000	274,872
	7.15%, due 12/1/19		1,900,000	2,120,265
	MGM Resorts International
	6.75%, due 10/1/20		2,390,000	2,652,900
	8.625%, due 2/1/19		80,000	87,800
	Wyndham Worldwide Corp. 4.15%, due 4/1/24		1,765,000	1,832,769
	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 4.25%, due 5/30/23 (c)		1,850,000	1,870,813
				17,299,955
	Machinery - Diversified 0.3%
	CNH Industrial Capital LLC 4.875%, due 4/1/21		3,945,000	4,174,599
	Zebra Technologies Corp. 7.25%, due 10/15/22		1,505,000	1,601,884
				5,776,483
	Media 0.9%
	21st Century Fox America, Inc. 6.65%, due 11/15/37		1,710,000	2,261,601
	DISH DBS Corp. 5.875%, due 7/15/22		2,050,000	2,231,302
	NBC Universal Media LLC 5.15%, due 4/30/20		160,000	174,418
	Sky PLC 3.75%, due 9/16/24 (United Kingdom) (c)		2,620,000	2,703,691
	Time Warner Cable LLC 7.30%, due 7/1/38		1,350,000	1,720,826
	Time Warner Cos., Inc. 6.95%, due 1/15/28		1,000,000	1,267,631
	Time Warner Entertainment Co., L.P. 8.375%, due 3/15/23		800,000	1,002,212
	Time Warner, Inc. 3.60%, due 7/15/25		2,500,000	2,526,225
	UPCB Finance IV, Ltd. 5.375%, due 1/15/25 (Netherlands) (c)		2,050,000	2,137,125
				16,025,031
	Metal Fabricate & Hardware 0.3%
	Precision Castparts Corp.
	3.25%, due 6/15/25		4,040,000	4,139,105
	3.90%, due 1/15/43		835,000	836,760
				4,975,865
	Mining 0.2%
	FMG Resources (August 2006) Pty, Ltd. 9.75%, due 3/1/22 (Australia)(c)		3,185,000	3,618,797

	Miscellaneous - Manufacturing 0.5%
	Amsted Industries, Inc. 5.00%, due 3/15/22 (c)		3,785,000	3,917,475
	Siemens Financieringsmaatschappij N.V. 2.70%, due 3/16/22 (Germany) (c)		2,130,000	2,166,365
	Textron Financial Corp. 2.917%, due 2/15/67 (b)(c)		3,540,000	3,115,200
				9,199,040
	Oil & Gas 1.2%
	Cenovus Energy, Inc. 4.25%, due 4/15/27 (Canada) (c)		955,000	933,242
	Chevron Corp. 1.686%, due 2/28/19		2,000,000	2,005,228
	CITGO Petroleum Corp. 6.25%, due 8/15/22 (c)		505,000	513,838
	ConocoPhillips Co. 2.875%, due 11/15/21		3,050,000	3,110,768
	Petrobras Global Finance B.V. 7.375%, due 1/17/27 (Brazil)		4,120,000	4,459,900
	Petroleos Mexicanos 6.75%, due 9/21/47 (Mexico) (c)		5,470,000	5,754,440
	Tesoro Corp. 5.125%, due 12/15/26 (c)		1,260,000	1,376,898
	Valero Energy Corp. 6.125%, due 2/1/20		2,385,000	2,613,967
				20,768,281
	Packaging & Containers 0.6%
	Ball Corp. 5.00%, due 3/15/22		3,700,000	3,981,755
	Crown Americas LLC / Crown Americas Capital Corp. IV 4.50%, due 1/15/23		1,400,000	1,480,500
	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 5.75%, due 10/15/20 (New Zealand)		2,000,000	2,045,000
	Sealed Air Corp. (c)
	4.875%, due 12/1/22		475,000	503,500
	5.50%, due 9/15/25		1,900,000	2,071,000
				10,081,755
	Pharmaceuticals 0.8%
	Allergan Funding SCS 3.45%, due 3/15/22		4,050,000	4,213,721
	Eli Lilly & Co. 3.10%, due 5/15/27		2,210,000	2,246,211
	Johnson & Johnson 2.25%, due 3/3/22		3,570,000	3,607,599
	Novartis Capital Corp. 1.80%, due 2/14/20 (Switzerland)		4,115,000	4,136,773
				14,204,304
	Pipelines 0.9%
	Columbia Pipeline Group, Inc. 3.30%, due 6/1/20		2,995,000	3,076,494
	Hiland Partners Holdings LLC / Hiland Partners Finance Corp. 5.50%, due 5/15/22 (c)		1,710,000	1,780,541
	MPLX, L.P.
	4.875%, due 6/1/25		100,000	107,001
	5.50%, due 2/15/23		1,975,000	2,032,427
	Southern Natural Gas Co. LLC 4.80%, due 3/15/47 (c)		880,000	920,807
	Spectra Energy Partners, L.P. 4.75%, due 3/15/24		1,740,000	1,882,381
	Targa Resources Partners, L.P. / Targa Resources Partners Finance Corp. 5.25%, due 5/1/23		2,120,000	2,186,250
	Tesoro Logistics, L.P. / Tesoro Logistics Finance Corp.
	5.50%, due 10/15/19		1,845,000	1,939,556
	5.875%, due 10/1/20		1,725,000	1,750,875
				15,676,332
	Real Estate Investment Trusts 1.0%
	American Tower Corp. 3.375%, due 10/15/26		2,945,000	2,911,050
	CoreCivic, Inc. 4.625%, due 5/1/23		810,000	824,175
	Crown Castle International Corp.
	3.40%, due 2/15/21		2,080,000	2,147,983
	5.25%, due 1/15/23		3,510,000	3,924,573
	Essex Portfolio, L.P. 3.375%, due 4/15/26		1,490,000	1,473,997
	Iron Mountain, Inc. 5.75%, due 8/15/24		3,300,000	3,390,750
	UDR, Inc. 3.50%, due 7/1/27		2,000,000	1,996,772
¤	Welltower, Inc. 4.70%, due 9/15/17		290,000	290,984
				16,960,284
	Retail 1.7%
	Alimentation Couche-Tard, Inc. (Canada) (c)
	3.55%, due 7/26/27		4,435,000	4,467,788
	4.50%, due 7/26/47		1,950,000	1,990,954
	AutoZone, Inc. 3.75%, due 6/1/27		1,500,000	1,520,865
	Brinker International, Inc. 2.60%, due 5/15/18		1,885,000	1,885,000
	CVS Health Corp. 4.00%, due 12/5/23		3,725,000	3,986,122
	CVS Pass-Through Trust 5.789%, due 1/10/26 (c)(d)		181,530	200,308
	McDonald's Corp. 3.70%, due 2/15/42		965,000	912,261
	QVC, Inc. 4.85%, due 4/1/24		2,660,000	2,740,258
	Signet UK Finance PLC 4.70%, due 6/15/24		1,095,000	1,077,234
	Starbucks Corp. 2.45%, due 6/15/26		2,220,000	2,144,908
	Suburban Propane Partners, L.P. / Suburban Energy Finance Corp. 5.50%, due 6/1/24		2,465,000	2,434,187
	TJX Cos., Inc. 2.25%, due 9/15/26		6,450,000	6,017,108
	Wal-Mart Stores, Inc. 6.75%, due 10/15/23		314,000	386,973
				29,763,966
	Semiconductors 0.8%
	NXP B.V. / NXP Funding LLC (Netherlands) (c)
	4.625%, due 6/15/22		1,610,000	1,728,737
	4.625%, due 6/1/23		3,850,000	4,158,693
	Qorvo, Inc. 7.00%, due 12/1/25		3,740,000	4,254,250
	Sensata Technologies B.V. 5.00%, due 10/1/25 (Netherlands) (c)		2,990,000	3,146,975
				13,288,655
	Software 0.6%
	Microsoft Corp.
	1.85%, due 2/6/20		2,615,000	2,626,349
	3.70%, due 8/8/46		2,060,000	2,034,823
	MSCI, Inc. 5.75%, due 8/15/25 (c)		3,610,000	3,907,825
	PTC, Inc. 6.00%, due 5/15/24		1,415,000	1,522,894
				10,091,891
	Telecommunications 1.9%
¤	AT&T, Inc.
	3.60%, due 2/17/23		3,800,000	3,930,823
	4.90%, due 8/14/37		3,730,000	3,710,652
	Cisco Systems, Inc. 2.45%, due 6/15/20		2,000,000	2,039,174
	CommScope Technologies LLC 6.00%, due 6/15/25 (c)		850,000	913,750
	CommScope, Inc. 5.00%, due 6/15/21 (c)		3,090,000	3,167,250
	Hughes Satellite Systems Corp.
	6.50%, due 6/15/19		990,000	1,065,488
	7.625%, due 6/15/21		460,000	527,850
	Rogers Communications, Inc. 5.45%, due 10/1/43 (Canada)		380,000	451,282
	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 3.36%, due 3/20/23 (c)		5,350,000	5,423,295
	T-Mobile USA, Inc. 6.125%, due 1/15/22		3,515,000	3,681,963
	Telecom Italia Capital S.A. 7.721%, due 6/4/38 (Italy)		315,000	402,019
	Telefonica Emisiones SAU (Spain)
	4.57%, due 4/27/23		2,552,000	2,803,686
	5.213%, due 3/8/47		1,735,000	1,923,372
	5.462%, due 2/16/21		395,000	435,966
¤	Verizon Communications, Inc.
	4.125%, due 3/16/27		995,000	1,023,050
	5.15%, due 9/15/23		2,325,000	2,586,755
				34,086,375
	Textiles 0.3%
	Cintas Corp. No 2 3.70%, due 4/1/27		4,335,000	4,533,482

	Transportation 0.1%
	XPO Logistics, Inc. 6.50%, due 6/15/22 (c)		1,015,000	1,054,331

	Trucking & Leasing 0.1%
	Aviation Capital Group Corp. 2.875%, due 1/20/22 (c)		2,580,000	2,587,067
	Total Corporate Bonds (Cost $673,005,114)			692,185,674

	Foreign Bonds 0.1%
	Banks 0.1%
	Barclays Bank PLC Series Reg S 10.00%, due 5/21/21 (United Kingdom)	GBP	1,186,000	2,014,908
	Total Foreign Bonds (Cost $1,951,687)			2,014,908

	Foreign Government Bonds 0.2%
	Sovereign 0.2%
	Portugal Government International Bond 5.125%, due 10/15/24 (Portugal)(c)		$4,000,000	4,097,200
	Total Foreign Government Bonds (Cost $4,099,871)			4,097,200

	Loan Assignments 6.2% (e)
	Advertising 0.2%
	Global Payments, Inc. 2017 1st Lien Term Loan 3.234%, due 4/22/23		1,336,650	1,340,735
	Outfront Media Capital LLC 2017 Term Loan B 3.478%, due 3/18/24		2,200,000	2,210,542
				3,551,277
	Beverage, Food & Tobacco 0.3%
	U.S. Foods, Inc. 2016 Term Loan B 3.99%, due 6/27/23		5,261,850	5,299,441

	Broadcasting & Entertainment 0.2%
	Virgin Media Bristol LLC Term Loan I 3.976%, due 1/31/25		3,650,000	3,665,969

	Building Materials 0.4%
	Builders FirstSource, Inc. 2017 Term Loan B 4.296%, due 2/29/24		1,790,955	1,793,940
	Forterra Finance LLC 2017 Term Loan B 4.234%, due 10/25/23		2,927,875	2,805,270
	Quikrete Holdings, Inc. 2016 1st Lien Term Loan 3.984%, due 11/15/23		2,482,525	2,486,318
				7,085,528
	Chemicals, Plastics & Rubber 0.1%
	Axalta Coating Systems U.S. Holdings, Inc. Term Loan 3.296%, due 6/1/24		2,500,000	2,509,090

	Commercial Services 0.2%
	U.S. Security Associates Holdings, Inc. 2016 Term Loan 6.296%, due 7/14/23		3,970,000	3,974,962

	Containers, Packaging & Glass 1.0%
	Berry Plastics Group, Inc. Term Loan I 3.73%, due 10/1/22		6,695,555	6,716,478
	BWAY Holding Co. 2017 Term Loan B 4.474%, due 4/3/24		2,835,000	2,843,270
	Reynolds Group Holdings, Inc. 2017 Term Loan 4.234%, due 2/5/23		868,448	871,765
	Signode Industrial Group U.S., Inc. Term Loan B 4.012%, due 5/4/21		6,801,471	6,843,980
				17,275,493
	Diversified/Conglomerate Manufacturing 0.2%
	Allied Universal Holdco LLC 2015 Term Loan 5.046%, due 7/28/22		2,543,563	2,544,624

	Ecological 0.2%
	Advanced Disposal Services, Inc. Term Loan B3 3.944%, due 11/10/23		3,497,542	3,521,042

	Electrical Components & Equipment 0.1%
	Electro Rent Corp. 1st Lien Term Loan 6.234%, due 1/19/24		2,099,450	2,113,229

	Electronics 0.1%
	Tempo Acquisition LLC Term Loan 4.227%, due 5/1/24		2,450,000	2,465,822

	Environmental Controls 0.2%
	GFL Environmental, Inc. Term Loan B 4.046%, due 9/29/23 (Canada)		3,473,750	3,483,737

	Finance 0.2%
	First Data Corp. 2017 Term Loan 3.727%, due 4/26/24		2,698,987	2,710,795

	Health Care - Products 0.2%
	Sterigenics-Nordion Holdings LLC 2017 Term Loan B 4.234%, due 5/15/22		3,042,375	3,040,473

	Healthcare, Education & Childcare 0.7%
	ExamWorks Group, Inc. 2017 Term Loan 4.484%, due 7/27/23		3,632,596	3,653,029
	inVentiv Health, Inc. 2016 Term Loan B 4.952%, due 11/9/23		4,457,600	4,462,374
	Ortho-Clinical Diagnostics, Inc. Term Loan B 5.046%, due 6/30/21		2,274,650	2,275,228
	U.S. Renal Care, Inc. 2015 2nd Lien Term Loan 9.296%, due 12/31/23		1,700,000	1,649,000
				12,039,631
	Hotels, Motels, Inns & Gaming 0.2%
	Scientific Games International, Inc.
	2017 Term Loan B4 TBD, due 8/14/24		1,830,000	1,820,850
	2017 Term Loan B3 5.233%, due 10/1/21		1,899,481	1,904,569
				3,725,419
	Household Products & Wares 0.5%
	KIK Custom Products, Inc. 2015 Term Loan B 5.793%, due 8/26/22 (Canada)		7,110,294	7,170,731
	Prestige Brands, Inc. Term Loan B4 3.984%, due 1/26/24		2,109,853	2,118,755
				9,289,486
	Insurance 0.2%
	MPH Acquisition Holdings LLC 2016 Term Loan B 4.296%, due 6/7/23		4,046,037	4,057,840

	Leisure, Amusement, Motion Pictures, Entertainment 0.2%
	Regal Cinemas Corp. 2017 Term Loan 3.234%, due 4/1/22		3,541,125	3,546,660

	Radio and TV Broadcasting 0.1%
	Nielsen Finance LLC Term Loan B4 3.224%, due 10/4/23		887,775	888,481

	Telecommunications 0.6%
	Level 3 Financing, Inc. 2017 Term Loan B 3.479%, due 2/22/24		10,000,000	10,037,500

	Transportation 0.1%
	XPO Logistics, Inc. 2017 Term Loan B 3.554%, due 11/1/21		1,575,000	1,580,467
	Total Loan Assignments (Cost $107,878,950)			108,406,966

	Mortgage-Backed Securities 0.6%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.1%
	Bayview Commercial Asset Trust Series 2006-4A, Class A1 1.446%, due 12/25/36 (b)(c)		137,837	129,747
	Citigroup Commercial Mortgage Trust Series 2008-C7, Class A4 6.395%, due 12/10/49 (f)		115,583	115,499
	Four Times Square Trust Series 2006-4TS, Class A 5.401%, due 12/13/28 (c)		847,260	932,876
				1,178,122
	Residential Mortgages (Collateralized Mortgage Obligations) 0.5%
	Japan Finance Organization for Municipalities Series Reg S 1.375%, due 2/5/18 (Japan)		8,780,000	8,756,206
	Mortgage Equity Conversion Asset Trust Series 2007-FF2, Class A 1.53%, due 2/25/42 (b)(c)(d)(g)		457,084	389,642
				9,145,848
	Total Mortgage-Backed Securities (Cost $10,306,228)			10,323,970

	U.S. Government & Federal Agencies 2.9%
	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 0.0% ‡
	6.50%, due 2/1/27		32	36
	6.50%, due 5/1/29		25,324	28,053
	6.50%, due 6/1/29		6,469	7,167
	6.50%, due 7/1/29		29,745	33,012
	6.50%, due 8/1/29		8,454	9,365
	6.50%, due 9/1/29		660	736
	6.50%, due 6/1/32		2,706	3,063
	6.50%, due 1/1/37		2,162	2,437
	7.00%, due 9/1/26		4,664	5,113
	7.00%, due 7/1/32		10,346	11,834
	7.50%, due 5/1/32		4,596	4,911
				105,727
	Federal National Mortgage Association (Mortgage Pass-Through Securities) 0.0% ‡
	4.50%, due 7/1/20		889	910
	4.50%, due 3/1/21		1,894	1,937
	6.00%, due 4/1/19		279	314
	7.00%, due 10/1/37		552	637
	7.00%, due 11/1/37		15,919	18,084
				21,882
	Government National Mortgage Association ((Mortgage Pass-Through Securities) 0.0% ‡
	5.00%, due 12/15/37		2,500	2,754
	5.50%, due 9/15/35		6,632	7,389
	6.50%, due 4/15/29		13	15
	6.50%, due 8/15/29		9	10
	6.50%, due 10/15/31		2,363	2,766
	7.00%, due 12/15/25		3,287	3,318
	7.00%, due 11/15/27		8,818	9,611
	7.00%, due 12/15/27		38,329	41,945
	7.00%, due 6/15/28		3,771	3,859
	7.50%, due 6/15/26		299	327
	7.50%, due 10/15/30		16,019	16,652
	8.00%, due 10/15/26		3,547	3,861
	8.50%, due 11/15/26		18,249	18,505
				111,012
	United States Treasury Bonds 0.7%
	3.00%, due 2/15/47		5,510,000	5,615,897
	3.75%, due 11/15/43		5,715,000	6,652,169
				12,268,066
¤	United States Treasury Notes 2.2%
	1.25%, due 10/31/21		5,395,000	5,284,359
	1.25%, due 7/31/23		25,125,000	24,065,027
	2.00%, due 8/15/25		8,900,000	8,767,888
				38,117,274
	Total U.S. Government & Federal Agencies (Cost $50,962,838)			50,623,961
	Total Long-Term Bonds (Cost $851,786,758)			870,617,440

		Shares
	Common Stocks 43.5%
	Aerospace & Defense 0.8%
	BAE Systems PLC (United Kingdom)	1,201,830	9,537,956
	Lockheed Martin Corp.	17,859	5,217,150
			14,755,106
	Agriculture 2.9%
	Altria Group, Inc.	174,911	11,363,968
	British American Tobacco PLC (United Kingdom)	166,680	10,365,819
	British American Tobacco PLC, Sponsored ADR (United Kingdom)	79,336	4,960,057
	Imperial Brands PLC (United Kingdom)	305,392	12,571,552
¤	Philip Morris International, Inc.	98,603	11,507,956
			50,769,352
	Auto Manufacturers 0.5%
	Daimler A.G., Registered Shares (Germany)	117,635	8,256,510

	Auto Parts & Equipment 0.4%
	Cie Generale des Etablissements Michelin, (France)	53,320	7,217,799

	Banks 1.7%
	Commonwealth Bank of Australia (Australia)	95,184	6,375,805
	Royal Bank of Canada (Canada)	77,230	5,761,510
	Svenska Handelsbanken A.B., Class A (Sweden)	367,663	5,473,642
	Wells Fargo & Co.	97,745	5,272,365
	Westpac Banking Corp. (Australia)	258,264	6,574,369
			29,457,691
	Beverages 0.9%
	Coca-Cola Co.	98,050	4,494,612
	Diageo PLC (United Kingdom)	190,000	6,138,049
	PepsiCo., Inc.	44,110	5,143,667
			15,776,328
	Chemicals 1.3%
	Agrium, Inc. (Canada)	46,445	4,649,144
	BASF S.E. (Germany)	90,180	8,603,395
	Dow Chemical Co.	159,061	10,218,079
			23,470,618
	Commercial Services 0.3%
	Automatic Data Processing, Inc.	51,920	6,173,807

	Cosmetics & Personal Care 0.8%
	Procter & Gamble Co.	66,345	6,025,453
	Unilever PLC (United Kingdom)	150,510	8,581,763
			14,607,216
	Diversified Financial Services 0.8%
	BlackRock, Inc.	12,975	5,534,227
	CME Group, Inc.	34,241	4,198,631
	Singapore Exchange, Ltd. (Singapore)	758,886	4,239,211
			13,972,069
	Electric 5.6%
	Ameren Corp.	177,605	9,963,641
	American Electric Power Co., Inc.	60,563	4,272,114
	Dominion Energy, Inc.	98,285	7,585,636
	Duke Energy Corp.	152,483	12,979,353
	Entergy Corp.	111,838	8,580,211
¤	PPL Corp.	356,690	13,671,928
	Red Electrica Corp. S.A. (Spain)	294,505	6,317,269
	Southern Co.	118,795	5,693,844
	SSE PLC (United Kingdom)	334,765	6,090,893
	Terna Rete Elettrica Nazionale S.p.A. (Italy)	2,159,470	12,337,097
	WEC Energy Group, Inc.	174,324	10,977,182
			98,469,168
	Electrical Components & Equipment 0.3%
	Emerson Electric Co.	97,470	5,810,187

	Engineering & Construction 0.4%
	Vinci S.A., (France)	70,935	6,360,106

	Entertainment 0.3%
	Regal Entertainment Group, Class A	261,800	4,979,436

	Environmental Controls 0.2%
	Waste Management, Inc.	58,825	4,420,699

	Food 0.9%
	Nestle S.A., Registered (Switzerland)	105,302	8,897,227
	Orkla ASA (Norway)	698,070	7,191,243
			16,088,470
	Gas 1.4%
	Gas Natural SDG S.A. (Spain)	243,380	5,701,763
	National Grid PLC (United Kingdom)	879,413	10,869,671
	Snam S.p.A. (Italy)	1,809,356	8,559,098
			25,130,532
	Health Care - Services 0.3%
	Sonic Healthcare, Ltd., (Australia)	266,170	4,746,343

	Household Products & Wares 0.4%
	Kimberly-Clark Corp.	58,815	7,243,655

	Insurance 2.4%
	Allianz S.E., Registered (Germany)	46,407	9,888,593
	Arthur J. Gallagher & Co.	82,190	4,831,950
	AXA S.A. (France)	293,850	8,682,579
¤	Muenchener Rueckversicherungs-Gesellschaft A.G., Registered (Germany)	61,420	13,196,687
	SCOR S.E. (France)	146,466	6,175,161
			42,774,970
	Media 0.5%
	ION Media Networks, Inc. (d)(g)(h)(i)	12	8,143
	Sky PLC (United Kingdom)	637,139	8,112,191
			8,120,334
	Miscellaneous - Manufacturing 0.7%
	Eaton Corp. PLC	86,235	6,747,889
	Siemens A.G., Registered (Germany)	42,119	5,721,491
			12,469,380
	Oil & Gas 2.8%
	Exxon Mobil Corp.	104,940	8,399,398
	Occidental Petroleum Corp.	133,230	8,250,934
	Royal Dutch Shell PLC, Class A, Sponsored ADR (Netherlands)	219,857	12,428,516
	Statoil ASA (Norway)	446,380	8,368,010
	TOTAL S.A. (France)	239,143	12,161,872
			49,608,730
	Pharmaceuticals 4.2%
	AbbVie, Inc.	124,255	8,686,667
	AstraZeneca PLC, Sponsored ADR (United Kingdom)	302,190	9,120,094
	GlaxoSmithKline PLC (United Kingdom)	497,420	9,939,606
	Johnson & Johnson	42,655	5,661,171
	Merck & Co., Inc.	94,859	6,059,593
	Novartis A.G., Registered (Switzerland)	100,531	8,566,890
	Pfizer, Inc.	298,536	9,899,454
	Roche Holding A.G. (Switzerland)	32,858	8,321,965
	Sanofi (France)	70,645	6,750,580
			73,006,020
	Pipelines 0.5%
	Enterprise Products Partners, L.P.	298,267	8,112,862

	Real Estate Investment Trusts 2.2%
	Iron Mountain, Inc.	222,050	8,089,281
	Public Storage	22,517	4,628,820
	Unibail-Rodamco S.E. (France)	45,905	11,485,257
¤	Welltower, Inc.	189,710	13,922,817
			38,126,175
	Retail 0.5%
	McDonald's Corp.	51,808	8,037,493

	Savings & Loans 0.3%
	People's United Financial, Inc.	277,105	4,832,711

	Semiconductors 1.5%
	Intel Corp.	131,548	4,666,008
	QUALCOMM, Inc.	185,128	9,846,958
	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Taiwan)	170,999	6,149,124
	Texas Instruments, Inc.	81,084	6,598,616
			27,260,706
	Software 0.3%
	Microsoft Corp.	61,573	4,476,357

	Telecommunications 6.5%
¤	AT&T, Inc.	326,639	12,738,921
¤	BCE, Inc. (Canada)	324,146	15,214,778
	CenturyLink, Inc.	171,286	3,985,825
	Cisco Systems, Inc.	249,400	7,843,630
	Deutsche Telekom A.G., Registered (Germany)	563,885	10,309,959
	Rogers Communications, Inc., Class B (Canada)	201,220	10,463,279
	Singapore Telecommunications, Ltd. (Singapore)	1,730,115	5,068,484
	Swisscom A.G., Registered (Switzerland)	19,313	9,441,290
	Telstra Corp., Ltd. (Australia)	1,402,240	4,599,347
	TELUS Corp. (Canada)	151,446	5,469,912
¤	Verizon Communications, Inc.	278,046	13,457,426
¤	Vodafone Group PLC (United Kingdom)	5,058,233	14,815,914
			113,408,765
	Transportation 0.9%
	Deutsche Post A.G., Registered (Germany)	220,259	8,552,360
	United Parcel Service, Inc., Class B	69,209	7,633,061
			16,185,421
	Total Common Stocks (Cost $689,425,666)		764,125,016

	Principal Amount
Short-Term Investment 5.9%
Repurchase Agreement 5.9%
Fixed Income Clearing Corp. 0.12%, dated 7/31/17 due 8/1/17 Proceeds at Maturity $102,708,171 (Collateralized by a Federal Home Loan Mortgage Corp. securities with rates between 1.25% and 1.375% and maturity dates between 8/15/19 and 10/2/19, with a Principal Amount of $104,820,000 and a Market Value of $104,770,835)	$102,707,829	102,707,829
Total Short-Term Investment (Cost $102,707,829)		102,707,829
Total Investments (Cost $1,643,920,253) (j)	99.0%	1,737,450,285
Other Assets, Less Liabilities	1.0	17,335,323
Net Assets	100.0%	$1,754,785,608

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest holdings or issuers held, as of July 31, 2017, excluding short-term investment. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	Step coupon - Rate shown was the rate in effect as of July 31, 2017.
(b)	Floating rate - Rate shown was the rate in effect as of July 31, 2017.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of July 31, 2017, the total market value of these securities was $598,093, which represented less than one-tenth of a percent of the Fund's net assets.
(e)	Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown was the weighted average interest rate of all contracts within the floating rate loan facility as of July 31, 2017.
(f)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of July 31, 2017.
(g)	Illiquid security - As of July 31, 2017, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $397,785, which represented less than one-tenth of a percent of the Fund's net assets.
(h)	Restricted security.
(i)	Non-income producing security.
(j)	As of July 31, 2017, cost was $1,643,880,779 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$119,756,325
Gross unrealized depreciation	(26,186,819)
Net unrealized appreciation	$93,569,506

Foreign Currency Buy Contracts	Expiration Date	Counterparty	Contract Amount Purchased		Contract Amount Sold	Unrealized Appreciation (Depreciation)

Canadian Dollar vs. U.S. Dollar	8/1/17	JPMorgan Chase Bank	CAD	23,160,000	$18,516,150	$60,149
Euro vs. U.S. Dollar	8/1/17	JPMorgan Chase Bank	EUR	97,965,000	113,904,494	2,066,512
Euro vs. U.S. Dollar	11/1/17	JPMorgan Chase Bank		1,120,000	1,321,869	10,437
Pound Sterling vs. U.S. Dollar	8/1/17	JPMorgan Chase Bank	GBP	38,973,000	50,853,036	567,959

Foreign Currency Sales Contracts			Contract Amount Sold		Contract Amount Purchased

Canadian Dollar vs. U.S. Dollar	8/1/17	JPMorgan Chase Bank	CAD	23,160,000	17,156,191	(1,420,107)
Canadian Dollar vs. U.S. Dollar	11/1/17	JPMorgan Chase Bank		23,109,000	18,494,598	(61,929)
Euro vs. U.S. Dollar	8/1/17	JPMorgan Chase Bank	EUR	97,965,000	105,491,106	(10,479,900)
Euro vs. U.S. Dollar	11/1/17	JPMorgan Chase Bank		90,810,000	106,202,295	(1,821,501)
Pound Sterling vs. U.S. Dollar	8/1/17	JPMorgan Chase Bank	GBP	38,973,000	49,968,034	(1,452,960)
Pound Sterling vs. U.S. Dollar	11/1/17	JPMorgan Chase Bank		38,762,000	50,733,644	(562,791)
Net unrealized appreciation (depreciation) on foreign currency forward contracts						$(13,094,131)

As of July 31, 2017, the Fund held the following futures contracts1:

Type	Number of Contracts Long (Short)	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)[2]
2-Year United States Treasury Note	(338)	September 2017	$(73,124,188)	$20,395
5-Year United States Treasury Note	1,086	September 2017	128,309,204	125,710
10-Year United States Treasury Note	(173)	September 2017	(21,779,078)	(49,434)
Euro Stoxx 50	1,965	September 2017	80,183,004	(2,669,882)
Nikkei 225	595	September 2017	53,768,311	(555,127)
Standard & Poor's 500 Index Mini	1,480	September 2017	182,632,000	2,412,918
United States Treasury Bond	436	September 2017	66,694,375	131,836
			$416,683,628	$(583,584)

1.	As of July 31, 2017, cash in the amount of $16,394,103 was on deposit with a broker for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2017.

The following abbreviations are used in the preceding pages:

ADR	—American Depositary Receipt
CAD	—Canadian Dollar
EUR	—Euro
GBP	—British Pound Sterling
TBD	—To Be Determined

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$2,964,761	$—	$2,964,761
Corporate Bonds	—	692,185,674	—	692,185,674
Foreign Bonds	—	2,014,908	—	2,014,908
Foreign Government Bonds	—	4,097,200	—	4,097,200
Loan Assignments (b)	—	99,913,986	8,492,980	108,406,966
Mortgage-Backed Securities (c)	—	9,934,328	389,642	10,323,970
U.S. Government & Federal Agencies	—	50,623,961	—	50,623,961
Total Long-Term Bonds	—	861,734,818	8,882,622	870,617,440
Common Stocks (d)	764,116,873	—	8,143	764,125,016
Short-Term Investment
Repurchase Agreement	—	102,707,829	—	102,707,829
Total Investments in Securities	764,116,873	964,442,647	8,890,765	1,737,450,285
Other Financial Instruments
Foreign Currency Forward Contracts (e)	—	2,705,057	—	2,705,057
Futures Contracts (e)	2,690,859	—	—	2,690,859
Total Other Financial Instruments	2,690,859	2,705,057	—	5,395,916
Total Investments in Securities and Other Financial Instruments	$766,807,732	$967,147,704	$8,890,765	$1,742,846,201

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Foreign Currency Forward Contracts (e)	$—	$(15,799,188)	$—	$(15,799,188)
Futures Contracts (e)	(3,274,443)	—	—	(3,274,443)
Total Other Financial Instruments	$(3,274,443)	$(15,799,188)	$—	$(19,073,631)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 securities valued at $ 6,843,980 and $ 1,649,000 are held in Containers, Packaging & Glass and Healthcare, Education & Childcare within the Loan Assignments section of the Portfolio of Investments respectively.

(c)	The Level 3 security valued at $389,642 is held in Residential Mortgage (Collateralized Mortgage Obligation) within the Mortgage-Backed Securities section of the Portfolio of Investments.

(d)	The Level 3 security valued at $8,143 is held in Media within the Common Stocks section of the Portfolio of Investments.

(e)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

As of July 31, 2017, a loan assignment with a market value of $7,418,383 transferred from Level 2 to Level 3. The transfer occurred as a result of utilizing significant unobservable inputs. As of October 31, 2016, the fair value obtained for this loan assignment, from an independent pricing service, utilized significant observable inputs.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2016	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales (a)	Transfers in to Level 3	Transfers out of Level 3	Balance as of July 31, 2017	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2017
Long-Term Bonds
Loan Assignments
Containers, Packaging & Glass	$-	$2,500	$1,250	$71,357	$-	$(649,510)	$7,418,383	$-	$6,843,980	$71,357
Healthcare, Education & Childcare	1,623,500	3,182	-	22,318	-	-	-	-	1,649,000	22,318
Mortgage-Backed Securities
Residential Mortgages (Collateralized Mortgage Obligations)	422,378	-	-	7,095	-	(39,831)	-	-	389,642	7,095
Common Stocks
Media	6,425	-	-	1,718	-	-	-	-	8,143	1,718
Total	$2,052,303	$5,682	$1,250	$102,488	$-	$(689,341)	$7,418,383	$-	$8,890,765	$102,488

(a) Sales include principal reductions.

MainStay International Equity Fund

Portfolio of Investments July 31, 2017 (Unaudited)

		Shares	Value
	Common Stocks 96.9% †
	Australia 2.0%
	Corporate Travel Management, Ltd. (Hotels, Restaurants & Leisure)	188,212	$3,362,219
	Gateway Lifestyle (Real Estate Management & Development)	1,694,883	2,623,679
			5,985,898
	Belgium 3.9%
	Ontex Group N.V. (Personal Products)	188,865	6,481,540
	UCB S.A. (Pharmaceuticals)	70,426	5,132,277
			11,613,817
	Brazil 4.7%
¤	Cielo S.A. (IT Services)	945,840	7,916,502
	Qualicorp S.A. (Health Care Providers & Services)	594,200	6,250,023
			14,166,525
	Canada 2.2%
	Constellation Software, Inc. (Software)	12,500	6,734,008

	China 5.3%
	51job, Inc. ADR (Professional Services) (a)	47,256	2,327,830
	Baidu, Inc. Sponsored ADR (Internet Software & Services) (a)	24,202	5,478,123
	China Biologic Products Holdings, Inc. (Biotechnology) (a)	47,714	4,747,543
	NetEase, Inc. ADR (Internet Software & Services)	11,282	3,511,861
			16,065,357
	Denmark 1.3%
	Novo Nordisk A/S Class B (Pharmaceuticals)	89,207	3,806,979

	Germany 11.4%
¤	Fresenius Medical Care A.G. & Co. KGaA (Health Care Providers & Services)	136,228	12,867,475
	Scout24 A.G. (Internet Software & Services) (b)	81,009	3,087,931
¤	United Internet A.G. Registered (Internet Software & Services)	186,617	11,375,031
	Wirecard A.G. (IT Services)	92,152	7,057,004
			34,387,441
	India 4.9%
	Housing Development Finance Corp., Ltd. (Thrifts & Mortgage Finance)	203,411	5,667,811
	Lupin, Ltd. (Pharmaceuticals)	212,276	3,411,571
	Yes Bank, Ltd. (Banks)	204,590	5,778,479
			14,857,861
	Ireland 2.2%
	Experian PLC (Professional Services)	150,276	2,987,993
	Paddy Power Betfair PLC (Hotels, Restaurants & Leisure)	35,425	3,549,474
			6,537,467
	Israel 1.8%
	Check Point Software Technologies, Ltd. (Software) (a)	50,556	5,347,814

	Italy 1.3%
	Banca IFIS S.p.A. (Diversified Financial Services)	6,989	328,461
	De'Longhi S.p.A. (Household Durables)	108,637	3,572,634
			3,901,095
	Japan 10.8%
	CyberAgent, Inc. (Media)	228,800	7,087,414
	Relo Group, Inc. (Real Estate Management & Development)	382,200	7,672,081
¤	Start Today Co., Ltd. (Internet & Direct Marketing Retail)	322,896	9,123,507
¤	Tsuruha Holdings, Inc. (Food & Staples Retailing)	81,788	8,590,912
			32,473,914
	Jordan 2.2%
	Hikma Pharmaceuticals PLC (Pharmaceuticals)	360,075	6,708,174

	Mexico 0.6%
	Banregio Grupo Financiero S.A.B. de C.V. (Banks)	257,313	1,686,464

	Netherlands 2.8%
	GrandVision N.V. (Specialty Retail) (b)	179,032	5,061,083
	IMCD Group N.V. (Trading Companies & Distributors)	59,352	3,325,801
			8,386,884
	South Africa 0.2%
	Mediclinic International PLC (Health Care Providers & Services)	75,285	735,050

	Spain 2.5%
	Almirall S.A. (Pharmaceuticals)	168,150	1,628,279
	Grifols S.A. (Biotechnology)	207,224	5,827,383
			7,455,662
	Sweden 4.0%
¤	Hexagon AB Class B (Electronic Equipment, Instruments & Components)	243,535	12,035,283

	Switzerland 6.3%
	DKSH Holding A.G. (Professional Services)	34,040	2,680,745
¤	TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	167,485	13,464,119
	Tecan Group A.G. Registered (Life Sciences Tools & Services)	15,588	2,908,191
			19,053,055
	Taiwan 1.7%
	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Semiconductors & Semiconductor Equipment)	140,039	5,035,802

	Thailand 1.7%
	Kasikornbank PCL (Banks)	854,344	5,083,471

	United Kingdom 12.1%
	Big Yellow Group PLC (Equity Real Estate Investment Trusts (REITs))	202,713	2,072,812
	BTG PLC (Pharmaceuticals) (a)	283,532	2,465,268
	HomeServe PLC (Commercial Services & Supplies)	289,180	2,766,196
¤	Johnson Matthey PLC (Chemicals)	210,694	7,811,512
¤	Prudential PLC (Insurance)	520,801	12,698,441
	Sage Group PLC (Software)	408,304	3,630,949
	Telit Communications PLC (Communications Equipment)	409,881	1,475,024
	Whitbread PLC (Hotels, Restaurants & Leisure)	66,673	3,385,024
			36,305,226
	United States 11.0%
	Accenture PLC Class A (IT Services)	50,236	6,471,402
	ICON PLC (Life Sciences Tools & Services) (a)	59,547	6,249,458
¤	LivaNova PLC (Health Care Equipment & Supplies) (a)	129,475	7,890,206
	Samsonite International S.A. (Textiles, Apparel & Luxury Goods)	1,517,400	6,362,325
	Shire PLC (Biotechnology)	108,275	6,087,183
			33,060,574
	Total Common Stocks (Cost $243,084,536)		291,423,821

	Principal Amount
Short-Term Investments 0.3%
Repurchase Agreement 0.3%
United States 0.3%
Fixed Income Clearing Corp. 0.12%, dated 7/31/17 due 8/1/17 Proceeds at Maturity $714,961 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 1.625% and a maturity date of 10/25/19, with a Principal Amount of $730,000 and a Market Value of $733,513) (Capital Markets)	$714,959	714,959
Total Short-Term Investments (Cost $714,959)		714,959
Total Investments (Cost $243,799,495) (c)	97.2%	292,138,780
Other Assets, Less Liabilities	2.8	8,565,990
Net Assets	100.0%	$300,704,770

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest holdings, as of July 31, 2017, excluding short-term investment. May be subject to change daily.
(a)	Non-income producing security.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	As of July 31, 2017, cost was $245,721,570 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$56,900,061
Gross unrealized depreciation	(10,482,851)
Net unrealized appreciation	$46,417,210

The following abbreviation is used in the preceding pages:
ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$291,423,821	$—	$—	$291,423,821
Short-Term Investments
Repurchase Agreement	—	714,959	—	714,959
Total Investments in Securities	$291,423,821	$714,959	$—	$292,138,780

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2017, the Fund did not have any transfers among levels.

As of July 31, 2017, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Large Cap Growth Fund

Portfolio of Investments July 31, 2017 (Unaudited)

		Shares	Value
	Common Stocks 99.5% †
	Aerospace & Defense 3.5%
	General Dynamics Corp.	745,250	$146,314,933
	Northrop Grumman Corp.	441,100	116,066,643
	Raytheon Co.	963,600	165,517,572
			427,899,148
	Air Freight & Logistics 0.9%
	FedEx Corp.	521,150	108,414,835

	Airlines 2.2%
	Delta Air Lines, Inc.	2,352,600	116,124,336
	Southwest Airlines Co.	2,640,400	146,568,604
			262,692,940
	Automobiles 0.6%
	Ferrari N.V.	690,600	72,644,214

	Banks 1.2%
	JPMorgan Chase & Co.	1,558,000	143,024,400

	Biotechnology 3.5%
	Biogen, Inc. (a)	449,900	130,286,541
¤	Celgene Corp. (a)	2,196,220	297,390,150
			427,676,691
	Capital Markets 2.4%
	Intercontinental Exchange, Inc.	2,327,600	155,274,196
	Moody's Corp.	987,350	129,964,881
			285,239,077
	Chemicals 2.3%
	Ecolab, Inc.	888,450	116,982,212
	Sherwin-Williams Co.	483,075	162,926,705
			279,908,917
	Equity Real Estate Investment Trusts (REITs) 1.8%
	American Tower Corp.	1,576,750	214,958,328

	Health Care Equipment & Supplies 4.7%
	Becton Dickinson & Co.	725,850	146,186,190
	Boston Scientific Corp. (a)	7,355,900	195,814,058
	DexCom, Inc. (a)	994,800	66,263,628
	Edwards Lifesciences Corp. (a)	1,373,100	158,153,658
			566,417,534
	Health Care Providers & Services 3.2%
¤	UnitedHealth Group, Inc.	2,008,450	385,240,794

	Hotels, Restaurants & Leisure 2.3%
	Hilton Worldwide Holdings, Inc.	2,471,450	154,539,769
	Starbucks Corp.	2,209,700	119,279,606
			273,819,375
	Industrial Conglomerates 1.8%
	Honeywell International, Inc.	1,601,750	218,030,210

	Internet & Direct Marketing Retail 10.2%
¤	Amazon.com, Inc. (a)	581,940	574,828,693
	Ctrip.com International, Ltd., ADR (a)	2,408,900	143,883,597
	Expedia, Inc.	941,700	147,347,799
	Netflix, Inc. (a)	688,300	125,036,578
	Priceline Group, Inc. (a)	119,490	242,385,465
			1,233,482,132
	Internet Software & Services 12.7%
¤	Alibaba Group Holding, Ltd., Sponsored ADR (a)	1,852,050	286,975,148
¤	Alphabet, Inc.(a)
	Class A	315,310	298,125,605
	Class C	345,031	321,051,345
	CoStar Group, Inc. (a)	480,810	132,487,196
¤	Facebook, Inc. Class A (a)	2,915,750	493,490,687
			1,532,129,981
	IT Services 9.8%
	Fidelity National Information Services, Inc.	1,470,350	134,125,327
	Fiserv, Inc. (a)	1,048,000	134,668,000
	Mastercard, Inc. Class A	1,955,250	249,880,950
	PayPal Holdings, Inc. (a)	2,664,150	155,985,982
¤	Visa, Inc. Class A	5,080,650	505,829,514
			1,180,489,773
	Life Sciences Tools & Services 3.1%
	Illumina, Inc. (a)	763,300	132,699,705
	Thermo Fisher Scientific, Inc.	1,416,550	248,647,022
			381,346,727
	Machinery 1.0%
	Fortive Corp.	1,914,600	123,951,204

	Media 2.6%
	Altice U.S.A., Inc. Class A (a)	1,000,000	33,440,000
	Charter Communications, Inc. Class A (a)	280,000	109,734,800
	Comcast Corp. Class A	4,298,500	173,874,325
			317,049,125
	Oil, Gas & Consumable Fuels 1.2%
	Diamondback Energy, Inc. (a)	1,522,350	145,962,918

	Pharmaceuticals 2.7%
	Eli Lilly & Co.	1,414,100	116,889,506
	Zoetis, Inc.	3,322,400	207,716,448
			324,605,954
	Road & Rail 1.1%
	Union Pacific Corp.	1,351,500	139,150,440

	Semiconductors & Semiconductor Equipment 4.8%
	ASML Holding N.V. Registered	894,700	134,500,251
	Broadcom, Ltd.	819,700	202,187,202
	NVIDIA Corp.	791,500	128,626,665
	Skyworks Solutions, Inc.	1,082,450	113,516,531
			578,830,649
	Software 12.2%
	Adobe Systems, Inc. (a)	894,700	131,064,603
	Electronic Arts, Inc. (a)	1,063,650	124,170,501
	Intuit, Inc.	1,057,450	145,092,714
¤	Microsoft Corp.	5,906,500	429,402,550
¤	salesforce.com, Inc. (a)	3,879,250	352,235,900
	ServiceNow, Inc. (a)	1,545,450	170,694,952
	Splunk, Inc. (a)	2,139,850	128,412,399
			1,481,073,619
	Specialty Retail 1.6%
	Home Depot, Inc.	1,276,400	190,949,440

	Technology Hardware, Storage & Peripherals 4.2%
¤	Apple, Inc.	3,418,485	508,431,274

	Textiles, Apparel & Luxury Goods 1.9%
	NIKE, Inc., Class B	3,966,900	234,245,445

	Total Common Stocks (Cost $7,104,322,188)		12,037,665,144

		Principal Amount
	Short-Term Investment 0.8%
	Repurchase Agreement 0.8%
	Fixed Income Clearing Corp. 0.12%, dated 7/31/17 due 8/1/17 Proceeds at Maturity $96,650,441 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate 1.625% and maturity date of 10/25/19, with a Principal Amount of $98,115,000 and a Market Value of $98,587,129)	$96,650,119	96,650,119
	Total Short-Term Investment (Cost $96,650,119)		96,650,119
	Total Investments (Cost $7,200,972,307) (b)	100.3%	12,134,315,263
	Other Assets, Less Liabilities	(0.3)	(38,964,015)
	Net Assets	100.0%	$12,095,351,248

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest holdings, as of July 31, 2017, excluding short-term investment. May be subject to change daily.
(a)	Non-income producing security.
(b)	As of July 31, 2017, cost was $7,242,859,717 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$4,950,908,018
Gross unrealized depreciation	(59,452,472)
Net unrealized appreciation	$4,891,455,546

The following abbreviation is used in the preceding pages:
ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$12,037,665,144	$—	$—	$12,037,665,144
Short-Term Investment
Repurchase Agreement	—	96,650,119	—	96,650,119
Total Investments in Securities	$12,037,665,144	$96,650,119	$—	$12,134,315,263

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2017, the Fund did not have any transfers among levels.

As of July 31, 2017, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay MAP Equity Fund

Portfolio of Investments July 31, 2017 (Unaudited)

		Shares	Value
	Common Stocks 98.6% †
	Aerospace & Defense 6.2%
¤	Boeing Co.	142,844	$34,633,956
	Hexcel Corp.	136,359	6,977,490
	Northrop Grumman Corp.	26,113	6,871,114
	Orbital ATK, Inc.	22,400	2,288,832
	Raytheon Co.	112,227	19,277,232
	Rockwell Collins, Inc.	40,754	4,341,523
	United Technologies Corp.	49,970	5,924,943
			80,315,090
	Banks 6.0%
¤	Bank of America Corp.	1,195,577	28,837,317
	Bank of The Ozarks, Inc.	150,399	6,489,717
	Citigroup, Inc.	101,505	6,948,017
	Citizens Financial Group, Inc.	214,014	7,507,611
	JPMorgan Chase & Co.	117,902	10,823,404
	U.S. Bancorp	132,312	6,983,428
	Wells Fargo & Co.	202,465	10,920,962
			78,510,456
	Beverages 2.2%
	Coca-Cola Co.	102,616	4,703,917
¤	PepsiCo., Inc.	208,883	24,357,847
			29,061,764
	Biotechnology 2.2%
	AbbVie, Inc.	262,250	18,333,898
	Celgene Corp. (a)	79,300	10,738,013
			29,071,911
	Building Products 0.7%
	Johnson Controls International PLC	236,993	9,230,877

	Capital Markets 4.2%
	Ameriprise Financial, Inc.	58,473	8,471,568
	Bank of New York Mellon Corp.	77,200	4,093,916
	BlackRock, Inc.	10,940	4,666,238
	Goldman Sachs Group, Inc.	30,359	6,840,794
	Morgan Stanley	346,590	16,255,071
	State Street Corp.	160,545	14,967,610
			55,295,197
	Chemicals 2.3%
¤	E.I. du Pont de Nemours & Co.	282,843	23,252,523
	Ecolab, Inc.	40,214	5,294,978
	Monsanto Co.	13,060	1,525,669
			30,073,170
	Communications Equipment 0.6%
	F5 Networks, Inc. (a)	62,515	7,548,686

	Construction & Engineering 0.7%
	Jacobs Engineering Group, Inc.	160,622	8,467,992

	Construction Materials 0.5%
	Martin Marietta Materials, Inc.	27,349	6,192,634

	Consumer Finance 2.1%
	American Express Co.	210,451	17,936,739
	Discover Financial Services	161,155	9,820,786
			27,757,525
	Distributors 0.3%
	Genuine Parts Co.	48,380	4,108,914

	Diversified Financial Services 0.4%
	Berkshire Hathaway, Inc., Class B (a)	30,689	5,369,654

	Diversified Telecommunication Services 0.6%
	AT&T, Inc.	114,480	4,464,720
	Verizon Communications, Inc.	55,806	2,701,011
			7,165,731
	Electric Utilities 0.3%
	PPL Corp.	108,163	4,145,888

	Electrical Equipment 1.1%
	AMETEK, Inc.	120,104	7,396,004
	Rockwell Automation, Inc.	41,700	6,881,751
			14,277,755
	Electronic Equipment, Instruments & Components 1.6%
	Coherent, Inc. (a)	21,728	5,757,920
	TE Connectivity, Ltd.	75,224	6,047,257
	Universal Display Corp.	76,500	9,225,900
			21,031,077
	Energy Equipment & Services 0.4%
	Schlumberger, Ltd.	72,245	4,956,007

	Equity Real Estate Investment Trusts (REITs) 1.3%
	HCP, Inc.	198,141	6,271,163
	UDR, Inc.	254,300	9,940,587
	Weyerhaeuser Co.	33,200	1,096,264
			17,308,014
	Food & Staples Retailing 2.2%
	CVS Health Corp.	203,093	16,233,223
	Walgreens Boots Alliance, Inc.	150,355	12,129,138
			28,362,361
	Food Products 0.2%
	Mondelez International, Inc., Class A	70,100	3,085,802

	Health Care Equipment & Supplies 2.6%
	Abbott Laboratories	75,077	3,692,287
	Baxter International, Inc.	29,100	1,759,968
	Danaher Corp.	73,495	5,989,108
	DENTSPLY SIRONA, Inc.	96,838	6,006,861
	Medtronic PLC	196,990	16,541,250
			33,989,474
	Health Care Providers & Services 3.8%
¤	Aetna, Inc.	179,736	27,735,062
	McKesson Corp.	54,852	8,878,893
	UnitedHealth Group, Inc.	67,640	12,974,029
			49,587,984
	Hotels, Restaurants & Leisure 0.8%
	Carrols Restaurant Group, Inc. (a)	6,550	79,910
	Marriott International, Inc. Class A	50,200	5,230,338
	McDonald's Corp.	28,451	4,413,888
			9,724,136
	Household Durables 0.3%
	NVR, Inc. (a)	1,464	3,821,684

	Household Products 0.9%
	Procter & Gamble Co.	131,849	11,974,526

	Industrial Conglomerates 1.3%
	General Electric Co.	343,459	8,795,985
	Honeywell International, Inc.	61,700	8,398,604
			17,194,589
	Insurance 5.1%
	American International Group, Inc.	281,909	18,450,944
	Chubb, Ltd.	80,371	11,771,137
	MetLife, Inc.	241,990	13,309,450
	Travelers Cos., Inc.	114,174	14,624,548
	W.R. Berkley Corp.	64,083	4,419,804
	Willis Towers Watson PLC	25,038	3,727,657
			66,303,540
	Internet & Direct Marketing Retail 0.9%
	Liberty Expedia Holdings, Inc. Class A (a)	15,530	885,986
	Liberty Interactive Corp. QVC Group Class A (a)	347,234	8,312,782
	Liberty TripAdvisor Holdings, Inc. Class A (a)	45,715	537,151
	Liberty Ventures Series A (a)	30,420	1,842,844
			11,578,763
	Internet Software & Services 4.2%
	Alibaba Group Holding, Ltd., Sponsored ADR (a)	10,200	1,580,490
¤	Alphabet, Inc. (a)
	Class A	12,270	11,601,285
	Class C	32,524	30,263,582
	eBay, Inc. (a)	171,656	6,133,269
	VeriSign, Inc. (a)	48,619	4,918,784
			54,497,410
	IT Services 5.3%
	Automatic Data Processing, Inc.	79,243	9,422,785
	Fidelity National Information Services, Inc.	52,078	4,750,555
	First Data Corp. Class A (a)	321,406	5,997,436
	International Business Machines Corp.	48,264	6,982,353
	PayPal Holdings, Inc. (a)	291,981	17,095,487
	Sabre Corp.	377,868	8,362,219
	Visa, Inc. Class A	168,878	16,813,494
			69,424,329
	Machinery 1.0%
	Caterpillar, Inc.	32,250	3,674,888
	Ingersoll-Rand PLC	99,072	8,706,447
			12,381,335
	Media 10.9%
	Comcast Corp. Class A	524,097	21,199,724
	Liberty Broadband Corp. (a)
	Class A	19,379	1,916,971
	Class C	118,496	11,752,433
	Liberty Global PLC LiLAC Class A (a)	77,949	2,004,848
	Liberty Media Corp-Liberty Formula One (a)
	Class A	30,724	1,036,935
	Class C	136,526	4,801,619
¤	Liberty SiriusXM Group (a)
	Class A	202,347	9,334,267
	Class C	554,406	25,502,676
	Lions Gate Entertainment Corp. Class B (a)	55,206	1,518,717
	Live Nation Entertainment, Inc. (a)	108,471	4,042,714
	Madison Square Garden Co. Class A (a)	51,075	11,222,199
	MSG Networks, Inc. Class A (a)	167,209	3,578,273
	Time Warner, Inc.	200,691	20,554,772
	Twenty-First Century Fox, Inc. Class A	404,800	11,779,680
	Walt Disney Co.	114,802	12,620,184
			142,866,012
	Multi-Utilities 0.5%
	Vectren Corp.	97,223	5,844,075

	Multiline Retail 0.5%
	Dollar General Corp.	93,756	7,046,701

	Oil, Gas & Consumable Fuels 4.3%
	Anadarko Petroleum Corp.	140,691	6,425,358
	Apache Corp.	57,608	2,850,444
	ConocoPhillips	97,606	4,428,384
	Devon Energy Corp.	22,400	746,144
	Enbridge, Inc.	188,282	7,806,172
	EOG Resources, Inc.	36,123	3,436,742
	Hess Corp.	57,435	2,558,155
	Marathon Petroleum Corp.	233,195	13,056,588
	Occidental Petroleum Corp.	95,297	5,901,743
	Phillips 66	64,343	5,388,726
	Williams Cos., Inc.	93,500	2,971,430
			55,569,886
	Pharmaceuticals 3.0%
¤	Allergan PLC	79,603	20,086,225
	Johnson & Johnson	61,200	8,122,464
	Merck & Co., Inc.	91,840	5,866,739
	Pfizer, Inc.	131,744	4,368,631
	Teva Pharmaceutical Industries, Ltd. Sponsored ADR	27,249	876,601
			39,320,660
	Road & Rail 1.7%
	CSX Corp.	151,208	7,460,603
	Union Pacific Corp.	147,385	15,174,759
			22,635,362
	Semiconductors & Semiconductor Equipment 1.6%
	Applied Materials, Inc.	244,136	10,817,666
	Cypress Semiconductor Corp.	332,115	4,716,033
	Intel Corp.	92,551	3,282,784
	Texas Instruments, Inc.	24,490	1,992,996
			20,809,479
	Software 4.6%
¤	Microsoft Corp.	617,136	44,865,787
	Oracle Corp.	211,130	10,541,721
	PTC, Inc. (a)	80,737	4,455,875
			59,863,383
	Specialty Retail 2.9%
	Advance Auto Parts, Inc.	34,899	3,909,037
	Home Depot, Inc.	111,136	16,625,945
	Lowe's Cos., Inc.	152,752	11,823,005
	TJX Cos., Inc.	79,119	5,562,857
			37,920,844
	Technology Hardware, Storage & Peripherals 6.0%
¤	Apple, Inc.	499,001	74,216,419
	Seagate Technology PLC	136,975	4,514,696
			78,731,115
	Tobacco 0.3%
	Philip Morris International, Inc.	35,660	4,161,879
	Total Common Stocks (Cost $854,894,968)		1,286,583,671

	Convertible Preferred Stocks 0.1%
	Pharmaceuticals 0.1%
¤	Allergan PLC 5.50% Series A	2,020	1,805,900
	Total Convertible Preferred Stocks (Cost $1,586,506)		1,805,900

		Principal Amount
	Short-Term Investment 0.6%
	Repurchase Agreement 0.6%
	Fixed Income Clearing Corp. 0.12%, dated 7/31/17 due 8/1/17 Proceeds at Maturity $8,089,970 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate 1.625% and a maturity date 10/25/19, with a Principal Amount of $8,220,000 and a Market Value of $8,259,555)	$8,089,943	8,089,943
	Total Short-Term Investment (Cost $8,089,943)		8,089,943
	Total Investments (Cost $864,571,417) (b)	99.3%	1,296,479,514
	Other Assets, Less Liabilities	0.7	8,890,376
	Net Assets	100.0%	$1,305,369,890

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest holdings, as of July 31, 2017, excluding short-term investment. May be subject to change daily.
(a)	Non-income producing security.
(b)	As of July 31, 2017, cost was $878,298,374 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$460,959,811
Gross unrealized depreciation	(42,778,671)
Net unrealized appreciation	$418,181,140

The following abbreviation is used in the preceding pages:
ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$1,286,583,671	$—	$—	$1,286,583,671
Convertible Preferred Stocks	1,805,900	—	—	1,805,900
Short-Term Investment
Repurchase Agreement	—	8,089,943	—	8,089,943
Total Investments in Securities	$1,288,389,571	$8,089,943	$—	$1,296,479,514

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2017, the Fund did not have any transfers among levels.

As of July 31, 2017, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Money Market Fund

Portfolio of Investments July 31, 2017 (Unaudited)

	Principal	Amortized
	Amount	Cost
Short-Term Investments 100.9%†
Certificates of Deposit 2.7%
Chase Bank USA NA 1.522%, due 10/6/17 (a)	$4,000,000	$4,000,000
Royal Bank of Canada 1.488%, due 12/20/17 (a)	5,000,000	5,000,000
		9,000,000
Financial Company Commercial Paper 14.3%
American Express Credit Corp. 1.418%, due 8/21/17 (b)	5,000,000	4,996,528
Bank of Nova Scotia 1.445%, due 4/11/18 (c)	4,000,000	4,000,000
Canadian Imperial Bank of Commerce 1.758%, due 1/19/18 (c)	5,000,000	5,000,000
Commonwealth Bank of Australia 1.456%, due 4/16/18 (c)	4,000,000	4,000,000
JPMorgan Securities LLC 1.19%, due 8/15/17 (b)	2,500,000	2,498,785
Massachusetts Mutual Life Insurance Co.
1.121%, due 8/8/17 (b)(c)	2,500,000	2,499,441
1.134%, due 8/18/17 (b)(c)	3,000,000	2,998,371
National Rural Utilities Cooperative Finance Corp.
1.15%, due 8/7/17 (b)	3,000,000	2,999,430
1.169%, due 8/22/17 (b)	5,000,000	4,996,646
Nationwide Life Insurance Co.
1.142%, due 8/1/17 (b)(c)	5,000,000	5,000,000
1.156%, due 8/30/17 (b)(c)	2,500,000	2,497,704
1.173%, due 8/25/17 (b)(c)	2,500,000	2,498,100
Ontario Teachers' Finance Trust 1.174%, due 8/2/17 (b)(c)	4,000,000	3,999,854
		47,984,859
Other Commercial Paper 49.3%
3M Co.
1.07%, due 8/7/17 (b)(c)	5,000,000	4,999,108
1.085%, due 8/22/17 (b)(c)	3,000,000	2,998,075
American Honda Finance Corp. 1.129%, due 9/12/17 (b)	3,000,000	2,996,045
Apple, Inc.
1.071%, due 8/8/17 (b)(c)	3,000,000	2,999,358
1.074%, due 8/10/17 (b)(c)	3,000,000	2,999,182
Bristol-Myers Squibb Co. 1.081%, due 8/17/17 (b)(c)	5,000,000	4,997,511
Brown-Forman Corp. 1.361%, due 8/16/17 (b)(c)	2,500,000	2,498,729
Canadian National Railway Co.
1.146%, due 8/4/17 (b)(c)	5,000,000	4,999,521
1.188%, due 9/11/17 (b)(c)	2,500,000	2,496,555
Caterpillar Financial Services Corp. 1.296%, due 8/4/17 (b)	3,000,000	2,999,685
Chevron Corp. 1.102%, due 8/29/17 (b)(c)	5,000,000	4,995,722
Cisco Systems, Inc. 1.095%, due 9/6/17 (b)(c)	1,000,000	998,840
Cummins, Inc. 1.16%, due 8/15/17 (b)(c)	4,000,000	3,998,211
Eli Lilly & Co.
1.064%, due 8/2/17 (b)(c)	5,000,000	4,999,850
1.072%, due 8/9/17 (b)(c)	5,000,000	4,998,778
Emerson Electric Co.
1.105%, due 8/11/17 (b)(c)	5,000,000	4,998,486
1.109%, due 8/14/17 (b)(c)	3,000,000	2,998,798
Florida Power & Light Co. 1.436%, due 9/8/17 (b)	5,000,000	4,993,403
General Electric Co. 1.054%, due 8/7/17 (b)	3,000,000	2,999,480
Henkel of America, Inc.
1.191%, due 9/15/17 (b)(c)	2,300,000	2,296,493
1.193%, due 9/19/17 (b)(c)	2,500,000	2,495,849
1.226%, due 10/25/17 (b)(c)	5,000,000	4,984,771
Hershey Co.
1.102%, due 8/9/17 (b)(c)	3,000,000	2,999,240
1.136%, due 8/23/17 (b)(c)	2,500,000	2,498,289
Intel Corp. 1.087%, due 8/25/17 (b)(c)	5,000,000	4,996,333
John Deere Capital Corp.
1.101%, due 8/8/17 (b)(c)	3,000,000	2,999,329
1.112%, due 8/18/17 (b)(c)	3,500,000	3,498,132
1.146%, due 8/28/17 (b)(c)	3,000,000	2,997,458
Kimberly-Clark Corp. TBD, due 9/5/17 (b)(c)	3,000,000	2,996,704
L'Oreal USA, Inc.
1.062%, due 8/1/17 (b)(c)	4,000,000	4,000,000
1.064%, due 8/2/17 (b)(c)	4,000,000	3,999,876
Microsoft Corp.
1.11%, due 8/15/17 (b)(c)	3,000,000	2,998,752
1.119%, due 8/28/17 (b)(c)	5,000,000	4,995,950
Nestle Finance International Ltd. 1.144%, due 8/2/17 (b)	3,000,000	2,999,907
Novartis Finance Corp. 1.074%, due 8/10/17 (b)(c)	4,000,000	3,998,880
PepsiCo, Inc. 1.111%, due 8/16/17 (b)(c)	1,978,000	1,977,093
Pfizer, Inc. 1.103%, due 9/18/17 (b)(c)	2,000,000	1,996,800
Procter & Gamble Co.
1.081%, due 8/16/17 (b)(c)	3,000,000	2,998,638
1.082%, due 8/18/17 (b)(c)	3,000,000	2,998,442
Province of British Columbia
1.075%, due 8/11/17 (b)	5,000,000	4,998,528
1.142%, due 10/23/17 (b)	5,000,000	4,986,167
Roche Holdings, Inc. 1.085%, due 8/23/17 (b)(c)	5,000,000	4,996,669
Toyota Motor Credit Corp. 1.104%, due 8/21/17 (b)	3,000,000	2,998,167
Washington Gas Light Co.
1.102%, due 8/9/17 (b)	2,000,000	1,999,493
1.109%, due 8/14/17 (b)	4,000,000	3,998,324
1.111%, due 8/16/17 (b)	4,000,000	3,998,050
		164,667,671
Treasury Debt 7.5%
United States Treasury Bills
0.95%, due 8/3/17	5,000,000	4,999,763
0.99%, due 8/17/17	5,000,000	4,997,978
0.99%, due 8/24/17	5,000,000	4,996,818
United States Treasury Notes
0.625%, due 6/30/18	5,000,000	4,974,130
0.75%, due 4/30/18	5,000,000	4,986,708
0.75%, due 7/31/18	5,000,000	4,973,391
0.875%, due 1/31/18	5,000,000	5,000,000
0.875%, due 3/31/18	5,000,000	4,994,587
0.875%, due 5/31/18	5,000,000	4,987,908
		44,911,283
Treasury Repurchase Agreements 21.1%
Bank of America N.A. 1.04%, dated 7/31/17 due 8/1/17 Proceeds at Maturity $15,000,433 (Collateralized by a United States Treasury Note with a rate of 1.875% and a maturity date of 7/31/22, with a Principal Amount of $15,269,000 and a Market Value of $15,300,015)	15,000,000	15,000,000
Bank of Montreal 1.01%, dated 7/31/17 due 8/1/17 Proceeds at Maturity $15,000,421 (Collateralized by United States Treasury securities with rates between 0.00% and 3.875% and maturity dates between 1/11/18 and 2/28/22, with a Principal Amount of $15,056,600 and a Market Value of $15,300,096)	15,000,000	15,000,000
RBC Capital Markets 1.02%, dated 7/31/17 due 8/1/17 Proceeds at Maturity $15,000,425 (Collateralized by United States Treasury securities with rates between 0.25% and 3.125% and a maturity date of 1/15/25 and 8/15/44, with a Principal Amount of $14,604,800 and a Market Value of $15,300,094)	15,000,000	15,000,000
TD Securities (U.S.A.) LLC 1.01%, dated 7/31/17 due 8/1/17 Proceeds at Maturity $25,464,714 (Collateralized by United States Treasury securities with rates between1.875% and 2.75% and a maturity dates between 12/31/17 and 10/31/22, with a Principal Amount of $25,820,400 and a Market Value of $25,973,289)	25,464,000	25,464,000
		70,464,000
Total Short-Term Investments (Amortized Cost $337,027,812) (d)	100.9%	337,027,812
Other Assets, Less Liabilities	(0.9)	(2,861,164)
Net Assets	100.0%	$334,166,648

†	Percentages indicated are based on Fund net assets.
(a)	Floating rate - Rate shown was the rate in effect as of July 31, 2017.
(b)	Interest rate shown represents yield to maturity.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	The amortized cost also represents the aggregate cost for federal income tax purposes.

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Short-Term Investments
Certificates of Deposit	$—	$9,000,000	$—	$9,000,000
Financial Company Commercial Paper	—	47,984,859	—	47,984,859
Other Commercial Paper	—	164,667,670	—	164,667,670
Treasury Debt	—	44,911,283	—	44,911,283
Treasury Repurchase Agreements	—	70,464,000	—	70,464,000
Total Investments in Securities	$—	$337,027,812	$—	$337,027,812

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2017, the Fund did not have any transfers among levels.

As of July 31, 2017, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Tax Free Bond Fund

Portfolio of Investments July 31, 2017 (Unaudited)

		Principal Amount	Value
	Municipal Bonds 99.2% †
	Alabama 0.6%
	City of Birmingham AL, Unlimited General Obligation Series A 5.00%, due 3/1/43	$4,150,000	$4,672,485
	Houston County Health Care Authority, Southeast Alabama Medical, Revenue Bonds
	5.00%, due 10/1/25	1,000,000	1,155,230
	5.00%, due 10/1/30	3,700,000	4,121,171
	University of South Alabama, Revenue Bonds
	Insured: AGM 4.00%, due 11/1/35	2,000,000	2,121,400
	Insured: AGM 5.00%, due 11/1/29	1,110,000	1,318,347
	Insured: AGM 5.00%, due 11/1/30	2,000,000	2,365,820
			15,754,453
	Alaska 0.1%
	Alaska Industrial Development & Export Authority, FairBanks Community Hospital, Revenue Bonds 5.00%, due 4/1/32	3,550,000	3,897,900

	Arizona 0.0% ‡
	Arizona Health Facilities Authority, Phoenix Children's Hospital, Revenue Bonds Series A 5.00%, due 2/1/42	1,000,000	1,066,670

	Arkansas 1.9%
	City of Fort Smith AR, Water & Sewer, Revenue Bonds
	Insured: BAM 5.00%, due 10/1/27	1,945,000	2,360,160
	Insured: BAM 5.00%, due 10/1/28	1,535,000	1,846,528
	Insured: BAM 5.00%, due 10/1/29	1,075,000	1,283,464
	Insured: BAM 5.00%, due 10/1/31	2,335,000	2,759,082
	County of Pulaski AR, Arkansas Children's Hospital, Revenue Bonds
	5.00%, due 3/1/34	2,000,000	2,329,760
	5.00%, due 3/1/35	1,550,000	1,801,534
	Pulaski County Special School District, Limited General Obligation 4.00%, due 2/1/48	15,500,000	15,972,595
	Springdale Public Facilities Board, Arkansas Children's Northwest, Revenue Bonds 5.00%, due 3/1/34	2,890,000	3,371,532
	Springdale School District No. 50, Limited General Obligation
	4.00%, due 6/1/36	2,500,000	2,619,075
	4.00%, due 6/1/40	11,000,000	11,473,550
	University of Arkansas, UALR Campus, Revenue Bonds
	5.00%, due 10/1/29	1,315,000	1,583,089
	5.00%, due 10/1/30	1,110,000	1,326,750
	5.00%, due 10/1/31	1,205,000	1,434,613
			50,161,732
	California 14.4%
	Anaheim City School District, Election 2010, Unlimited General Obligation Insured: AGM 6.25%, due 8/1/40	4,700,000	5,648,037
	Anaheim Public Financing Authority, Public Improvements Project, Revenue Bonds
	Series C, Insured: AGM (zero coupon), due 9/1/31	11,990,000	7,134,769
	Series A-1, Insured: NATL-RE 4.75%, due 9/1/33	15,675,000	15,722,652
	Antelope Valley Community College District, Election 2016, Unlimited General Obligation Series A 4.50%, due 8/1/38	15,000,000	16,723,200
	California Educational Facilities Authority, Loma Linda University, Revenue Bonds Series A 5.00%, due 4/1/42	390,000	446,733
	California Educational Facilities Authority, San Francisco University, Revenue Bonds 6.13%, due 10/1/30	1,525,000	1,813,073
	California Health Facilities Financing Authority, Dignity Health, Revenue Bonds Series A 6.00%, due 7/1/34	3,000,000	3,288,540
	California Health Facilities Financing Authority, Providence St. Joseph Health, Revenue Bonds Series A 4.00%, due 10/1/35	1,230,000	1,298,585
	California Health Facilities Financing Authority, Sutter Health, Revenue Bonds
	Series A 5.00%, due 11/15/34	5,000,000	5,796,450
	Series A 5.00%, due 11/15/41	5,000,000	5,744,650
	California Municipal Finance Authority, Community Medical Centers, Revenue Bonds Series A 5.00%, due 2/1/47	7,250,000	8,141,025
	California School Facilities Financing Authority, Azusa Unified School District, Revenue Bonds Insured: AGM (zero coupon), due 8/1/49	15,000,000	3,284,700
	California State Public Works Board, Various Capital Project, Revenue Bonds
	Series G-1 5.75%, due 10/1/30	1,400,000	1,544,382
	Series I-1 6.63%, due 11/1/34	175,000	175,485
	California Statewide Communities Development Authority, Aspire Public Schools, Revenue Bonds 6.38%, due 7/1/45	780,000	840,380
	California Statewide Communities Development Authority, Cottage Health Obligation Group, Revenue Bonds 5.25%, due 11/1/30	1,475,000	1,621,556
	Central Unified School District, Election 2016, Unlimited General Obligation Series A 4.00%, due 8/1/47	3,955,000	4,125,737
	Ceres Unified School District, Election 2008, Unlimited General Obligation Series A (zero coupon), due 8/1/37	4,150,000	1,167,229
	City of Escondido CA, Unlimited General Obligation 5.00%, due 9/1/36	5,000,000	5,828,050
	City of Long Beach CA, Airport System, Revenue Bonds Series A 5.00%, due 6/1/30	5,000,000	5,462,050
	City of Tulare CA, Sewer, Revenue Bonds Insured: AGM 4.00%, due 11/15/41	5,500,000	5,779,015
	Coachella Valley Unified School District, Election 2005, Unlimited General Obligation Series F, Insured: BAM 5.00%, due 8/1/46	12,385,000	14,310,248
	Coast Community College District, Election 2012, Unlimited General Obligation Series D 4.50%, due 8/1/39	24,500,000	27,847,435
	Colton Joint Unified School District, Unlimited General Obligation
	Series B, Insured: BAM 4.00%, due 8/1/30	3,495,000	3,828,318
	Series B, Insured: BAM 4.00%, due 8/1/31	2,500,000	2,721,625
	Series B, Insured: BAM 4.00%, due 8/1/33	1,500,000	1,614,480
	Etiwanda School District, Election 2016, Unlimited General Obligation Series A 5.00%, due 8/1/46	9,755,000	11,476,465
	Firebaugh-Las Deltas Unified School District, Election 2016, Unlimited General Obligation Series A, Insured: AGM 5.25%, due 8/1/41	3,000,000	3,632,850
	Fontana Public Finance Authority, Revenue Bonds Series A, Insured: BAM 5.00%, due 9/1/32	2,640,000	3,033,624
	Fontana Unified School District, CABS, Unlimited General Obligation
	Series C (zero coupon), due 8/1/35	14,800,000	6,481,068
	Series C (zero coupon), due 8/1/36	15,500,000	6,305,245
	Fresno Unified School District, Election 2001, Unlimited General Obligation
	Series G (zero coupon), due 8/1/32	6,000,000	2,665,500
	Series G (zero coupon), due 8/1/33	10,000,000	4,124,200
	Series G (zero coupon), due 8/1/41	23,485,000	5,503,240
	Fresno Unified School District, Unlimited General Obligation Series B 4.00%, due 8/1/46	6,900,000	7,248,726
	Golden State Tobacco Securitization Corp., Asset-Backed, Revenue Bonds Series A, Insured: AGM 5.00%, due 6/1/40	5,410,000	6,215,116
	Lennox School District, Election 2016, Unlimited General Obligation Insured: AGM 5.25%, due 8/1/42	5,000,000	5,999,450
	Live Oak Elementary School District, Certificates of Participation Insured: AGM 5.00%, due 8/1/39	3,205,000	3,714,146
	Montebello Unified School District, Election 2016, Unlimited General Obligation
	Series A 4.00%, due 8/1/46	8,575,000	9,008,380
	Series A 5.00%, due 8/1/41	3,000,000	3,486,870
	Oakland Unified School District, Alameda County, Unlimited General Obligation
	Insured: AGM 5.00%, due 8/1/27	1,160,000	1,416,894
	Insured: AGM 5.00%, due 8/1/28	1,755,000	2,120,584
	Insured: AGM 5.00%, due 8/1/29	2,535,000	3,040,733
	Oceanside Unified School District, Unrefunded-CABS-Election 2008, Unlimited General Obligation Series B, Insured: AGM (zero coupon), due 8/1/49	560,000	71,613
	Paramount Unified School District, Election 2006-CABS, Unlimited General Obligation Insured: BAM (zero coupon), due 8/1/43	25,000,000	5,703,000
	Pittsburg Unified School District, Unlimited General Obligation
	4.00%, due 8/1/40	10,000,000	10,553,200
	4.00%, due 8/1/44	11,000,000	11,564,740
	Pomona Unified School District, Election 2008, Unlimited General Obligation Series E, Insured: AGM 5.00%, due 8/1/30	3,285,000	3,735,932
	Riverside County Redevelopment Successor Agency, Jurupa Valley Project, Tax Allocation
	Series B, Insured: BAM 5.00%, due 10/1/28	2,510,000	2,975,429
	Series B, Insured: BAM 5.00%, due 10/1/29	875,000	1,029,473
	Series B, Insured: BAM 5.00%, due 10/1/30	2,645,000	3,091,793
	Riverside County Transportation Commission, Limited Tax, Revenue Bonds Series A 5.25%, due 6/1/30	3,000,000	3,565,590
	San Bernardino City Unified School District, Election 2012, Unlimited General Obligation Series A, Insured: AGM 5.00%, due 8/1/30	1,000,000	1,166,730
	San Diego Public Facilities Financing Authority, Capital Improvement Projects, Revenue Bonds Series A 5.00%, due 10/15/44	3,000,000	3,436,950
	San Lorenzo Unified School District, Election 2008, Unlimited General Obligation Series B 6.00%, due 8/1/41	4,535,000	5,283,638
	San Marcos School Financing Authority, Revenue Bonds
	Insured: AGM 5.00%, due 8/15/33	500,000	589,685
	Insured: AGM 5.00%, due 8/15/34	1,000,000	1,178,420
	Insured: AGM 5.00%, due 8/15/35	1,000,000	1,175,560
	Insured: AGM 5.00%, due 8/15/36	1,100,000	1,289,992
	Insured: AGM 5.25%, due 8/15/40	2,000,000	2,405,820
	Santa Ana Unified School District, Election 2008, Unlimited General Obligation Series B, Insured: AGC (zero coupon), due 8/1/47	50,000,000	14,035,500
	Santa Clara County Financing Authority, Revenue Bonds Series Q 4.00%, due 5/15/33	5,000,000	5,375,400
	Santa Clara Valley Transportation Authority, Revenue Bonds Series A 5.00%, due 4/1/35	3,900,000	4,556,994
	Simi Valley Unified School District, Election 2016, Unlimited General Obligation
	Series A 5.00%, due 8/1/38	1,000,000	1,192,170
	Series A 5.00%, due 8/1/39	1,000,000	1,190,250
	Series A 5.00%, due 8/1/40	1,195,000	1,421,202
	Solano County Conmunity College District, Election 2012, Unlimited General Obligation Series C 5.25%, due 8/1/42	5,000,000	6,133,000
	Southern California Public Power Authority, Apex Power Project, Revenue Bonds Series A 5.00%, due 7/1/33	4,500,000	5,277,465
	Southwestern Community College District, Election 2008, Unlimited General Obligation Series C (zero coupon), due 8/1/46	13,000,000	4,017,000
	State of California, Kindergarten, Unlimited General Obligation Series B1 0.48%, due 5/1/34 (a)	2,745,000	2,745,000
	State of California, Unlimited General Obligation
	Series A-3 0.47%, due 5/1/33 (a)	20,500,000	20,500,000
	4.00%, due 9/1/34	2,000,000	2,163,740
	6.00%, due 11/1/35	2,500,000	2,772,825
	6.25%, due 11/1/34	4,000,000	4,468,200
	Tahoe-Truckee Unified School District, Unlimited General Obligation Series B 5.00%, due 8/1/41	2,200,000	2,560,822
	Temecula Valley Unified School District, Election 2012, Unlimited General Obligation Series B, Insured: AGM 4.00%, due 8/1/45	5,000,000	5,236,800
	Turlock Unified School District, Unlimited General Obligation
	4.00%, due 8/1/44	1,960,000	2,049,748
	4.00%, due 8/1/46	1,030,000	1,076,350
	Twin Rivers Unified School District, Prerefunded-CABS-Election 2006, Unlimited General Obligation Insured: AGM (zero coupon), due 8/1/32	230,000	154,277
	Twin Rivers Unified School District, Unrefunded-CABS-Election 2006, Unlimited General Obligation Insured: AGM (zero coupon), due 8/1/32	5,120,000	3,051,520
	Westminster School District, CABS-Election 2008, Unlimited General Obligation Series B, Insured: BAM (zero coupon), due 8/1/48	13,900,000	2,177,574
			388,354,897
	Colorado 0.6%
	Colorado Health Facilities Authority, Evangelical Lutheran Good Samaritan, Revenue Bonds 5.63%, due 6/1/43	3,280,000	3,531,707
	Colorado High Performance Transportation Enterprise, C-470 Express Lanes, Revenue Bonds 5.00%, due 12/31/56	4,000,000	4,381,640
	Denver Convention Center Hotel Authority, Revenue Bonds
	5.00%, due 12/1/30	1,305,000	1,512,495
	5.00%, due 12/1/31	1,395,000	1,610,165
	5.00%, due 12/1/32	2,500,000	2,872,475
	5.00%, due 12/1/36	1,000,000	1,135,130
	Vista Ridge Metropolitan District, Unlimited General Obligation Series A, Insured: BAM 5.00%, due 12/1/31	1,250,000	1,434,063
			16,477,675
	Connecticut 2.4%
	City of Hartford CT, Prerefunded, Unlimited General Obligation Series A, Insured: AGM 5.00%, due 4/1/32	80,000	93,429
	City of Hartford CT, Unlimited General Obligation
	Series A 5.00%, due 4/1/28	2,500,000	2,004,200
	Series C, Insured: AGM 5.00%, due 7/15/32	7,470,000	8,163,440
	Series C, Insured: AGM 5.00%, due 7/15/34	2,500,000	2,714,100
	City of Hartford CT, Unrefunded, Unlimited General Obligation
	Series A 5.00%, due 4/1/29	895,000	708,527
	Series A, Insured: AGM 5.00%, due 4/1/32	195,000	211,725
	Connecticut State Health & Educational Facility Authority, Quinnipiac University, Revenue Bonds Series L 5.00%, due 7/1/32	10,425,000	12,071,212
	State of Connecticut Special Tax, Transportation Infrastructure, Revenue Bonds
	Series A 5.00%, due 9/1/30	8,000,000	9,229,310
	Series A 5.00%, due 9/1/31	7,460,000	8,596,755
	Series A 5.00%, due 9/1/33	13,000,000	14,804,010
	State of Connecticut, Unlimited General Obligation Series B 5.00%, due 6/15/32	5,000,000	5,590,400
			64,187,108
	District of Columbia 1.1%
	District of Columbia, Friendship Public Charter School, Inc., Revenue Bonds
	5.00%, due 6/1/32	1,125,000	1,196,820
	5.00%, due 6/1/42	5,500,000	5,772,305
	District of Columbia, Gallery Place Project, Tax Allocation 5.00%, due 6/1/27	525,000	589,402
	District of Columbia, KIPP Charter School, Revenue Bonds
	6.00%, due 7/1/43	1,000,000	1,160,920
	6.00%, due 7/1/48	1,575,000	1,823,818
	Metropolitan Washington Airports Authority Dulles Toll Road, Metrorail, Revenue Bonds Series B (zero coupon), due 10/1/44	7,140,000	8,371,222
	Metropolitan Washington Airports Authority Dulles Toll Road, Revenue Bonds Series C, Insured: AGC 6.50%, due 10/1/41	8,000,000	10,396,960
			29,311,447
	Florida 1.4%
	City of Miami Beach FL Parking, Revenue Bonds
	Insured: BAM 5.00%, due 9/1/34	1,000,000	1,143,750
	Insured: BAM 5.00%, due 9/1/35	1,990,000	2,271,446
	Insured: BAM 5.00%, due 9/1/40	2,500,000	2,834,400
	City of Orlando FL, Revenue Bonds Series C, Insured: AGC 5.50%, due 11/1/38	14,000,000	14,298,760
	County of Miami-Dade FL Aviation, Miami International Airport, Revenue Bonds Series A, Insured: AGM 5.25%, due 10/1/41 (b)	10,000,000	10,397,200
	County of Miami-Dade FL Aviation, Revenue Bonds 5.00%, due 10/1/31	750,000	878,917
	County of Miami-Dade FL, Jackson Health System, Revenue Bonds Series A, Insured: BAM 5.00%, due 6/1/33	3,375,000	3,845,509
	Orange County Health Facilities Authority, Presbyterian Retirement Communities, Revenue Bonds 5.00%, due 8/1/31	1,500,000	1,666,905
			37,336,887
	Guam 1.6%
	Antonio B Won Pat International Airport Authority, Revenue Bonds Series C, Insured: AGM 6.13%, due 10/1/43 (b)	5,000,000	5,777,500
	Guam Government Waterworks Authority, Revenue Bonds
	5.00%, due 7/1/36	1,750,000	1,936,095
	5.00%, due 1/1/46	2,500,000	2,731,950
	Guam Power Authority, Revenue Bonds
	Series A, Insured: AGM 5.00%, due 10/1/30	5,610,000	6,293,579
	Series A, Insured: AGM 5.00%, due 10/1/44	655,000	731,059
	Territory of Guam, Revenue Bonds
	Series D 5.00%, due 11/15/35	8,350,000	9,096,573
	Series A 5.13%, due 1/1/42	3,085,000	3,245,821
	Series A 5.25%, due 1/1/36	2,000,000	2,126,440
	Series A 6.50%, due 11/1/40	2,700,000	3,110,859
	Territory of Guam, Section 30, Revenue Bonds
	Series A 5.00%, due 12/1/27	2,265,000	2,623,776
	Series A 5.00%, due 12/1/32	1,250,000	1,394,450
	Series A 5.00%, due 12/1/34	2,290,000	2,523,992
	Series A 5.00%, due 12/1/36	1,000,000	1,101,350
			42,693,444
	Hawaii 0.1%
	State of Hawaii Department of Budget & Finance, Hawaiian Electric Co., Revenue Bonds 6.50%, due 7/1/39	3,000,000	3,229,860

	Illinois 14.7%
	Carol Stream Park District, Unlimited General Obligation Insured: BAM 5.00%, due 1/1/37	3,995,000	4,567,763
	Chicago Board of Education, School Reform, Unlimited General Obligation Series A, Insured: NATL-RE (zero coupon), due 12/1/26	19,995,000	13,022,344
	Chicago Board of Education, Special Tax 6.00%, due 4/1/46	18,760,000	20,369,983
¤	Chicago Board of Education, Unlimited General Obligation
	Series C, Insured: AGM 5.00%, due 12/1/32	16,000,000	16,497,280
	Series A, Insured: AGM 5.50%, due 12/1/39	11,455,000	12,305,190
	Series A 5.50%, due 12/1/39	7,500,000	6,582,825
	Chicago O'Hare International Airport, Prerefunded Third Lien, Revenue Bonds Series A 5.63%, due 1/1/35	1,815,000	2,089,973
	Chicago O'Hare International Airport, Unrefunded Third Lien, Revenue Bonds Series A 5.63%, due 1/1/35	435,000	491,280
	Chicago Park District, Limited General Obligation
	Series A 5.00%, due 1/1/28	1,000,000	1,147,360
	Series A 5.00%, due 1/1/29	750,000	854,543
	Series A 5.00%, due 1/1/31	1,000,000	1,123,630
	Series A 5.00%, due 1/1/35	2,000,000	2,216,240
	Chicago Transit Authority, Second Lien, Revenue Bonds
	5.00%, due 12/1/46	10,000,000	10,898,100
	5.00%, due 12/1/51	6,750,000	7,367,017
	City of Chicago IL, Motor Fuel Tax, Revenue Bonds Insured: AGM 5.00%, due 1/1/33	4,725,000	5,116,324
	City of Chicago IL, Unlimited General Obligation
	Series A, Insured: AGM 5.00%, due 1/1/26	10,000,000	10,574,100
	Series A 6.00%, due 1/1/38	9,000,000	9,672,480
	Series A, Insured: BAM 6.00%, due 1/1/38	6,000,000	7,228,020
¤	City of Chicago IL, Wastewater Transmission, Revenue Bonds
	5.00%, due 1/1/28	1,000,000	1,111,300
	Series B, Insured: AGM 5.00%, due 1/1/30	7,585,000	8,777,438
	5.00%, due 1/1/33	2,000,000	2,174,020
	5.00%, due 1/1/39	8,420,000	9,077,265
	5.00%, due 1/1/44	14,840,000	15,919,313
	Series A 5.00%, due 1/1/47	2,000,000	2,185,960
	Series A, Insured: AGM 5.25%, due 1/1/42	5,265,000	6,014,473
	City of Chicago IL, Wastewater, Revenue Bonds
	5.00%, due 11/1/27	1,000,000	1,125,920
	5.00%, due 11/1/29	1,700,000	1,897,285
	Insured: AGM 5.25%, due 11/1/31	3,800,000	4,596,138
	Insured: AGM 5.25%, due 11/1/33	4,535,000	5,440,503
	Insured: AGM 5.25%, due 11/1/34	1,785,000	2,136,181
	Insured: AGM 5.25%, due 11/1/35	3,025,000	3,611,305
	City of Country Club Hills IL, Unlimited General Obligation Insured: BAM 4.50%, due 12/1/31	455,000	492,856
	Cook County Community College District No. 508, City College of Chicago, Unlimited General Obligation Insured: BAM 5.50%, due 12/1/38	5,000,000	5,634,450
	Cook County Community High School District No. 212 Leyden, Revenue Bonds
	Series C, Insured: BAM 5.00%, due 12/1/30	3,370,000	3,836,543
	Series C, Insured: BAM 5.00%, due 12/1/31	2,610,000	2,965,012
¤	County of Cook IL, Unlimited General Obligation
	Series A, Insured: AGM 5.00%, due 11/15/26	8,350,000	9,694,851
	Series A 5.00%, due 11/15/26	7,100,000	8,243,526
	Series A 5.00%, due 11/15/27	7,080,000	8,063,978
	Series A 5.00%, due 11/15/28	8,895,000	10,023,864
	Illinois Finance Authority, Memorial Health System, Revenue Bonds 0.760%, due 10/1/22 (a)	2,200,000	2,200,000
	Illinois Finance Authority, Rehab Institute of Chicago, Revenue Bonds Series A 6.00%, due 7/1/43	9,600,000	11,082,912
	Illinois Finance Authority, University of Chicago Medical Center, Revenue Bonds
	Series E-1 0.72%, due 8/1/43 (a)	13,100,000	13,100,000
	Series B 0.72%, due 8/1/44 (a)	1,500,000	1,500,000
	Illinois Sports Facilities Authority, Revenue Bonds Insured: AGM 5.25%, due 6/15/31	5,000,000	5,567,300
	Knox & Warren Counties, Community Unit School District No. 205 Galesburg, Unlimited General Obligation
	Series A 4.25%, due 1/1/19	240,000	249,094
	Series A 5.00%, due 1/1/20	205,000	221,177
	Metropolitan Pier & Exposition Authority, McCormick, Revenue Bonds Series A, Insured: NATL-RE (zero coupon), due 6/15/36	53,190,000	23,394,558
	Metropolitan Pier & Exposition Authority, Revenue Bonds Series A, Insured: AGM (zero coupon), due 6/15/30	14,250,000	8,675,400
	Monroe & St. Clair Counties Community School District No. 5, Unlimited General Obligation Insured: BAM 5.00%, due 4/15/31	500,000	577,960
	Public Building Commission of Chicago, Chicago Transit Authority, Revenue Bonds Insured: AMBAC 5.25%, due 3/1/29	580,000	661,913
	Rock Island County Public Building Commission, Revenue Bonds
	Insured: AGM 5.00%, due 12/1/31	500,000	573,625
	Insured: AGM 5.00%, due 12/1/36	2,645,000	2,982,026
	Insured: AGM 5.00%, due 12/1/41	3,360,000	3,759,605
	Southern Illinois University, Housing & Auxiliary Facilities System, Revenue Bonds
	Series B, Insured: BAM 5.00%, due 4/1/26	1,175,000	1,352,883
	Series B, Insured: BAM 5.00%, due 4/1/29	1,620,000	1,826,194
	Series B, Insured: BAM 5.00%, due 4/1/30	1,000,000	1,119,500
	State of Illinois, Revenue Bonds Series C, Insured: BAM 4.00%, due 6/15/30	6,275,000	6,656,081
	State of Illinois, Unlimited General Obligation
	Insured: BAM 4.00%, due 6/1/41	12,750,000	12,623,647
	Insured: AGM 5.00%, due 1/1/19	9,000,000	9,375,750
	5.00%, due 2/1/29	8,000,000	8,658,800
	United City of Yorkville, Special Tax Insured: AGM 5.00%, due 3/1/32	3,790,000	4,315,180
	Village of Bellwood IL, Unlimited General Obligation Insured: AGM 5.00%, due 12/1/29	1,500,000	1,728,135
	Village of Crestwood IL, Alternative Revenue Source, Unlimited General Obligation
	Series B, Insured: BAM 5.00%, due 12/15/29	750,000	845,108
	Series B, Insured: BAM 5.00%, due 12/15/30	850,000	955,103
	Series B, Insured: BAM 5.00%, due 12/15/31	955,000	1,070,001
	Village of Oswego IL, Unlimited General Obligation 5.00%, due 12/15/33	7,670,000	8,788,823
	Village of Rosemont IL, Corporate Purpose Bond, Unlimited General Obligation
	Series A, Insured: AGM 5.00%, due 12/1/40	8,090,000	9,065,816
	Series A, Insured: AGM 5.00%, due 12/1/46	6,500,000	7,234,695
			395,307,919
	Indiana 0.5%
	Elkhart County Hospital Authority, Elkhart General Hospital, Revenue Bonds 0.72%, due 5/1/33 (a)	3,210,000	3,210,000
	Indiana Finance Authority, Educational Facilities-Butler University, Revenue Bonds
	Series B 5.00%, due 2/1/24	2,100,000	2,383,605
	Series A 5.00%, due 2/1/25	2,215,000	2,496,859
	Series B 5.00%, due 2/1/25	2,210,000	2,491,223
	Series B 5.00%, due 2/1/26	2,320,000	2,598,330
	Indianapolis Local Public Improvement Bond Bank, Prerefunded-Waterworks Project, Revenue Bonds Series A, Insured: AGC 5.50%, due 1/1/38	215,000	228,904
	Indianapolis Local Public Improvement Bond Bank, Unrefunded-Waterworks Project, Revenue Bonds Series A, Insured: AGC 5.50%, due 1/1/38	885,000	935,321
			14,344,242
	Iowa 0.1%
	City of Coralville IA, Certificates of Participation
	Series E 4.00%, due 6/1/21	545,000	583,003
	Series E 4.00%, due 6/1/22	1,405,000	1,522,177
	Series E 4.00%, due 6/1/23	1,320,000	1,441,889
			3,547,069
	Kansas 0.9%
	City of Hutchinson KS, Hutchinson Regional Medical Center, Inc., Revenue Bonds
	5.00%, due 12/1/26	565,000	648,965
	5.00%, due 12/1/28	410,000	461,918
	5.00%, due 12/1/30	500,000	555,220
	5.00%, due 12/1/36	1,150,000	1,255,639
	Kansas Development Finance Authority, KU Health System, Revenue Bonds Series J 0.76%, due 3/1/41 (a)	2,100,000	2,100,000
	University of Kansas Hospital Authority, KU Health System, Revenue Bonds
	0.76%, due 9/1/34 (a)	6,100,000	6,100,000
	5.00%, due 9/1/33	2,500,000	2,877,775
	5.00%, due 9/1/34	5,000,000	5,743,900
	5.00%, due 9/1/35	2,800,000	3,210,060
			22,953,477
	Kentucky 0.2%
	City of Ashland KY, King's Daughters Medical Center Project, Revenue Bonds
	Series A 4.00%, due 2/1/21	1,070,000	1,141,294
	Series A 5.00%, due 2/1/23	1,525,000	1,732,278
	Louisville / Jefferson County Metropolitan Government, Norton Healthcare, Revenue Bonds Series B 0.72%, due 10/1/39 (a)	2,300,000	2,300,000
			5,173,572
	Louisiana 0.9%
	City of Shreveport LA, Water & Sewer, Revenue Bonds Series B, Insured: AGM 4.00%, due 12/1/41	3,000,000	3,135,630
	Jefferson Parish Hospital Service District No. 1, West Jefferson Medical Center, Revenue Bonds Series A, Insured: AGM 6.00%, due 1/1/39	3,695,000	4,297,063
	Louisiana Local Government Environmental Facilities & Community Development Authority, McNeese State University Student Parking Co., Revenue Bonds
	Insured: AGM 4.00%, due 3/1/22	335,000	365,358
	Insured: AGM 4.00%, due 3/1/23	350,000	378,998
	Louisiana Offshore Terminal Authority, 1st Stage-Loop LLC, Revenue Bonds Series A 0.72%, due 9/1/17 (a)	7,210,000	7,210,000
	Louisiana Public Facilities Authority, Loyola University, Revenue Bonds 5.25%, due 10/1/30	2,930,000	3,419,251
	Louisiana Public Facilities Authority, Ochsner Clinic Foundation, Revenue Bonds 5.00%, due 5/15/34	2,030,000	2,289,678
	Louisiana Stadium & Exposition District, Revenue Bonds Series A 5.00%, due 7/1/30	1,650,000	1,842,819
			22,938,797
	Maryland 0.1%
	Maryland Health & Higher Educational Facilities Authority, Peninsula Regional Medical Center, Revenue Bonds 5.00%, due 7/1/39	3,600,000	3,980,304

	Massachusetts 1.7%
	Massachusetts Development Finance Agency, Boston University, Revenue Bonds Series U-6C 0.69%, due 10/1/42 (a)	15,000,000	15,000,000
	Massachusetts Development Finance Agency, College Holy Cross, Revenue Bonds Series A 0.69%, due 9/1/37 (a)	6,625,000	6,625,000
	Massachusetts Development Finance Agency, UMass Boston Student Housing Project, Revenue Bonds
	5.00%, due 10/1/30	1,200,000	1,352,088
	5.00%, due 10/1/31	1,200,000	1,346,052
	5.00%, due 10/1/32	1,240,000	1,384,720
	5.00%, due 10/1/33	1,500,000	1,667,610
	5.00%, due 10/1/34	2,170,000	2,405,315
	Massachusetts Development Finance Agency, WGBH Educational Foundation, Revenue Bonds
	4.00%, due 1/1/32	1,645,000	1,776,172
	4.00%, due 1/1/33	1,000,000	1,073,250
	Massachusetts Educational Financing Authority, Revenue Bonds
	Series B 5.700%, due 1/1/31 (b)	1,315,000	1,387,220
	Series I 6.00%, due 1/1/28	1,520,000	1,610,106
	Massachusetts State Development Finance Agency, Prerefunded-Suffolk University, Revenue Bonds
	Series A 6.00%, due 7/1/24	1,285,000	1,406,792
	Series A 6.25%, due 7/1/30	4,090,000	4,496,996
	Massachusetts State Development Finance Agency, Unrefunded-Suffolk University, Revenue Bonds
	Series A 6.00%, due 7/1/24	715,000	777,548
	Series A 6.25%, due 7/1/30	2,310,000	2,518,362
	Metropolitan Boston Transit Parking Corp., Revenue Bonds 5.25%, due 7/1/36	2,000,000	2,265,880
			47,093,111
	Michigan 3.2%
	City of Detroit MI, Sewage Disposal System, Senior Lien, Revenue Bonds
	Series A, Insured: NATL-RE 5.25%, due 7/1/20	2,000,000	2,006,340
	Series A 5.25%, due 7/1/39	14,150,000	15,742,016
	Series C-1, Insured: AGM 7.000%, due 7/1/27	5,000,000	5,534,650
	City of Detroit MI, Water Supply System, Senior Lien, Revenue Bonds
	Series A 5.25%, due 7/1/41	5,000,000	5,434,850
	Series A 5.75%, due 7/1/37	5,550,000	6,200,183
	County of Wayne MI, Capital Improvement, Limited General Obligation Series A, Insured: AGM 5.00%, due 2/1/38	2,500,000	2,535,175
	Detroit City School District, Improvement School Building & Site, Unlimited General Obligation
	Series A, Insured: Q-SBLF 5.00%, due 5/1/26	750,000	837,090
	Series A, Insured: Q-SBLF 5.00%, due 5/1/27	7,500,000	8,322,300
	Series A, Insured: Q-SBLF 5.00%, due 5/1/29	3,620,000	3,982,253
	Series A, Insured: Q-SBLF 5.00%, due 5/1/33	4,535,000	4,934,579
	Lincoln Consolidated School District, Unlimited General Obligation
	Series A, Insured: AGM 5.00%, due 5/1/28	2,030,000	2,428,631
	Series A, Insured: AGM 5.00%, due 5/1/30	1,455,000	1,713,175
	Series A, Insured: AGM 5.00%, due 5/1/40	1,500,000	1,708,860
	Livonia Public School District, Unlimited General Obligation Insured: AGM 5.00%, due 5/1/40	2,115,000	2,392,234
	Michigan Finance Authority, Great Lakes Water, Revenue Bonds Series C-7, Insured: NATL-RE 5.00%, due 7/1/32	2,500,000	2,807,675
	Michigan Finance Authority, Local Government Loan Program, Revenue Bonds
	Series D2, Insured: AGM 5.00%, due 7/1/28	500,000	576,705
	Series D-1 5.00%, due 7/1/33	500,000	568,670
	Series D-1 5.00%, due 7/1/34	500,000	566,790
	Series D1, Insured: AGM 5.00%, due 7/1/35	2,000,000	2,260,800
	Series D6, Insured: NATL-RE 5.00%, due 7/1/36	7,400,000	8,227,690
	Michigan Finance Authority, Senior Lien, Great Lakes Water, Revenue Bonds
	Series C-3, Insured: AGM 5.00%, due 7/1/33	3,000,000	3,405,270
	Series C-1 5.00%, due 7/1/44	2,500,000	2,720,350
	Saginaw City School District, Unlimited General Obligation
	Insured: Q-SBLF 5.00%, due 5/1/29	260,000	303,563
	Insured: Q-SBLF 5.00%, due 5/1/30	350,000	405,601
	Insured: Q-SBLF 5.00%, due 5/1/31	750,000	865,388
	Insured: Q-SBLF 5.00%, due 5/1/34	250,000	282,568
	Insured: Q-SBLF 5.00%, due 5/1/35	350,000	395,024
	Insured: Q-SBLF 5.00%, due 5/1/36	425,000	478,639
			87,637,069
	Mississippi 0.2%
	Mississippi Business Finance Corp., Gulf Power Co., Revenue Bonds 0.85%, due 11/1/42 (a)(b)	5,900,000	5,900,000

	Missouri 1.4%
	City of Kansas MO, Improvement Downtown Arena Project, Revenue Bonds Series E 5.00%, due 4/1/40	10,055,000	11,316,501
	Health & Educational Facilities Authority of the State of Missouri, Kansas City Art Institute, Revenue Bonds 0.780%, due 12/1/35 (a)	1,140,000	1,140,000
	Health & Educational Facilities Authority of the State of Missouri, SSM Health Care, Revenue Bonds Series A 5.00%, due 6/1/30	4,000,000	4,567,560
	Health & Educational Facilities Authority of the State of Missouri, St. Louis University, Revenue Bonds Series B-1 0.760%, due 10/1/35 (a)	14,430,000	14,430,000
	Health & Educational Facilities Authority of the State of Missouri, St. Lukes Health System, Inc., Revenue Bonds 5.00%, due 11/15/30	5,000,000	5,845,750
	Joplin Industrial Development Authority, Freeman Health System, Revenue Bonds 5.00%, due 2/15/35	605,000	665,415
			37,965,226
	Montana 0.3%
	Montana Facilities Finance Authority, Revenue Bonds
	5.00%, due 2/15/30	1,790,000	2,100,261
	5.00%, due 2/15/31	1,500,000	1,747,245
	5.00%, due 2/15/32	775,000	898,558
	5.00%, due 2/15/33	1,320,000	1,524,547
	5.00%, due 2/15/34	1,200,000	1,382,736
			7,653,347
	Nebraska 1.4%
¤	Central Plains Energy, Project No. 3, Revenue Bonds
	5.00%, due 9/1/32	5,190,000	5,675,888
	5.00%, due 9/1/42	13,260,000	14,306,612
	5.25%, due 9/1/37	15,535,000	17,101,860
			37,084,360
	New Hampshire 0.3%
	City of Manchester NH, General Airport, Revenue Bonds Series A, Insured: AGM 5.00%, due 1/1/26	1,800,000	2,004,966
	New Hampshire Health & Education Facilities Authority, Southern University, Revenue Bonds
	5.00%, due 1/1/31	905,000	1,039,818
	5.00%, due 1/1/32	950,000	1,087,712
	5.00%, due 1/1/33	1,000,000	1,140,980
	5.00%, due 1/1/34	1,050,000	1,193,860
	5.00%, due 1/1/35	1,100,000	1,248,962
			7,716,298
	New Jersey 3.5%
	Atlantic County Improvement Authority, Stockton University-Atlantic City, Revenue Bonds
	Series A, Insured: AGM 5.00%, due 7/1/31	2,670,000	3,070,366
	Series A, Insured: AGM 5.00%, due 7/1/32	1,305,000	1,494,108
	Series A, Insured: AGM 5.00%, due 7/1/33	1,395,000	1,590,160
	Series A, Insured: AGM 5.00%, due 7/1/34	1,855,000	2,108,337
	City of Atlantic City NJ, Unlimited General Obligation Series A, Insured: BAM 5.00%, due 3/1/42	1,250,000	1,402,050
	New Brunswick Parking Authority, Revenue Bonds
	Series A, Insured: BAM 5.00%, due 9/1/28	5,880,000	7,088,046
	Series A, Insured: BAM 5.00%, due 9/1/29	2,370,000	2,837,719
	Series A, Insured: BAM 5.00%, due 9/1/30	4,605,000	5,474,102
	Series A, Insured: BAM 5.00%, due 9/1/31	6,780,000	8,025,554
	New Jersey Building Authority, Prerefunded, Revenue Bonds
	Series A, Insured: BAM 5.00%, due 6/15/25	1,335,000	1,650,901
	Series A, Insured: BAM 5.00%, due 6/15/28	1,195,000	1,495,985
	New Jersey Building Authority, Unrefunded, Revenue Bonds
	Series A, Insured: BAM 5.00%, due 6/15/25	2,015,000	2,353,460
	Series A, Insured: BAM 5.00%, due 6/15/28	1,805,000	2,066,508
	New Jersey Economic Development Authority, MSU Student Housing Project, Revenue Bonds 5.38%, due 6/1/25	4,500,000	4,880,790
	New Jersey Economic Development Authority, Revenue Bonds
	5.00%, due 1/1/28 (b)	1,000,000	1,110,380
	5.50%, due 1/1/26 (b)	1,000,000	1,145,540
	New Jersey Educational Facilities Authority, Stockton University, Revenue Bonds
	Series A, Insured: BAM 5.00%, due 7/1/29	1,500,000	1,721,145
	Series A, Insured: BAM 5.00%, due 7/1/30	5,000,000	5,730,900
	Series A, Insured: BAM 5.00%, due 7/1/31	3,000,000	3,419,700
	New Jersey Health Care Facilities Financing Authority, Hackensack Meridian Health, Inc., Revenue Bonds Series A 5.00%, due 7/1/38	8,000,000	9,156,640
	New Jersey Health Care Facilities Financing Authority, Hackensack University Medical Center, Revenue Bonds Insured: AGC 5.25%, due 1/1/31	1,510,000	1,537,784
	New Jersey Higher Education Student Assistance Authority, Student Loan, Revenue Bonds Series A, Insured: AGC 6.13%, due 6/1/30 (b)	2,110,000	2,170,367
	New Jersey Transportation Trust Fund Authority, Revenue Bonds Series C, Insured: AGM (zero coupon), due 12/15/34	30,000,000	14,473,500
	New Jersey Turnpike Authority, Revenue Bonds Series E 5.00%, due 1/1/45	4,000,000	4,546,840
	Newark Housing Authority, Revenue Bonds
	Insured: AGM 4.00%, due 12/1/27	500,000	543,110
	Insured: AGM 4.00%, due 12/1/29	250,000	267,493
	Insured: AGM 4.00%, due 12/1/30	250,000	265,793
	Insured: AGM 4.00%, due 12/1/31	225,000	238,019
	Insured: AGM 5.00%, due 12/1/28	750,000	883,987
	Insured: AGM 5.00%, due 12/1/38	1,740,000	2,003,801
			94,753,085
	New Mexico 0.1%
	City of Farmington NM, Revenue Bonds Series C 5.90%, due 6/1/40	2,000,000	2,204,140

	New York 16.3%
	Build NYC Resource Corp., Royal Charter Properties, Revenue Bonds
	Insured: AGM 5.00%, due 12/15/19	975,000	1,057,163
	Insured: AGM 5.00%, due 12/15/20	1,025,000	1,143,726
	Insured: AGM 5.00%, due 12/15/21	1,075,000	1,229,875
	Insured: AGM 5.00%, due 12/15/22	740,000	865,060
	City of New York, Unlimited General Obligation
	Series I, Subseries I-4 0.74%, due 4/1/36 (a)	11,400,000	11,400,000
	Subseries H-1 0.76%, due 3/1/34 (a)	300,000	300,000
	Subseries H-5 0.85%, due 3/1/34 (a)	9,240,000	9,240,000
	County of Nassau NY, Limited General Obligation
	Series C 5.00%, due 4/1/32	4,135,000	4,825,380
	Series C 5.00%, due 4/1/37	6,625,000	7,610,270
	Series C 5.00%, due 4/1/38	6,965,000	7,989,412
	Long Island Power Authority, Electric System, Revenue Bonds
	Series A, Insured: BAM 5.00%, due 9/1/44	10,000,000	11,339,100
	Series B 5.00%, due 9/1/45	8,970,000	10,231,720
	Long Island Power Authority, Revenue Bonds
	Series A, Insured: BAM 5.00%, due 9/1/39	10,000,000	11,401,000
	Series A 5.00%, due 9/1/44	3,470,000	3,953,753
	Metropolitan Transportation Authority, Green, Revenue Bonds
	Series B-1 5.00%, due 11/15/36	4,500,000	5,308,650
	Series B-2 5.25%, due 11/15/33	10,000,000	12,398,900
	Metropolitan Transportation Authority, Revenue Bonds
	Series A-1 0.74%, due 11/1/31 (a)	25,000,000	25,000,000
	Subseries D-2 0.74%, due 11/1/35 (a)	19,400,000	19,400,000
	Subseries C-1 5.00%, due 11/15/35	1,500,000	1,751,595
	New York City Transitional Finance Authority, Building Aid, Revenue Bonds
	Series S-1 5.00%, due 7/15/33	6,060,000	7,030,994
	Series S-2 5.00%, due 7/15/34	5,000,000	5,826,100
	Series S-1 5.00%, due 7/15/36	10,000,000	11,536,400
	Series S-1 5.00%, due 7/15/43	11,880,000	13,709,876
	New York City Transitional Finance Authority, Future Tax Secured, Revenue Bonds
	Series 2A 0.85%, due 11/1/22 (a)	6,630,000	6,630,000
	Subseries F-1 5.00%, due 5/1/32	4,000,000	4,829,600
	Series B-1 5.00%, due 8/1/32	10,000,000	11,821,600
	5.00%, due 5/1/33	10,000,000	11,849,900
	Series A1 5.00%, due 8/1/36	5,100,000	5,982,963
	Series E-1 5.00%, due 2/1/41	2,500,000	2,877,050
	New York City Water & Sewer System, Revenue Bonds Series AA-3 0.85%, due 6/15/32 (a)	2,000,000	2,000,000
	New York Counties Tobacco Trust VI, Tobacco Settlement Pass Through, Revenue Bonds Series A-2B 5.00%, due 6/1/45	4,255,000	4,495,791
	New York Liberty Development Corp., Bank of America, Revenue Bonds 6.38%, due 7/15/49	5,000,000	5,423,100
	New York Liberty Development Corp., Revenue Bonds 5.00%, due 12/15/41	12,315,000	13,801,913
¤	New York Liberty Development Corp., World Trade Center Project, Revenue Bonds
	5.00%, due 11/15/31	5,000,000	5,674,450
	5.75%, due 11/15/51	18,990,000	21,940,476
	New York State Dormitory Authority, New York University, Revenue Bonds Series A 5.00%, due 7/1/35	6,610,000	7,712,614
	New York State Dormitory Authority, Revenue Bonds Series E 5.00%, due 3/15/34	4,190,000	4,952,161
	New York State Dormitory Authority, University Facilities, Revenue Bonds
	Series A 5.00%, due 7/1/36	1,000,000	1,186,940
	Series A 5.00%, due 7/1/38	1,000,000	1,184,090
	New York State Housing Finance Agency, 505 West 37th Street, Revenue Bonds Series A 0.770%, due 5/1/42 (a)	15,400,000	15,400,000
	New York State Urban Development Corp., Personal Income Tax, Revenue Bonds
	Series A 5.00%, due 3/15/30	12,350,000	14,869,153
	Series A 5.00%, due 3/15/34	12,750,000	15,024,090
¤	New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project, Revenue Bonds
	Insured: AGM 4.00%, due 7/1/31 (b)	10,925,000	11,536,145
	Series A, Insured: AGM 4.00%, due 7/1/35 (b)	6,500,000	6,768,970
	Series A, Insured: AGM 4.00%, due 7/1/36 (b)	16,240,000	16,881,480
	Rensselaer City School District, Certificates of Participation
	Insured: AGM 5.00%, due 6/1/22	1,590,000	1,819,676
	Insured: AGM 5.00%, due 6/1/24	1,750,000	2,066,155
	Insured: AGM 5.00%, due 6/1/26	1,060,000	1,272,339
	Insured: AGM 5.00%, due 6/1/27	1,000,000	1,189,830
	Insured: AGM 5.00%, due 6/1/30	1,880,000	2,187,248
	Insured: AGM 5.00%, due 6/1/32	2,000,000	2,294,080
	Syracuse Industrial Development Agency, Carousel Center Project, Revenue Bonds
	5.00%, due 1/1/29 (b)	1,615,000	1,869,895
	5.00%, due 1/1/30 (b)	2,100,000	2,414,517
	Triborough Bridge & Tunnel Authority, Revenue Bonds
	Series B 5.00%, due 11/15/35	13,560,000	16,162,300
	Series B 5.00%, due 11/15/36	16,500,000	19,619,655
	TSASC, Inc., Revenue Bonds
	Series A 5.00%, due 6/1/32	2,000,000	2,257,100
	Series A 5.00%, due 6/1/34	5,000,000	5,607,700
	Series A 5.00%, due 6/1/35	2,865,000	3,187,026
			439,338,981
	North Carolina 0.7%
	Charlotte-Mecklenburg Hospital Authority, Carolinas Healthcare System, Revenue Bonds Series A 5.00%, due 1/15/31	2,050,000	2,263,733
	Charlotte-Mecklenburg Hospital Authority, Carolinas REMK, Revenue Bonds Series E, Insured: AGM 0.74%, due 1/15/44 (a)	12,600,000	12,600,000
	North Carolina Medical Care Commission, North Carolina Baptist Hospital, Revenue Bonds 5.25%, due 6/1/25	1,000,000	1,113,840
	North Carolina Turnpike Authority, Revenue Bonds Series A, Insured: AGC 5.75%, due 1/1/39	3,000,000	3,202,350
			19,179,923
	North Dakota 0.2%
	City of Grand Forks ND, Altru Health System, Revenue Bonds 5.00%, due 12/1/35	4,050,000	4,361,324

	Ohio 1.9%
	American Municipal Power, Inc., Prairie, Revenue Bonds Series A, Insured: BAM 5.25%, due 2/15/30	15,000,000	17,139,300
	City of Cleveland, OH, Airport System, Revenue Bonds Series A, Insured: AGM 5.00%, due 1/1/30	3,000,000	3,322,980
	City of Cleveland, OH, Revenue Bonds Series A-2 5.00%, due 10/1/37	1,500,000	1,729,230
	Clermont County Port Authority, W. Clermont Local School District Project, Revenue Bonds
	Insured: BAM 5.00%, due 12/1/31	650,000	765,915
	Insured: BAM 5.00%, due 12/1/32	2,200,000	2,581,524
	Insured: BAM 5.00%, due 12/1/33	1,335,000	1,561,082
	Cleveland-Cuyahoga County Port Authority, Revenue Bonds 6.00%, due 11/15/25	1,980,000	2,228,787
	County of Hamilton OH, Christ Hospital Project, Revenue Bonds 5.50%, due 6/1/42	2,000,000	2,258,860
	County of Montgomery OH, Premier Health-Miami Valley Hospital, Revenue Bonds Series E 0.73%, due 11/15/45 (a)	4,155,000	4,155,000
	North Olmsted City School District, Unlimited General Obligation Series A 5.00%, due 12/1/40	7,250,000	8,216,715
	Ohio State Higher Educational Facilities Commission, Cleveland Clinic Health System, Revenue Bonds Series B-2 0.760%, due 1/1/39 (a)	4,100,000	4,100,000
	Tallmadge City School District, Classroom Facilities & School Improvement, Unlimited General Obligation Series 1 5.00%, due 10/1/41	3,000,000	3,435,180
			51,494,573
	Oklahoma 1.4%
	Canadian County Educational Facilities Authority, Mustang Public School Project, Revenue Bonds 5.00%, due 9/1/27	7,625,000	9,150,381
	Garfield County Educational Facilities Authority, Enid Public Schools Project, Revenue Bonds
	Series A 5.00%, due 9/1/26	1,800,000	2,186,694
	Series A 5.00%, due 9/1/27	3,780,000	4,547,529
	Series A 5.00%, due 9/1/28	5,000,000	5,967,350
	Series A 5.00%, due 9/1/29	4,620,000	5,474,146
	Lincoln County Educational Facilities Authority, Stroud Public Schools Project, Revenue Bonds
	5.00%, due 9/1/28	3,200,000	3,736,384
	5.00%, due 9/1/29	2,370,000	2,748,110
	Oklahoma State Municipal Power Authority, Revenue Bonds
	Series A 5.00%, due 1/1/29	250,000	294,160
	Series A 5.00%, due 1/1/30	900,000	1,051,578
	Series A 5.00%, due 1/1/32	805,000	930,757
	Series A 5.00%, due 1/1/34	650,000	745,784
	Tulsa Airports Improvement Trust, Revenue Bonds Series D, Insured: BAM 5.00%, due 6/1/28	500,000	534,760
			37,367,633
	Pennsylvania 3.0%
	City of Lancaster PA, Unlimited General Obligation Insured: AGM 5.00%, due 11/1/27	1,390,000	1,665,136
	City of Philadelphia PA, Unlimited General Obligation 6.50%, due 8/1/41	5,125,000	5,951,611
	County of Lancaster PA, Unlimited General Obligation
	Series A, Insured: BAM 4.00%, due 5/1/30	500,000	540,420
	Series A, Insured: BAM 4.00%, due 5/1/31	420,000	451,563
	Lancaster County Hospital Authority, Masonic Homes Project, Revenue Bonds Series D 0.72%, due 7/1/34 (a)	10,025,000	10,025,000
	Montgomery County Industrial Development Authority, Revenue Bonds 5.25%, due 8/1/33	175,000	196,779
	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds Series AT-1, Insured: BAM 5.00%, due 6/15/26	4,270,000	5,250,435
	Pennsylvania Turnpike Commission, Revenue Bonds
	Series C 5.00%, due 12/1/43	10,125,000	11,349,821
	Series B 5.75%, due 6/1/39	4,000,000	4,349,720
	Philadelphia Gas Works Co., 1998 General Ordinance, Revenue Bonds
	Series 14T 5.00%, due 10/1/31	2,300,000	2,669,173
	Series 14T 5.00%, due 10/1/32	1,280,000	1,479,898
	State Public School Building Authority, Philadelphia Community College, Revenue Bonds Series A, Insured: BAM 5.00%, due 6/15/28	5,505,000	6,356,458
	State Public School Building Authority, Philadelphia School District, Revenue Bonds Series A, Insured: AGM 5.00%, due 6/1/31	27,000,000	30,625,290
			80,911,304
	Puerto Rico 7.7%
¤	Commonwealth of Puerto Rico, Public Improvement, Unlimited General Obligation
	Series A, Insured: AGM 4.00%, due 7/1/22	590,000	609,671
	Series A, Insured: AGC 5.00%, due 7/1/26	545,000	546,003
	Series A, Insured: AGC 5.00%, due 7/1/27	500,000	500,915
	Series A-4, Insured: AGM 5.00%, due 7/1/31	5,145,000	5,391,497
	Series A, Insured: AGM 5.00%, due 7/1/35	26,860,000	28,035,125
	Insured: AGM 5.25%, due 7/1/20	1,245,000	1,334,167
	Series A, Insured: NATL-RE 5.25%, due 7/1/21	440,000	440,827
	Series A, Insured: AGM 5.25%, due 7/1/24	1,220,000	1,289,235
	Series C, Insured: AGM 5.38%, due 7/1/28	700,000	701,449
	Series A, Insured: NATL-RE 5.50%, due 7/1/19	550,000	578,985
	Series A, Insured: NATL-RE 5.50%, due 7/1/20	4,490,000	4,799,810
	Series C, Insured: AGM 5.75%, due 7/1/37	1,020,000	1,022,234
	Commonwealth of Puerto Rico, Unlimited General Obligation Series C-7, Insured: NATL-RE 6.00%, due 7/1/27	2,240,000	2,311,590
	Commonwealth of Puerto Rico, Unrefunded, Unlimited General Obligation
	Series A, Insured: AGC 5.00%, due 7/1/34	195,000	195,332
	Insured: AGC 5.25%, due 7/1/32	500,000	500,955
	Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Senior Lien, Revenue Bonds
	Series A, Insured: AGC 5.00%, due 7/1/28	4,020,000	4,103,455
	Series A, Insured: AGC 5.13%, due 7/1/47	14,100,000	14,369,874
	Series A, Insured: AGC 6.13%, due 7/1/24	870,000	954,277
	Puerto Rico Convention Center District Authority, Revenue Bonds Series A, Insured: AGC 4.50%, due 7/1/36	4,160,000	4,161,664
	Puerto Rico Electric Power Authority, Revenue Bonds
	Series DDD, Insured: AGM 3.63%, due 7/1/23	3,040,000	3,042,402
	Series UU, Insured: AGC 4.25%, due 7/1/27	2,075,000	2,076,992
	Series UU, Insured: NATL-RE 4.50%, due 7/1/18	2,865,000	2,920,495
	Series NN, Insured: NATL-RE 4.75%, due 7/1/33	1,140,000	1,140,285
	Series TT, Insured: AGM 5.00%, due 7/1/18	380,000	380,836
	Series RR, Insured: NATL-RE 5.00%, due 7/1/21	1,080,000	1,093,370
	Series RR, Insured: NATL-RE 5.00%, due 7/1/22	1,135,000	1,147,757
	Series UU, Insured: AGM 5.00%, due 7/1/23	2,155,000	2,159,095
	Series PP, Insured: NATL-RE 5.00%, due 7/1/23	1,105,000	1,106,823
	Series SS, Insured: NATL-RE 5.00%, due 7/1/23	825,000	834,273
	Series PP, Insured: NATL-RE 5.00%, due 7/1/24	2,915,000	2,919,606
	Series UU, Insured: AGM 5.00%, due 7/1/24	4,350,000	4,358,221
	Series UU, Insured: AGC 5.00%, due 7/1/26	570,000	571,049
	Series TT, Insured: AGM 5.00%, due 7/1/27	500,000	500,905
	Series RR, Insured: AGC 5.00%, due 7/1/28	1,135,000	1,146,282
	Series SS, Insured: AGM 5.00%, due 7/1/30	300,000	302,271
	Series VV, Insured: NATL-RE 5.25%, due 7/1/26	1,410,000	1,496,489
	Series VV, Insured: NATL-RE 5.25%, due 7/1/29	465,000	489,850
	Series VV, Insured: NATL-RE 5.25%, due 7/1/32	2,000,000	2,092,820
	Series VV, Insured: NATL-RE 5.25%, due 7/1/34	510,000	529,747
	Series VV, Insured: NATL-RE 5.25%, due 7/1/35	595,000	615,301
¤	Puerto Rico Highway & Transportation Authority, Revenue Bonds
	Series L, Insured: NATL-RE 5.25%, due 7/1/24	1,830,000	1,944,247
	Series N, Insured: NATL-RE 5.25%, due 7/1/32	5,525,000	5,787,437
	Series N, Insured: NATL-RE 5.25%, due 7/1/33	4,995,000	5,214,630
	Series CC, Insured: AGM 5.25%, due 7/1/33	620,000	690,401
	Series N, Insured: AGC 5.25%, due 7/1/34	3,745,000	4,164,590
	Series N, Insured: AGC 5.25%, due 7/1/36	17,880,000	19,817,119
	Series N, Insured: AGM 5.25%, due 7/1/36	460,000	509,836
	Series CC, Insured: AGM 5.25%, due 7/1/36	1,800,000	1,995,012
	Series N, Insured: AGC 5.25%, due 7/1/39	75,000	82,562
	Series L, Insured: AGC 5.25%, due 7/1/41	2,030,000	2,220,110
	Series E, Insured: AGM 5.50%, due 7/1/21	670,000	730,669
	Series N, Insured: AGM 5.50%, due 7/1/26	405,000	461,246
	Series N, Insured: AGC, AGM 5.50%, due 7/1/29	10,120,000	11,588,817
	Series CC, Insured: AGC 5.50%, due 7/1/31	1,445,000	1,652,907
	Puerto Rico Highway & Transportation Authority, Unrefunded, Revenue Bonds
	Series D, Insured: AGM 5.00%, due 7/1/27	2,240,000	2,261,414
	Series J, Insured: NATL-RE 5.00%, due 7/1/29	650,000	650,767
	Puerto Rico Municipal Finance Agency, Revenue Bonds
	Series A, Insured: AGM 4.75%, due 8/1/22	820,000	830,365
	Series A, Insured: AGM 5.00%, due 8/1/21	110,000	111,517
	Series A, Insured: AGM 5.00%, due 8/1/30	1,445,000	1,464,927
	Series C, Insured: AGM 5.25%, due 8/1/19	965,000	1,019,165
	Series C, Insured: AGC 5.25%, due 8/1/20	210,000	225,458
	Series C, Insured: AGC 5.25%, due 8/1/23	315,000	346,210
	Puerto Rico Public Buildings Authority, Government Facilities, Revenue Bonds
	Series F, Insured: NATL-RE 5.25%, due 7/1/23	265,000	281,287
	Series K, Insured: AGM 5.25%, due 7/1/27	875,000	908,233
	Series M-3, Insured: NATL-RE 6.00%, due 7/1/26	300,000	309,810
	Series M-3, Insured: NATL-RE 6.00%, due 7/1/27	7,465,000	7,703,581
	Puerto Rico Sales Tax Financing Corp., Revenue Bonds
	Series A, Insured: NATL-RE (zero coupon), due 8/1/42	25,000,000	5,858,500
	Series A, Insured: NATL-RE (zero coupon), due 8/1/45	59,580,000	11,887,997
	Series A, Insured: AMBAC (zero coupon), due 8/1/54	700,000	107,023
	Series A, Insured: AGM 5.00%, due 8/1/40	7,245,000	7,478,434
	Series C, Insured: AGM 5.13%, due 8/1/42	6,595,000	6,853,458
			207,929,663
	Rhode Island 1.2%
	Providence Public Buildings Authority, Revenue Bonds Series A, Insured: AGM 5.875%, due 6/15/26	1,565,000	1,753,457
	Rhode Island Health & Educational Building Corp., Hospital Financing-Lifespan Obligated Group, Revenue Bonds 5.00%, due 5/15/26	5,000,000	5,827,050
	Rhode Island Health & Educational Building Corp., Revenue Bonds Series G, Insured: AGM 5.00%, due 5/15/42	3,000,000	3,436,830
	Tobacco Settlement Financing Corp., Revenue Bonds Series A 5.00%, due 6/1/35	20,000,000	21,831,200
			32,848,537
	South Carolina 2.7%
	Greenwood Fifty Schools Facilities, Inc., School District No. 50, Revenue Bonds Insured: BAM 5.00%, due 12/1/26	2,225,000	2,671,958
	Piedmont Municipal Power Agency, Revenue Bonds Series C, Insured: AGC 5.75%, due 1/1/34	10,345,000	11,835,094
	South Carolina Jobs-Economic Development Authority, Palmetto Health, Revenue Bonds
	Series A 5.00%, due 8/1/19	420,000	449,400
	Series A 5.25%, due 8/1/30	3,755,000	4,105,905
	South Carolina Public Service Authority, Revenue Bonds
	Series C 5.00%, due 12/1/29	5,000,000	5,661,000
	Series A 5.00%, due 12/1/32	10,000,000	11,297,100
	Series A 5.00%, due 12/1/49	3,650,000	3,951,380
	South Carolina Public Service Authority, Santee Cooper Project, Revenue Bonds
	Series A 5.00%, due 12/1/25	6,445,000	7,183,017
	Series D 5.00%, due 12/1/26	2,595,000	2,874,300
	Series C 5.00%, due 12/1/36	3,310,000	3,594,528
	South Carolina Transportation Infrastructure Bank, Revenue Bonds 5.00%, due 10/1/38	15,130,000	17,771,244
	Sumter Two School Facilities, Inc., Sumter School District Project, Revenue Bonds Insured: BAM 5.00%, due 12/1/27	1,100,000	1,287,022
			72,681,948
	South Dakota 0.1%
	Harrisburg School District No. 41-2, Unlimited General Obligation 5.00%, due 7/15/33	1,370,000	1,484,738

	Tennessee 0.9%
	Johnson City Health & Educational Facilities Board, Mountain States Health Alliance, Revenue Bonds
	Series A 6.00%, due 7/1/38	3,605,000	3,939,616
	Series A 6.50%, due 7/1/38	6,500,000	7,197,775
	Shelby County Health Educational & Housing Facilities Board, Methodist Le Bonheur, Revenue Bonds Series A, Insured: AGM 0.73%, due 6/1/42 (a)	14,485,000	14,485,000
			25,622,391
	Texas 5.3%
	Central Texas Turnpike System, Revenue Bonds
	Series C 5.00%, due 8/15/34	5,000,000	5,621,800
	Series B 5.00%, due 8/15/37	1,445,000	1,634,483
	City of Dallas TX, Limited General Obligation Insured: BAM 5.00%, due 2/15/23	7,175,000	8,372,005
	City of Donna TX, Tax & Toll Bridge, Limited General Obligation Insured: BAM 5.00%, due 2/15/30	1,035,000	1,181,390
	City of Houston TX, Unrefunded, Revenue Bonds Series B 5.00%, due 9/1/31	285,000	285,781
	Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System, Revenue Bonds 5.00%, due 7/1/38	4,280,000	4,876,975
	Harris County-Houston Sports Authority, CABS, Senior Lien, Revenue Bonds Series A, Insured: AGM (zero coupon), due 11/15/40	17,115,000	5,667,290
	Houston Higher Education Finance Corp., Prerefunded-Cosmos Foundation, Inc., Revenue Bonds Series S 6.50%, due 5/15/31	565,000	676,989
	North Harris County Regional Water Authority, Senior Lien, Revenue Bonds Insured: BAM 5.00%, due 12/15/32	3,215,000	3,655,584
¤	North Texas Tollway Authority, Revenue Bonds
	Series A 5.00%, due 1/1/34	1,400,000	1,601,418
	Series A 5.00%, due 1/1/35	2,950,000	3,368,074
	Series A, Insured: BAM 5.00%, due 1/1/38	9,500,000	10,853,180
	Series B 5.00%, due 1/1/40	22,140,000	24,766,468
	North Texas Tollway Authority, Special Projects System, Revenue Bonds
	Series A 5.50%, due 9/1/41	6,695,000	7,783,540
	Series A 6.00%, due 9/1/41	3,500,000	4,112,395
	Tarrant County Cultural Education Facilities Finance Corp., Buckner Retirement Services, Revenue Bonds
	Series A 5.00%, due 11/15/23	1,245,000	1,474,864
	Series A 5.00%, due 11/15/24	1,305,000	1,566,104
	Series A 5.00%, due 11/15/25	1,370,000	1,654,289
	Series A 5.00%, due 11/15/26	1,440,000	1,741,550
	Texas Municipal Gas Acquisition & Supply Corp. III, Revenue Bonds
	5.00%, due 12/15/30	17,100,000	18,981,684
	5.00%, due 12/15/31	4,575,000	5,054,414
	Texas Private Activity Bond Surface Transportation Corp., Senior Lien, LBJ Infrastructure, Revenue Bonds
	7.00%, due 6/30/40	5,000,000	5,691,200
	7.50%, due 6/30/32	4,095,000	4,734,352
	7.50%, due 6/30/33	5,500,000	6,315,485
	Texas Private Activity Bond Surface Transportation Corp., Senior Lien, NTE Mobility, Revenue Bonds 6.88%, due 12/31/39	7,965,000	8,920,800
	Texas Public Finance Authority, Financing System-Texas Southern University, Revenue Bonds
	Insured: BAM 4.00%, due 5/1/31	1,000,000	1,048,520
	Insured: BAM 4.00%, due 5/1/32	1,295,000	1,350,828
	Texas Public Finance Authority, Southern University Financing System, Revenue Bonds Insured: BAM 5.00%, due 11/1/20	155,000	170,954
	Viridian Municipal Management District, Unlimited General Obligation Insured: BAM 6.00%, due 12/1/32	500,000	626,275
			143,788,691
	U.S. Virgin Islands 2.1%
	Virgin Islands Public Finance Authority, Matching Fund Loan, Revenue Bonds
	Series A 5.00%, due 10/1/32	5,100,000	4,049,757
	Series A 6.63%, due 10/1/29	6,960,000	5,634,120
	Series A 6.75%, due 10/1/37	5,000,000	3,968,300
¤	Virgin Islands Public Finance Authority, Revenue Bonds
	5.00%, due 9/1/30 (c)	5,000,000	5,561,750
	Series C 5.00%, due 10/1/30	18,500,000	14,358,590
	Series A, Insured: AGM 5.00%, due 10/1/32	15,440,000	16,216,014
	Series C, Insured: AGM 5.00%, due 10/1/39	5,800,000	6,156,120
			55,944,651
	Utah 0.0% ‡
	City of Herriman UT, Towne Centre Assessment Area, Special Assessment 5.00%, due 11/1/29	55,000	60,907

	Virginia 1.0%
	Chesapeake Bay Bridge & Tunnel District, Revenue Bonds Insured: AGM 5.00%, due 7/1/41	14,250,000	16,471,005
	Virginia Commonwealth Transportation Board, Revenue Bonds 4.00%, due 5/15/38	8,580,000	9,268,802
			25,739,807
	Washington 0.7%
	Washington Health Care Facilities Authority, Multicare Health System, Revenue Bonds Series D 0.74%, due 8/15/41 (a)	18,550,000	18,550,000

	Wisconsin 0.3%
	Wisconsin Center District, Junior Dedicated, Revenue Bonds
	Series A 5.00%, due 12/15/31	3,665,000	4,021,311
	Series A 5.00%, due 12/15/32	2,850,000	3,118,185
			7,139,496
	Wyoming 0.0% ‡
	West Park Hospital District, Revenue Bonds Series A 6.38%, due 6/1/26	1,000,000	1,132,160

	Total Municipal Bonds (Cost $2,634,107,593)		2,674,300,816
	Total Investments (Cost $2,634,107,593) (d)	99.2%	2,674,300,816
	Other Assets, Less Liabilities	0.8	22,619,154
	Net Assets	100.0%	$2,696,919,970

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest issuers held, as of July 31, 2017, excluding short-term investment. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of July 31, 2017.
(b)	Interest on these securities was subject to alternative minimum tax.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	As of July 31, 2017, cost was $2,634,271,588 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$71,541,355
Gross unrealized depreciation	(31,512,127)
Net unrealized appreciation	$40,029,228

As of July 31, 2017, the Fund held the following futures contracts1:

Type	Number of Contracts (Short)	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)[2]
10-Year United States Treasury Note	(4,616)	September 2017	$(581,111,125)	$(1,454,502)
United States Treasury Long Bond	(300)	September 2017	(45,890,625)	(286,678)
			$(627,001,750)	$(1,741,180)

1. As of July 31, 2017, cash in the amount of $6,208,400 was on deposit with a broker for futures transactions.

2. Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2017.

The following abbreviations are used in the preceding pages:

AGC	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—Ambac Assurance Corp.
BAM	—Build America Mutual Assurance Co.
NATL-RE	—National Public Finance Guarantee Corp.
Q-SBLF	—Qualified School Board Loan Fund

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Municipal Bonds	$—	$2,674,300,816	$—	$2,674,300,816
Total Investments in Securities	$—	$2,674,300,816	$—	$2,674,300,816

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Futures Contracts (b)	$(1,741,180)	$—	$—	$(1,741,180)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2017, the Fund did not have any transfers among levels.

As of July 31, 2017, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Unconstrained Bond Fund

Portfolio of Investments July 31, 2017 (Unaudited)

		Principal Amount		Value
	Long-Term Bonds 95.7%†
	Asset-Backed Securities 0.2%
	Home Equity 0.2%
	Carrington Mortgage Loan Trust Series 2006-NC4, Class A5 1.276%, due 10/25/36 (a)		$80,244	$79,816
	First NLC Trust Series 2007-1, Class A1 1.286%, due 8/25/37 (a)(b)		354,091	226,858
	Home Equity Loan Trust Series 2007-FRE1, Class 2AV1 1.346%, due 4/25/37 (a)		18,194	18,179
	HSI Asset Securitization Corp. Trust Series 2007-NC1, Class A1 1.316%, due 4/25/37 (a)		3,378	2,312
	JPMorgan Mortgage Acquisition Trust Series 2007-HE1, Class AF1 1.316%, due 3/25/47 (a)		136,862	86,927
	MASTR Asset-Backed Securities Trust Series 2006-HE4, Class A1 1.266%, due 11/25/36 (a)		92,679	43,436
	Morgan Stanley ABS Capital I, Inc. (a)
	Series 2006-HE6, Class A2B 1.316%, due 9/25/36		334,253	159,074
	Series 2006-HE8, Class A2B 1.316%, due 10/25/36		168,668	91,696
	Series 2007-HE4, Class A2A 1.326%, due 2/25/37		91,159	39,659
	Series 2007-NC2, Class A2FP 1.366%, due 2/25/37		342,170	201,199
	Securitized Asset-Backed Receivables LLC Trust Series 2007-BR4, Class A2A 1.306%, due 5/25/37 (a)		393,651	269,114
	Soundview Home Loan Trust (a)
	Series 2007-OPT1, Class 2A1 1.296%, due 6/25/37		343,999	234,641
	Series 2006-EQ2, Class A2 1.326%, due 1/25/37		206,848	147,143
	Specialty Underwriting & Residential Finance Trust Series 2006-BC4, Class A2B 1.326%, due 9/25/37 (a)		897,819	412,628
				2,012,682
	Student Loans 0.0% ‡
	KeyCorp Student Loan Trust Series 2000-A, Class A2 1.372%, due 5/25/29 (a)		640,008	622,992

	Total Asset-Backed Securities (Cost $3,453,879)			2,635,674

	Corporate Bonds 73.7%
	Advertising 0.2%
	Lamar Media Corp. 5.375%, due 1/15/24 (c)		2,695,000	2,836,488

	Aerospace & Defense 1.1%
	Moog, Inc. 5.25%, due 12/1/22 (b)		5,505,000	5,745,844
	Orbital ATK, Inc. (c)
	5.25%, due 10/1/21		2,250,000	2,320,312
	5.50%, due 10/1/23		4,045,000	4,247,250
	Rockwell Collins, Inc. 3.50%, due 3/15/27		3,350,000	3,441,341
				15,754,747
	Agriculture 0.6%
	Philip Morris International, Inc. 1.625%, due 2/21/19		8,215,000	8,213,628

	Airlines 1.4%
	Continental Airlines, Inc.
	Series 2007-1, Class A 5.983%, due 10/19/23		2,865,543	3,137,769
	Series 2003-ERJ1 7.875%, due 1/2/20		72,996	74,273
	Series 2005-ERJ1 9.798%, due 10/1/22		336,140	368,914
	Delta Air Lines, Inc. Series 2011-1, Class A 5.30%, due 10/15/20		786,743	822,146
	U.S. Airways Group, Inc.
	Series 2012-1, Class A 5.90%, due 4/1/26		2,169,867	2,443,922
	Series 2010-1, Class A 6.25%, due 10/22/24		6,279,620	6,986,077
	United Airlines, Inc. Series 2014-2, Class B 4.625%, due 3/3/24		5,304,420	5,496,705
				19,329,806
	Auto Manufacturers 1.9%
	Daimler Finance North America LLC 2.30%, due 1/6/20 (b)		6,950,000	6,990,039
	Ford Holdings LLC 9.30%, due 3/1/30		93,000	130,380
	Ford Motor Co.
	7.45%, due 7/16/31		39,000	49,824
	8.90%, due 1/15/32		3,009,000	4,102,976
	General Motors Financial Co., Inc. 3.45%, due 4/10/22		8,590,000	8,757,170
	Toyota Motor Credit Corp. 1.95%, due 4/17/20		5,700,000	5,722,281
				25,752,670
	Auto Parts & Equipment 0.5%
	Schaeffler Finance B.V. 4.75%, due 5/15/23 (b)		6,490,000	6,709,037

	Banks 15.9%
¤	Bank of America Corp.
	3.248%, due 10/21/27		5,170,000	5,034,598
	3.30%, due 1/11/23		510,000	523,362
	4.25%, due 10/22/26		7,260,000	7,554,734
	5.125%, due 12/29/49 (a)		4,990,000	5,089,201
	5.625%, due 7/1/20		1,720,000	1,885,309
	6.11%, due 1/29/37		2,807,000	3,472,057
	6.30%, due 12/29/49 (a)		3,570,000	4,038,562
	7.625%, due 6/1/19		420,000	462,038
	8.57%, due 11/15/24		1,645,000	2,114,230
	Bank of New York Mellon Corp. (a)
	2.661%, due 5/16/23		4,660,000	4,691,907
	4.625%, due 12/29/49		5,050,000	5,133,325
	Barclays Bank PLC
	5.14%, due 10/14/20		8,037,000	8,624,826
	Series Reg S 10.00%, due 5/21/21	GBP	449,000	762,811
	BB&T Corp. 2.75%, due 4/1/22		$6,370,000	6,491,132
	Capital One Financial Corp.
	4.20%, due 10/29/25		800,000	815,389
	5.55%, due 12/29/49 (a)		1,535,000	1,617,506
¤	Citigroup, Inc. 6.30%, due 12/29/49 (a)		10,800,000	11,772,000
	Citizens Financial Group, Inc. 4.15%, due 9/28/22 (b)		2,270,000	2,373,473
¤	Goldman Sachs Group, Inc.
	2.35%, due 11/15/21		12,990,000	12,875,558
	2.908%, due 6/5/23 (a)		4,285,000	4,291,899
	3.00%, due 4/26/22		7,000,000	7,092,547
	3.625%, due 1/22/23		7,257,000	7,521,053
	5.25%, due 7/27/21		6,047,000	6,661,593
	JPMorgan Chase & Co. 6.125%, due 12/29/49 (a)		7,595,000	8,370,298
¤	Kreditanstalt fuer Wiederaufbau 1.50%, due 2/6/19		12,800,000	12,807,808
¤	Morgan Stanley
	3.625%, due 1/20/27		7,975,000	8,066,593
	3.70%, due 10/23/24		6,700,000	6,933,877
	4.875%, due 11/1/22		4,287,000	4,665,692
	5.00%, due 11/24/25		2,465,000	2,692,695
	5.45%, due 12/31/49 (a)		11,425,000	11,824,875
	Royal Bank of Canada 2.50%, due 1/19/21		5,565,000	5,634,351
	Royal Bank of Scotland Group PLC 5.125%, due 5/28/24		8,746,000	9,290,806
	Santander Holdings USA, Inc. (b)
	3.70%, due 3/28/22		2,000,000	2,030,970
	4.40%, due 7/13/27		1,445,000	1,472,066
	Santander UK Group Holdings PLC 3.571%, due 1/10/23		2,650,000	2,714,671
	Toronto-Dominion Bank 1.80%, due 7/13/21		6,995,000	6,919,363
	U.S. Bank N.A.
	1.40%, due 4/26/19		3,730,000	3,715,061
	2.00%, due 1/24/20		3,205,000	3,223,022
	US Bancorp 2.20%, due 4/25/19		3,410,000	3,441,447
¤	Wells Fargo & Co.
	4.65%, due 11/4/44		825,000	871,697
	5.606%, due 1/15/44		5,375,000	6,418,755
	5.90%, due 12/29/49 (a)		5,835,000	6,338,269
	Wells Fargo Capital X 5.95%, due 12/1/86		1,490,000	1,685,935
				220,017,361
	Beverages 1.5%
	Constellation Brands, Inc. 4.75%, due 11/15/24		6,765,000	7,463,358
	Dr Pepper Snapple Group, Inc. 3.20%, due 11/15/21		4,768,000	4,902,767
	PepsiCo, Inc.
	1.55%, due 5/2/19		2,050,000	2,051,902
	1.35%, due 10/4/19		7,170,000	7,135,319
				21,553,346
	Building Materials 1.1%
	Masco Corp.
	4.45%, due 4/1/25		5,116,000	5,474,990
	7.125%, due 3/15/20		290,000	324,147
	Standard Industries, Inc. 5.375%, due 11/15/24 (b)		8,400,000	8,841,000
				14,640,137
	Chemicals 1.3%
	Air Liquide Finance S.A. (b)
	1.375%, due 9/27/19		4,135,000	4,089,515
	1.75%, due 9/27/21		2,785,000	2,723,404
	Ashland LLC 4.75%, due 8/15/22 (c)		2,970,000	3,107,363
	Dow Chemical Co. 8.55%, due 5/15/19		693,000	774,003
	WR Grace & Co-Conn 5.125%, due 10/1/21 (b)		6,410,000	6,890,750
				17,585,035
	Commercial Services 0.3%
	Service Corp. International
	5.375%, due 1/15/22		1,835,000	1,880,875
	5.375%, due 5/15/24 (c)		2,200,000	2,334,750
				4,215,625
	Computers 0.8%
	Apple, Inc. 1.55%, due 2/8/19		6,765,000	6,768,782
	International Business Machines Corp. 1.90%, due 1/27/20		4,500,000	4,514,359
				11,283,141
	Cosmetics & Personal Care 0.5%
	Estee Lauder Cos., Inc. 1.80%, due 2/7/20		2,785,000	2,789,556
	Unilever Capital Corp. 1.80%, due 5/5/20		4,500,000	4,501,319
				7,290,875
	Diversified Financial Services 2.2%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
	3.50%, due 5/26/22		4,430,000	4,565,567
	4.50%, due 5/15/21		1,465,000	1,554,979
	Air Lease Corp.
	2.625%, due 7/1/22		2,040,000	2,031,138
	2.125%, due 1/15/20		3,275,000	3,271,912
	Capital One Bank USA N.A. 3.375%, due 2/15/23		3,000,000	3,044,673
	GE Capital International Funding Co. 2.342%, due 11/15/20		6,800,000	6,873,032
	Peachtree Corners Funding Trust 3.976%, due 2/15/25 (b)		1,690,000	1,729,020
	Protective Life Global Funding 1.555%, due 9/13/19 (b)		4,200,000	4,143,422
	Springleaf Finance Corp. 6.00%, due 6/1/20		3,100,000	3,270,500
				30,484,243
	Electric 4.1%
	Appalachian Power Co. 3.30%, due 6/1/27		1,800,000	1,838,797
	Baltimore Gas & Electric Co. 2.40%, due 8/15/26		4,150,000	3,939,753
	CMS Energy Corp.
	3.875%, due 3/1/24		3,818,000	3,993,449
	6.25%, due 2/1/20		1,980,000	2,173,808
	Consolidated Edison, Inc. 2.00%, due 3/15/20		2,815,000	2,822,026
	Entergy Arkansas, Inc. 3.50%, due 4/1/26		1,235,000	1,282,603
	FirstEnergy Transmission LLC 5.45%, due 7/15/44 (b)		5,533,000	6,435,676
	Florida Power & Light Co. 2.75%, due 6/1/23		2,680,000	2,729,081
	Great Plains Energy, Inc.
	4.85%, due 6/1/21		5,200,000	5,547,979
	5.292%, due 6/15/22 (d)		663,000	731,749
	IPALCO Enterprises, Inc. 3.45%, due 7/15/20		8,560,000	8,688,400
	MidAmerican Energy Co. 3.10%, due 5/1/27		6,000,000	6,057,714
	Potomac Electric Power Co. 4.15%, due 3/15/43		1,305,000	1,387,095
	Public Service Electric & Gas Co. 3.00%, due 5/15/27		3,405,000	3,414,619
	WEC Energy Group, Inc. 3.294%, due 5/15/67 (a)		5,495,000	5,331,689
				56,374,438
	Electronics 0.6%
	Honeywell International, Inc. 1.40%, due 10/30/19		7,840,000	7,800,196

	Environmental Controls 0.3%
	Waste Management, Inc. 2.40%, due 5/15/23		3,880,000	3,848,176

	Food 3.3%
	J.M. Smucker Co. 1.75%, due 3/15/18		5,645,000	5,650,617
	Kerry Group Financial Services 3.20%, due 4/9/23 (b)		4,595,000	4,578,205
	Kroger Co. 1.50%, due 9/30/19		4,130,000	4,082,914
	Mondelez International Holdings Netherlands B.V. (b)
	1.625%, due 10/28/19		4,500,000	4,466,610
	2.00%, due 10/28/21		4,885,000	4,786,909
	Premier Foods Finance PLC 6.50%, due 3/15/21 (b)	GBP	4,500,000	6,026,362
	Smithfield Foods, Inc. (b)
	2.70%, due 1/31/20		$2,675,000	2,691,461
	3.35%, due 2/1/22		2,490,000	2,516,925
	Sysco Corp. 3.25%, due 7/15/27		5,240,000	5,234,697
	Tyson Foods, Inc. 3.95%, due 8/15/24		5,450,000	5,780,308
				45,815,008
	Forest Products & Paper 0.3%
	Georgia-Pacific LLC 8.00%, due 1/15/24		2,945,000	3,815,686
	International Paper Co. 7.30%, due 11/15/39		693,000	946,852
				4,762,538
	Gas 0.8%
	AmeriGas Partners, L.P. / AmeriGas Finance Corp.
	5.50%, due 5/20/25		2,825,000	2,853,250
	5.625%, due 5/20/24		2,708,000	2,809,550
	5.75%, due 5/20/27		1,890,000	1,908,900
	NiSource Finance Corp. 3.49%, due 5/15/27		3,120,000	3,178,853
				10,750,553
	Health Care - Products 0.8%
	Becton Dickinson & Co. 3.363%, due 6/6/24		2,860,000	2,899,068
	Medtronic Global Holdings SCA 1.70%, due 3/28/19		4,780,000	4,787,084
	Stryker Corp. 2.625%, due 3/15/21		2,179,000	2,221,769
	Zimmer Biomet Holdings, Inc. 2.70%, due 4/1/20		1,895,000	1,918,085
				11,826,006
	Health Care - Services 1.1%
	Fresenius Medical Care U.S. Finance II, Inc. 6.50%, due 9/15/18 (b)		2,500,000	2,618,750
	Laboratory Corp. of America Holdings 2.50%, due 11/1/18		5,500,000	5,537,158
	UnitedHealth Group, Inc. 1.40%, due 10/15/17		6,643,000	6,640,901
				14,796,809
	Home Builders 3.7%
	CalAtlantic Group, Inc. (c)
	6.25%, due 12/15/21		2,875,000	3,191,250
	8.375%, due 1/15/21		4,560,000	5,346,600
	D.R. Horton, Inc.
	3.75%, due 3/1/19		2,750,000	2,814,927
	5.75%, due 8/15/23		4,250,000	4,845,212
	KB Home 8.00%, due 3/15/20		2,250,000	2,522,813
	Lennar Corp.
	4.50%, due 6/15/19		3,300,000	3,410,715
	4.50%, due 11/15/19		4,740,000	4,916,802
	MDC Holdings, Inc.
	5.50%, due 1/15/24		7,025,000	7,516,750
	5.625%, due 2/1/20		1,608,000	1,728,600
	Meritage Homes Corp. 7.00%, due 4/1/22		7,800,000	8,853,000
	Toll Brothers Finance Corp. 5.875%, due 2/15/22		5,750,000	6,382,500
				51,529,169
	Insurance 5.0%
	Chubb Corp. 3.554%, due 3/29/67 (a)		9,873,000	9,842,147
	Jackson National Life Global Funding 2.20%, due 1/30/20 (b)		2,830,000	2,840,389
¤	Liberty Mutual Group, Inc. (b)
	6.50%, due 3/15/35		870,000	1,085,830
	7.80%, due 3/7/87		7,453,000	9,353,515
	10.75%, due 6/15/88 (a)		938,000	1,528,940
	Lincoln National Corp. 3.537%, due 5/17/66 (a)		3,537,000	3,324,780
	MassMutual Global Funding II 2.50%, due 4/13/22 (b)		3,600,000	3,605,792
	Oil Insurance, Ltd. 4.278%, due 12/29/49 (a)(b)		8,452,000	7,649,060
	Pricoa Global Funding I 2.55%, due 11/24/20 (b)		2,725,000	2,754,880
	Protective Life Corp. 8.45%, due 10/15/39		3,621,000	5,378,919
	Provident Cos., Inc. 7.25%, due 3/15/28		5,460,000	6,872,770
	Scottish Widows, Ltd. Series Reg S 5.50%, due 6/16/23	GBP	6,500,000	9,750,652
	Validus Holdings, Ltd. 8.875%, due 1/26/40		$1,300,000	1,870,790
	Voya Financial, Inc. 3.65%, due 6/15/26		1,240,000	1,249,054
	XLIT, Ltd. 4.45%, due 3/31/25		2,600,000	2,707,255
				69,814,773
	Internet 0.9%
	Amazon.com, Inc. 1.20%, due 11/29/17		6,364,000	6,359,354
	Priceline Group, Inc. 3.60%, due 6/1/26		6,700,000	6,832,587
				13,191,941
	Iron & Steel 1.4%
	ArcelorMittal 6.75%, due 2/25/22		5,425,000	6,116,688
	Steel Dynamics, Inc. 5.25%, due 4/15/23		7,666,000	7,982,222
	Vale Overseas, Ltd. 6.25%, due 8/10/26		4,330,000	4,812,795
				18,911,705
	Leisure Time 0.4%
	Royal Caribbean Cruises, Ltd. 7.25%, due 3/15/18		6,115,000	6,309,206

	Lodging 0.6%
	Marriott International, Inc.
	6.75%, due 5/15/18		946,000	981,242
	7.15%, due 12/1/19		2,341,000	2,612,390
	Wyndham Worldwide Corp. 4.15%, due 4/1/24		4,160,000	4,319,727
				7,913,359
	Media 0.9%
	DISH DBS Corp. 4.25%, due 4/1/18		3,350,000	3,387,687
	Sky PLC 3.75%, due 9/16/24 (b)		4,095,000	4,225,807
	Time Warner Cos., Inc. 6.95%, due 1/15/28		3,035,000	3,847,260
	Time Warner Entertainment Co., L.P. 8.375%, due 3/15/23		1,087,000	1,361,756
				12,822,510
	Mining 0.3%
	Aleris International, Inc. 7.875%, due 11/1/20		2,000	1,934
	FMG Resources (August 2006) Pty, Ltd. 9.75%, due 3/1/22 (b)		3,935,000	4,470,947
				4,472,881
	Miscellaneous - Manufacturing 1.7%
	Amsted Industries, Inc. 5.00%, due 3/15/22 (b)		7,860,000	8,135,100
	Siemens Financieringsmaatschappij N.V. (b)
	2.15%, due 5/27/20		1,900,000	1,916,629
	2.70%, due 3/16/22		3,320,000	3,376,682
	Textron Financial Corp. 2.917%, due 2/15/67 (a)(b)		11,250,000	9,900,000
				23,328,411
	Oil & Gas 3.8%
	Anadarko Petroleum Corp. (zero coupon), due 10/10/36		19,735,000	8,286,213
	Chevron Corp. 1.686%, due 2/28/19		3,200,000	3,208,365
	CITGO Petroleum Corp. 6.25%, due 8/15/22 (b)		680,000	691,900
	Murphy Oil USA, Inc. 6.00%, due 8/15/23		7,318,000	7,720,490
	Petrobras Global Finance B.V. 7.375%, due 1/17/27		9,350,000	10,121,375
	Petroleos Mexicanos 6.75%, due 9/21/47 (b)		8,225,000	8,652,700
	QEP Resources, Inc. 5.375%, due 10/1/22		3,350,000	3,291,375
	Tesoro Corp.
	5.125%, due 4/1/24		8,050,000	8,540,955
	5.125%, due 12/15/26 (b)		2,000,000	2,185,552
				52,698,925
	Packaging & Containers 0.9%
	Crown European Holdings S.A. 4.00%, due 7/15/22 (b)	EUR	7,700,000	10,158,961
	WestRock MWV LLC 7.375%, due 9/1/19		$1,800,000	1,988,249
				12,147,210
	Pharmaceuticals 1.5%
	Eli Lilly & Co. 2.35%, due 5/15/22		2,200,000	2,220,170
	Endo Dac / Endo Finance LLC / Endo Finco, Inc. 6.00%, due 7/15/23 (b)		3,865,000	3,350,472
	Johnson & Johnson 2.25%, due 3/3/22		5,450,000	5,507,399
	Pfizer, Inc. 1.20%, due 6/1/18		9,540,000	9,520,691
				20,598,732
	Pipelines 1.2%
	Kinder Morgan, Inc.
	5.625%, due 11/15/23 (b)		2,449,000	2,714,484
	7.75%, due 1/15/32		2,035,000	2,604,625
	Targa Resources Partners, L.P. / Targa Resources Partners Finance Corp. 5.25%, due 5/1/23 (c)		3,725,000	3,841,406
	Tesoro Logistics, L.P. / Tesoro Logistics Finance Corp.
	5.875%, due 10/1/20		3,810,000	3,867,150
	6.125%, due 10/15/21		3,500,000	3,626,875
				16,654,540
	Real Estate Investment Trusts 1.0%
	Crown Castle International Corp.
	3.20%, due 9/1/24		5,715,000	5,716,052
	5.25%, due 1/15/23		2,625,000	2,935,044
	Host Hotels & Resorts, L.P. 3.75%, due 10/15/23		472,000	484,677
	Iron Mountain, Inc. 5.75%, due 8/15/24 (c)		4,125,000	4,238,438
	Ventas Realty, L.P. / Ventas Capital Corp. 2.70%, due 4/1/20		1,000	1,010
				13,375,221
	Retail 2.8%
	AutoZone, Inc. 3.75%, due 6/1/27		3,565,000	3,614,589
	Brinker International, Inc. 2.60%, due 5/15/18		1,875,000	1,875,000
	CVS Pass-Through Trust 5.789%, due 1/10/26 (b)(e)		57,879	63,866
	Darden Restaurants, Inc. 3.85%, due 5/1/27		2,700,000	2,788,401
	QVC, Inc. 4.85%, due 4/1/24		6,500,000	6,696,118
	Signet UK Finance PLC 4.70%, due 6/15/24		1,890,000	1,859,335
	Starbucks Corp. 2.45%, due 6/15/26		4,279,000	4,134,263
	Suburban Propane Partners, L.P. / Suburban Energy Finance Corp. 5.50%, due 6/1/24		8,550,000	8,443,125
	TJX Cos., Inc. 2.25%, due 9/15/26		10,505,000	9,799,957
				39,274,654
	Semiconductors 1.4%
	NXP B.V. / NXP Funding LLC (b)
	4.125%, due 6/1/21		6,300,000	6,607,125
	4.625%, due 6/15/22		2,960,000	3,178,300
	Sensata Technologies B.V. 5.00%, due 10/1/25 (b)		8,700,000	9,156,750
				18,942,175
	Software 0.9%
	First Data Corp. 7.00%, due 12/1/23 (b)		755,000	814,456
¤	Microsoft Corp.
	1.10%, due 8/8/19		6,040,000	5,990,961
	1.85%, due 2/6/20		6,190,000	6,216,865
				13,022,282
	Telecommunications 3.8%
	AT&T, Inc. 3.20%, due 3/1/22		5,840,000	5,965,776
	Hughes Satellite Systems Corp. 6.50%, due 6/15/19		2,250,000	2,421,562
	Rogers Communications, Inc. 3.625%, due 12/15/25		6,760,000	6,938,194
	Sprint Capital Corp. 8.75%, due 3/15/32 (c)		1,060,000	1,314,400
	Sprint Communications, Inc. 7.00%, due 8/15/20		1,800,000	1,966,500
	Sprint Corp. 7.875%, due 9/15/23		1,650,000	1,872,750
	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 3.36%, due 3/20/23 (b)		4,758,000	4,823,185
	T-Mobile USA, Inc. (c)
	6.00%, due 3/1/23		3,000,000	3,172,500
	6.125%, due 1/15/22		4,525,000	4,739,937
	Telefonica Emisiones SAU
	4.103%, due 3/8/27		2,755,000	2,882,036
	5.462%, due 2/16/21		1,000	1,104
	Verizon Communications, Inc.
	4.125%, due 3/16/27		685,000	704,311
	5.15%, due 9/15/23		3,573,000	3,975,259
	ViaSat, Inc. 6.875%, due 6/15/20 (c)		7,340,000	7,500,562
	VimpelCom Holdings B.V. 4.95%, due 6/16/24 (b)		4,500,000	4,528,125
				52,806,201
	Textiles 0.4%
	Cintas Corp. No 2 2.90%, due 4/1/22		4,920,000	5,012,216

	Trucking & Leasing 0.5%
	Aviation Capital Group Corp. 2.875%, due 1/20/22 (b)		6,795,000	6,813,612

	Total Corporate Bonds (Cost $1,001,705,495)			1,021,279,586

	Foreign Government Bonds 0.5%
	Portugal 0.5%
	Portugal Government International Bond 5.125%, due 10/15/24 (b)		6,387,000	6,542,204

	Total Foreign Government Bonds (Cost $6,546,469)			6,542,204

	Loan Assignments 20.5% (f)
	Advertising 2.0%
	Allied Universal Holdco LLC 2015 Term Loan 5.046%, due 7/28/22		8,640,625	8,644,228
	Global Payments, Inc. 2017 1st Lien Term Loan 3.234%, due 4/22/23		2,568,563	2,576,412
	Outfront Media Capital LLC 2017 Term Loan B 3.478%, due 3/18/24		7,878,750	7,916,505
	USAGM HoldCo LLC 2015 2nd Lien Term Loan 9.811%, due 7/28/23		8,750,000	8,793,750
				27,930,895
	Auto Manufacturers 0.3%
	Navistar International Corp. 2017 Term Loan B 5.23%, due 8/7/20		4,413,863	4,456,161

	Auto Parts & Equipment 0.8%
¤	TI Group Automotive Systems LLC 2015 Term Loan 3.984%, due 6/30/22		10,881,188	10,908,390

	Building Materials 1.5%
	Builders FirstSource, Inc. 2017 Term Loan B 4.296%, due 2/29/24		2,716,281	2,720,809
	Forterra Finance LLC 2017 Term Loan B 4.234%, due 10/25/23		7,126,150	6,827,743
¤	Quikrete Holdings, Inc. 2016 1st Lien Term Loan 3.984%, due 11/15/23		11,641,500	11,659,288
				21,207,840
	Chemicals 0.3%
	Axalta Coating Systems U.S. Holdings, Inc. Term Loan 3.296%, due 6/1/24		4,659,140	4,676,081

	Commercial Services 1.0%
	KAR Auction Services, Inc. Term Loan B4 3.563%, due 3/11/21		5,740,239	5,768,940
	Neff Rental LLC 2nd Lien Term Loan 7.664%, due 6/9/21		8,591,781	8,627,582
				14,396,522
	Computers 0.3%
	Tempo Acquisition LLC Term Loan 4.227%, due 5/1/24		4,110,000	4,136,542

	Containers, Packaging & Glass 0.9%
	Berry Plastics Group, Inc. Term Loan K 3.474%, due 2/8/20		5,000,000	5,016,250
	BWAY Holding Co. 2017 Term Loan B 4.474%, due 4/3/24		4,140,000	4,152,076
	Reynolds Group Holdings, Inc. 2017 Term Loan 4.234%, due 2/5/23		2,803,848	2,814,556
				11,982,882
	Electrical Components & Equipment 0.2%
	Electro Rent Corp. 1st Lien Term Loan 6.234%, due 1/19/24		3,323,300	3,345,111

	Electronics 0.4%
	Dell, Inc. 2017 Term Loan B 3.74%, due 9/7/23		6,114,275	6,141,789

	Entertainment 0.4%
	Mohegan Tribal Gaming Authority 2016 Term Loan B 5.234%, due 10/13/23		2,985,000	3,011,865
	Regal Cinemas Corp. 2017 Term Loan 3.234%, due 4/1/22		2,575,000	2,579,025
				5,590,890
	Environmental Controls 0.9%
	Advanced Disposal Services, Inc. Term Loan B3 3.944%, due 11/10/23		5,870,000	5,909,440
	GFL Environmental, Inc. Term Loan B 4.046%, due 9/29/23		5,955,000	5,972,121
				11,881,561
	Food 0.4%
	Pinnacle Foods Finance LLC 2017 Term Loan B 3.227%, due 2/2/24		5,442,650	5,461,879

	Food Services 0.2%
	Aramark Services, Inc. 2017 Term Loan B 3.234%, due 3/28/24		2,311,208	2,323,487

	Hand & Machine Tools 0.4%
	Milacron LLC Amended Term Loan B 4.234%, due 9/28/23		4,895,400	4,919,877

	Health Care - Products 0.6%
	Ortho-Clinical Diagnostics, Inc. Term Loan B 5.046%, due 6/30/21		7,291,756	7,293,608
	Sterigenics-Nordion Holdings LLC 2017 Term Loan B 4.234%, due 5/15/22		982,538	981,923
				8,275,531
	Health Care - Services 1.0%
	INC Research LLC 2017 Term Loan B TBD, due 6/27/24		6,375,000	6,404,886
	inVentiv Health, Inc. 2016 Term Loan B 4.952%, due 11/9/23		7,154,050	7,161,712
				13,566,598
	Household Products & Wares 0.9%
	KIK Custom Products, Inc. 2015 Term Loan B 5.793%, due 8/26/22		5,510,478	5,557,317
	Prestige Brands, Inc. Term Loan B4 3.984%, due 1/26/24		6,601,665	6,629,518
				12,186,835
	Insurance 0.3%
	MPH Acquisition Holdings LLC 2016 Term Loan B 4.296%, due 6/7/23		4,773,415	4,787,339

	Iron & Steel 0.5%
	Signode Industrial Group U.S., Inc. USD Term Loan B 4.012%, due 5/4/21		7,418,080	7,464,443

	Lodging 0.8%
	Boyd Gaming Corp. Term Loan B3 3.694%, due 9/15/23		366,687	368,011
	Hilton Worldwide Finance LLC Term Loan B2 3.232%, due 10/25/23		10,620,672	10,663,155
				11,031,166
	Machinery - Construction & Mining 0.2%
	Terex Corp. 2017 Term Loan B 3.726%, due 1/31/24		2,535,146	2,547,822

	Machinery - Diversified 1.0%
	Husky Injection Molding Systems, Ltd. 1st Lien Term Loan 4.484%, due 6/30/21		8,084,405	8,139,525
	Zebra Technologies Corp. 2017 Term Loan B 3.314%, due 10/27/21		5,500,000	5,514,300
				13,653,825
	Media 1.2%
	Charter Communications Operating LLC Repriced Term Loan F 3.24%, due 1/3/21		8,720,321	8,763,923
	Nielsen Finance LLC Term Loan B4 3.224%, due 10/4/23		3,955,088	3,958,232
	Virgin Media Bristol LLC USD Term Loan I 3.976%, due 1/31/25		4,100,000	4,117,937
				16,840,092
	Mining, Steel, Iron & Non-Precious Metals 0.3%
	Gates Global LLC 2017 USD Term Loan B 4.546%, due 4/1/24		4,052,114	4,074,400

	Personal, Food & Miscellaneous Services 0.1%
	B.C. Unlimited Liability Co. Term Loan B3 3.508%, due 2/16/24		1,566,067	1,563,784

	Pharmaceuticals 0.4%
	Change Healthcare Holdings, Inc. 2017 Term Loan B 3.984%, due 3/1/24		5,471,288	5,497,123

	Real Estate 0.4%
	Realogy Corp. 2017 Term Loan B 3.484%, due 7/20/22		4,879,340	4,901,702

	Retail 0.6%
	Nature's Bounty Co. 2017 USD Term Loan B 4.796%, due 5/5/23		5,373,000	5,378,599
	Pilot Travel Centers LLC 2017 Term Loan B 3.234%, due 5/25/23		2,758,192	2,774,052
				8,152,651
	Software 0.3%
	First Data Corp. 2017 Term Loan 3.727%, due 4/26/24		3,968,688	3,986,051

	Telecommunications 1.7%
	Level 3 Financing, Inc. 2017 Term Loan B 3.479%, due 2/22/24		9,000,000	9,033,750
	SBA Senior Finance II LLC Term Loan B1 3.49%, due 3/24/21		8,766,233	8,800,930
	Sprint Communications, Inc. 1st Lien Term Loan B 3.75%, due 2/2/24		5,137,125	5,151,036
				22,985,716
	Transportation 0.2%
	XPO Logistics, Inc. 2017 Term Loan B 3.554%, due 11/1/21		3,285,000	3,296,402

	Total Loan Assignments (Cost $282,695,974)			284,171,387

	Mortgage-Backed Securities 0.8%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.0% ‡
	Bayview Commercial Asset Trust Series 2006-4A, Class A1 1.446%, due 12/25/36 (a)(b)		29,441	27,713
	Wells Fargo Mortgage Backed Securities Trust Series 2006-AR10, Class 5A2 3.386%, due 7/25/36 (g)		96,643	96,800
				124,513
	Residential Mortgage (Collateralized Mortgage Obligation) 0.8%
	Japan Finance Organization for Municipalities Series Reg S 1.375%, due 2/5/18		10,610,000	10,581,247

	Whole Loan Collateral (Collateralized Mortgage Obligation) 0.0% ‡
	Banc of America Mortgage Trust Series 2005-J, Class 1A1 3.287%, due 11/25/35 (g)		118,410	107,069

	Total Mortgage-Backed Securities (Cost $10,824,209)			10,812,829

	U.S. Government & Federal Agencies 0.0%‡
	United States Treasury Note 0.0%
	2.125%, due 8/15/21		70,000	71,127

	Total U.S. Government & Federal Agencies (Cost $70,937)			71,127
	Total Long-Term Bonds (Cost $1,305,296,963)			1,325,512,807

			Shares
	Common Stocks 0.0%‡
	Media 0.0% ‡
	ION Media Networks, Inc. (e)(h)(i)(j)		22	14,929

	Total Common Stocks (Cost $34)			14,929

			Principal Amount
	Short-Term Investment 5.8%
	Repurchase Agreement 5.8%
	Fixed Income Clearing Corp. 0.12%, dated 7/31/17 due 8/1/17 Proceeds at Maturity $79,898,800 (Collateralized by a Federal National Mortgage Association security with a rate of 1.875% and a maturity date of 9/18/18, with a Principal Amount of $80,435,000 and a Market Value of $81,501,166)		$79,898,533	79,898,533
	Total Short-Term Investment (Cost $79,898,533)			79,898,533
	Total Investments, Before Investments Sold Short (Cost $1,385,195,530) (k)		101.5%	1,405,426,269

	Long-Term Bonds Sold Short (1.1)%
	Corporate Bonds Sold Short (1.1%)
	Oil & Gas (1.1%)
	Noble Energy, Inc.
	3.90%, due 11/15/24		(12,115,000)	(12,456,134)
	4.15%, due 12/15/21		(3,000,000)	(3,173,019)
				(15,629,153)
	Total Investments Sold Short (Proceeds $13,645,222)		(1.1)%	(15,629,153)
	Total Investments, Net of Investments Sold Short (Cost $1,371,550,308)		100.4	1,389,797,116
	Other Assets, Less Liabilities		(0.4)	(5,204,560)
	Net Assets		100.0%	$1,384,592,556

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest holdings or issuers held, as of July 31, 2017, excluding short-term investment. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	Floating rate - Rate shown was the rate in effect as of July 31, 2017.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Security, or a portion thereof, was maintained in a segregated account at the Fund's custodian as collateral for securities Sold Short.
(d)	Step coupon - Rate shown was the rate in effect as of July 31, 2017.
(e)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of July 31, 2017, the total market value of these securities was $78,795, which represented less than one-tenth of a percent of the Fund's net assets.
(f)	Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown was the weighted average interest rate of all contracts within the floating rate loan facility as of July 31, 2017.
(g)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of July 31, 2017.
(h)	Illiquid security - As of July 31, 2017, the total market value of this security deemed illiquid under procedures approved by the Board of Trustees was $14,929, which represented less than one-tenth of a percent of the Fund's net assets.
(i)	Non-income producing security.
(j)	Restricted security.
(k)	As of July 31, 2017, cost was $1,385,283,491 for federal income tax purposes and net unrealized depreciation was as follows:

Gross unrealized appreciation	$29,153,127
Gross unrealized depreciation	(9,010,349)
Net unrealized appreciation	$20,142,778

As of July 31, 2017, the Fund held the following foreign currency forward contracts:

Foreign Currency Buy Contracts	Expiration Date	Counterparty	Contract Amount Purchased		Contract Amount Sold	Unrealized Appreciation (Depreciation)

Euro vs. U.S. Dollar	8/1/17	JPMorgan Chase Bank N.A.	EUR	8,771,000	$10,207,690	$175,424
Euro vs. U.S. Dollar	11/1/17	JPMorgan Chase Bank N.A.		150,000	177,036	1,398
Pound Sterling vs. U.S. Dollar	8/1/17	JPMorgan Chase Bank N.A.	GBP	13,068,000	17,041,633	200,292

Foreign Currency Sales Contracts	Expiration Date	Counterparty	Contract Amount Sold		Contract Amount Purchased	Unrealized Appreciation (Depreciation)

Euro vs. U.S. Dollar	8/1/17	JPMorgan Chase Bank N.A.	EUR	8,771,000	9,431,426	(951,688)
Euro vs. U.S. Dollar	11/1/17	JPMorgan Chase Bank N.A.		8,734,000	10,214,413	(175,190)
Pound Sterling vs. U.S. Dollar	8/1/17	JPMorgan Chase Bank N.A.	GBP	13,068,000	16,746,522	(495,403)
Pound Sterling vs. U.S. Dollar	11/1/17	JPMorgan Chase Bank N.A.		12,639,000	16,542,555	(183,507)
Net unrealized appreciation (depreciation) on foreign currency forward contracts						$(1,428,674)

As of July 31, 2017, the Fund held the following futures contracts1:

Type	Number of Contracts Long (Short)	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)[2]
2-Year United States Treasury Note	(2,855)	September 2017	$(617,661,406)	$172,271
10-Year United States Treasury Note	481	September 2017	60,553,390	11,176
Euro Bund	(373)	September 2017	(71,510,245)	1,001,722
United States Treasury Long Bond	(228)	September 2017	(34,876,875)	(65,683)
			$(663,495,136)	$1,119,486

1.	As of July 31, 2017, cash in the amount of $2,745,886 was on deposit with a broker for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2017.

As of July 31, 2017, the Fund held the following centrally cleared interest rate swap agreements:

Notional Amount	Currency	Expiration Date	Payments made by Fund	Payments Received by Fund	Upfront Premiums Received/(Paid)	Value	Unrealized Appreciation / (Depreciation)
$400,000	USD	2/16/2018	3-Month USD-LIBOR	Fixed 1.18%	$(13,678)	$1,530,932	$1,517,254
250,000	USD	10/8/2017	3-Month USD-LIBOR	Fixed 1.305%	—	293,390	293,390
250,000	USD	10/16/2017	3-Month USD-LIBOR	Fixed 1.304%	—	335,177	335,177
725,000	USD	7/22/2018	3-Month USD-LIBOR	Fixed 1.313%	(25,440)	3,617,446	3,592,006
					$(39,118)	$5,776,945	$5,737,827

Reference Entity	Counterparty	Termination Date	Buy/Sell Protection[1]	Notional Amount (000)[2]	(Pay)/ Receive Fixed Rate[3]	Upfront Premiums Received/ (Paid)	Value	Unrealized Appreciation/ (Depreciation)[4]
Staples, Inc. 2.75%, 1/12/18	Credit Suisse First Boston	6/20/2019	Buy	$7,000	1.00%	$(184,118)	$(40,021)	$(224,139)

1	Buy-Fund pays premium and buys credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell-Fund receives premium and sells credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap contract.
3	The annual fixed rate represents the interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) annually on the notional amount of the credit default swap contract.
4	Represents the difference between the value of the credit default swap contracts at the time they were opened and the value at July 31, 2017.

The following abbreviations are used in the preceding pages:
EUR	—Euro
GBP	—British Pound Sterling

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$2,635,674	$—	$2,635,674
Corporate Bonds	—	1,021,279,586	—	1,021,279,586
Foreign Government Bonds	—	6,542,204	—	6,542,204
Loan Assignments (b)	—	271,787,067	12,384,320	284,171,387
Mortgage-Backed Securities	—	10,812,829	—	10,812,829
U.S. Government & Federal Agencies	—	71,127	—	71,127
Total Long-Term Bonds	—	1,313,128,487	12,384,320	1,325,512,807
Common Stocks (c)	—	—	14,929	14,929
Short-Term Investment
Repurchase Agreement	—	79,898,533	—	79,898,533
Total Investments in Securities	—	1,393,027,020	12,399,249	1,405,426,269
Other Financial Instruments
Foreign Currency Forward Contracts (d)	—	377,114	—	377,114
Futures Contracts (d)	1,185,169	—	—	1,185,169
Interest Rate Swap Contracts (d)	—	5,737,827	—	5,737,827
Total Other Financial Instruments	1,185,169	6,114,941	—	7,300,110
Total Investments in Securities and Other Financial Instruments	$1,185,169	$1,399,141,961	$12,399,249	$1,412,726,379

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Bonds Sold Short
Corporate Bonds Sold Short	—	(15,629,153)	—	(15,629,153)
Total Long-Term Bonds Sold Short	—	(15,629,153)	—	(15,629,153)
Other Financial Instruments
Foreign Currency Forward Contracts (d)	—	(1,805,788)	—	(1,805,788)
Futures Contracts (d)	(65,683)	—	—	(65,683)
Credit Default Swap Contracts (d)	—	(224,139)	—	(224,139)
Total Other Financial Instruments	(65,683)	(2,029,927)	—	(2,095,610)
Total Investments in Securities Sold Short and Other Financial Instruments	$(65,683)	$(17,659,080)	$—	$(17,724,763)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	Includes $4,919,877 & $7,464,443 of Level 3 securities held in Hand & Machine Tools and Iron & Steel respectively, within the Loan Assignments section of the Portfolio of Investments.

(c)	The Level 3 security valued at $14,929 is held in Media within the Common Stocks section of the Portfolio of Investments.

(d)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

As of July 31, 2017, securities with a market value of $8,090,920 transferred from Level 2 to Level 3. The transfer occurred as a result of utilizing significant unobservable inputs. As of October 31, 2016, the fair value obtained for these securities, as determined based on information provided by an independent pricing source, utilized significant observable inputs.

As of July 31, 2017, a security with a market value of $8,673,520 transferred from Level 3 to Level 2. The transfer occurred as a result of utilizing significant observable inputs. As of October 31, 2016, the fair value obtained for these securities, as determined based on information provided by an independent pricing source, utilized significant unobservable inputs.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2016	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales (a)	Transfers in to Level 3	Transfers out of Level 3	Balance as of July 31, 2017	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2017
Long-Term Bonds
Loan Assignments
Advertising	$8,673,520	$-	$-	$-	$-	$-	$-	$(8,673,520)	$-	$-
Hand & Machine Tools	6,635,753	1,114	90	8,709	4,901,550	(6,627,340)	-	-	4,919,877	8,709
Health Care - Products	987,525	149	(652)	515	-	(987,538)	-	-	-	-
Iron & Steel	-	2,504	1,720	77,692	-	(708,393)	8,090,920	-	7,464,443	77,692
Machinery - Construction & Mining	2,535,260	227	13	8,377	-	(2,543,877)	-	-	-	-
Retail Stores	729,051	(87)	(2,159)	(4,079)	-	(722,727)	-	-	-	-
Common Stocks
Media	11,778	-	-	3,151	-	-	-	-	14,929	3,151
Total	$19,572,887	$3,908	$(987)	$94,365	$4,901,550	$(11,589,875)	$8,090,920	$(8,673,520)	$12,399,249	$89,552

(a) Sales include principal reductions.

MainStay Funds

NOTES TO PORTFOLIOS OF INVESTMENTS July 31, 2017 (Unaudited)

SECURITIES VALUATION.

Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Funds are open for business ("valuation date").

The Board of Trustees (the "Board") of the MainStay Funds adopted procedures establishing methodologies for the valuation of each Fund's securities and other assets and delegated the responsibility for valuation determinations under those procedures to the Valuation Committee of the Funds (the "Valuation Committee"). The Board authorized the Valuation Committee to appoint a Valuation Sub-Committee (the "Sub-Committee") to deal in the first instance with establishing the prices of securities for which market quotations are not readily available or the prices of which are not otherwise readily determinable under these procedures. The Sub-Committee meets (in person, via electronic mail or via teleconference) on an as-needed basis. Subsequently, the Valuation Committee meets to ensure that actions taken by the Sub-Committee were appropriate. The procedures recognize that, subject to the oversight of the Board and unless otherwise noted, the responsibility for the day-to-day valuation of portfolio assets (including fair value measurements for the Funds' assets and liabilities) rests with New York Life Investment Management LLC ("New York Life Investments" or the "Manager"), aided to whatever extent necessary by the Subadvisor(s) to each Fund.

To assess the appropriateness of security valuations, the Manager, the Subadvisor(s) or the Funds' third party service provider, who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities and the sale prices to the prior and current day prices and challenges prices with changes exceeding certain tolerance levels with third party pricing services or broker sources. For those securities valued through either a standardized fair valuation methodology or a fair valuation measurement, the Sub-Committee deals in the first instance with such valuation and the Valuation Committee reviews and affirms, if appropriate, the reasonableness of the valuation based on such methodologies and measurements on a regular basis after considering all relevant information that is reasonably available. Any action taken by the Sub-Committee with respect to the valuation of a portfolio security or other asset is submitted by the Valuation Committee to the Board for its review and ratification, if appropriate, at its next regularly scheduled meeting.

"Fair value" is defined as the price that a Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that has established a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of each Fund. Unobservable inputs reflect each Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for an identical asset or liability
•	Level 2 – other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including each Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)

The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. As of July 31, 2017, the aggregate value by input level of each Fund's assets and liabilities is included at the end of each Fund's respective Portfolio of Investments.

The Funds may use third party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:

• Benchmark yields	• Reported trades
• Broker dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Equity and credit default swap curves	• Monthly payment information

An asset or liability for which market values cannot be measured using the methodologies described above is valued by methods deemed reasonable in good faith by the Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Funds generally use a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Funds' valuation procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Funds' valuation procedures are designed to value a security at the price a Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that a Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the period ended July 31, 2017, there were no material changes to the fair value methodologies.

Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security for which the market price is not readily available from a third party pricing source or, if so provided, does not, in the opinion of the Manager or Subadvisor(s) reflect the security’s market value; (vi) a security subject to trading collars for which no or limited trading takes place; and (vii) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities for which market quotations or observable inputs are not readily available are generally categorized as Level 3 in the hierarchy. As of July 31, 2017, securities that were fair valued in such a manner are shown in the Portfolio of Investments.

Certain securities held by certain Funds may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which those certain Funds' net asset values ("NAVs") are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or Subadvisor(s) conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Sub-Committee may, pursuant to procedures adopted by the Board, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third party vendor in accordance with valuation procedures adopted by the Board and are generally categorized as Level 2 in the hierarchy. As of July 31, 2017, no foreign equity securities held by the Funds were fair valued in such a manner.

Investments in Underlying Portfolios/Funds are valued at their respective NAVs at the close of business each day. Securities held by the Underlying Portfolios/Funds are valued using policies consistent with those used by the Underlying Portfolios/Funds , as described in the paragraphs below. These securities are generally categorized as Level 1 in the hierarchy.

Equity securities, rights, warrants and shares of Exchange-Traded Funds are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. Investments in mutual funds, including money market funds, are valued at their respective NAVs as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or brokers selected by the Manager, in consultation with the Subadvisor(s). Those values reflect broker/dealer supplied prices and electronic data processing techniques, if the evaluated bid or mean prices are deemed by the Manager, in consultation with the Subadvisor(s) to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government & federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities, and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.

Securities held by the Money Market Fund are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate per the requirements of Rule 2a-7 under the Investment Company Act of 1940 as amended. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.

Foreign currency forward contracts are valued at their fair market values measured on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.

Swaps are marked to market daily based upon quotations from pricing agents, brokers, or market makers. These securities are generally categorized as Level 2 in the hierarchy.

Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by utilizing significant unobservable inputs obtained from the pricing service and are generally categorized as Level 3 in the hierarchy.

Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature in 60 days or less at the time of purchase are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. These securities are generally categorized as Level 2 in the hierarchy.

The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The valuation procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.

The valuation techniques and significant amounts of unobservable inputs used in the fair valuation of each Fund's Level 3 securities are outlined in the table below. A significant increase or decrease in any of those inputs in isolation would result in a significantly higher or lower fair value measurement.

High Yield Corporate Bond Fund*

Asset Class	Fair Value at 7/31/17	Valuation Technique	Unobservable Inputs	Range
Convertible Bond (3)	$54,294,544	Market Approach	Estimated Enterprise Value	$783.0m - $919.9m

	10,261	Income Approach	Liquidity Discount	100 bps
			Subordiation Discount	150 bps

Corporate Bonds (3)	80,016,585	Income Approach	Estimated Yield	17.29%
			Spread Adjustment	5.28%
	64,866	Market Approach	Estimated Remaining Claims/Value	0.0001 - $0.10

Common Stocks (5)	1,950,672	Income Approach	Discount Rate	15.00%
			Liquidity Discount	20.00%
	15,158,868	Market Approach	EBITDA Multiple	5.75x
			Estimated Enterprise Value	$783.0m - $919.9m
			Estimated Volatility	25.00%
			Last Traded Price	$75.00
			Subscription Price	$4.91
	$151,495,796

* The table above does not include certain Level 3 investments that were valued by brokers and pricing services without adjustment. As of July 31, 2017, the value of these investments was $36,736,219. The inputs for these investments were not readily available or cannot be reasonably estimated.

A fund security or other asset may be determined to be illiquid under procedures approved by the Board. Illiquidity of a security might prevent the sale of such security at a time when the Manager or Subadvisor(s) might wish to sell, and these securities could have the effect of decreasing the overall level of a Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring a Fund to rely on judgments that may be somewhat subjective in measuring value, which could vary materially from the amount that a Fund could realize upon disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a Fund. Under the supervision of the Board, the Manager or Subadvisor(s) determine the liquidity of a Fund's investments; in doing so, the Manager or Subadvisor(s) may consider various factors, including: (i) the frequency of trades and quotations, (ii) the number of dealers and prospective purchasers, (iii) dealer undertakings to make a market, and (iv) the nature of the security and the market in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Illiquid securities often valued in accordance with methods deemed by the Board in good faith to be reasonable and appropriate to accurately reflect their fair value. The liquidity of each Fund's investments, as shown in their respective accompanying Portfolio of Investments, was determined as of July 31, 2017 and can change at any time in response to, among other relevant factors, market conditions or events or developments with respect to an individual issuer or instrument. As of July 31, 2017, securities deemed to be illiquid under procedures approved by the Board are shown in the Portfolio of Investments.

Item 2. Controls And Procedures.

(a)	Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MAINSTAY FUNDS

By:	/s/ Kirk C. Lehneis

Kirk C. Lehneis

President and Principal Executive Officer

Date: September 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Kirk C. Lehneis

Kirk C. Lehneis

President and Principal Executive Officer

Date: September 28, 2017

By:	/s/ Jack R. Benintende

Jack R. Benintende

Treasurer and Principal Financial and

Accounting Officer

Date: September 28, 2017